EATON VANCE MUNICIPALS TRUST

FOR THE FUNDS:

                    * EV Marathon California Municipals Fund
                    * EV Marathon Florida Tax Free Fund
                    * EV Marathon Massachusetts Tax Free Fund
                    * EV Marathon Mississippi Tax Free Fund
                    * EV Marathon New York Tax Free Fund
                    * EV Marathon Ohio Tax Free Fund
                    * EV Marathon Rhode Island Tax Free Fund
                    * EV Marathon West Virginia Tax Free Fund

--------------------------------------------------------------------------------

                               [GRAPHIC OF A DOOR]

--------------------------------------------------------------------------------

                            Annual Shareholder Report
                               September 30, 1995

                                Table of Contents

ITEM                                                                       PAGE
Year-end results, listed by state .......................................    2
President's letter to shareholders ......................................    3
Management Reports:
        EV Marathon California Municipals Fund ..........................    4
        EV Marathon Florida Tax Free Fund ...............................    5
        EV Marathon Massachusetts Tax Free Fund .........................    6
        EV Marathon Mississippi Tax Free Fund ...........................    7
        EV Marathon New York Tax Free Fund ..............................    8
        EV Marathon Ohio Tax Free Fund ..................................    9
        EV Marathon Rhode Island Tax Free Fund ..........................   10
        EV Marathon West  Virginia Tax Free Fund ........................   11
        Financial Results ...............................................   12

                                            INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT
                                      FINANCIAL DATA:                                                   TAX DATA:
------------------------------------------------------------------------------------------------------------------------------------
RESULTS FOR THE YEAR                                     Fund's                                        The after-tax
ENDING SEPTEMBER 30, 1995.   Dividends    Fund's NAV  distribution                  If your combined    equivalent         Federal
                           paid by Fund   per share     rate at                     Federal & state      yield you       income tax
                           during period  at 9/30/95    9/30/95                      tax rate is...   would need is...  information*
------------------------------------------------------------------------------------------------------------------------------------
Ev Marathon CALIFORNIA                                              [GRAPHIC OF
Municipals Fund               $0.495         $9.41       4.99%      CALIFORNIA]          43.04%            8.72%           98.75

EV Marathon FLORIDA                                                 [GRAPHIC OF
Tax Free Fund                 $0.536        $10.72       4.80%      FLORIDA]             38.67%            7.78%           98.31

EV Marathon MASSACHUSETTS                                           [GRAPHIC OF
Tax Free Fund                 $0.530        $10.27       4.87%      MASSACHUSETTS]       43.68%            8.60%           98.81

EV Marathon MISSISSIPPI                                             [GRAPHIC OF
Tax Free Fund                 $0.461         $9.48       4.70%      MISSISSIPPI]         39.20%            7.69%           98.46

EV Marathon NEW YORK                                                [GRAPHIC OF
Tax Free Fund                 $0.553        $10.83       4.87%      NEW YORK]            40.86%            8.18%           98.71

EV Marathon OHIO                                                    [GRAPHIC OF
Tax Free Fund                 $0.511        $10.51       4.61%      OHIO]                40.80%            7.77%           99.35

EV Marathon RHODE ISLAND                                            [GRAPHIC OF
Tax Free Fund                 $0.477         $9.40       4.91%      RHODE ISLAND]        42.34%            8.50%           99.32

EV Marathon WEST VIRGINIA                                           [GRAPHIC OF
Tax Free Fund                 $0.462         $9.50       4.75%      WEST VIRGINIA]       40.16%            7.92%           99.66
------------------------------------------------------------------------------------------------------------------------------------

*Percentages represent the amounts of the total dividends paid by the Funds from net investment income during the year ended
September 30, 1995, that have been designated as exempt-interest dividends. Tax legislation eliminated the exception to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts may generate a small amount of ordinary taxable income.

                                 TO SHAREHOLDERS


The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period, the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

DESPITE TAX POLICY UNCERTAINTIES, TAX-EXEMPT BONDS YIELD MORE THAN 89% OF TREASURY YIELDS.


30-YR. AA GENERAL OBLIGATION (GO) BONDS*                                   5.90%
TAXABLE EQUIVALENT YIELD OF INVESTMENT
FOR COUPLE IN 36% TAX BRACKET                                              9.21%
30-YR TREASURY BONDS                                                       6.50%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

* GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield.

Statistics as of September 30, 1995.
Past performance is no guarantee of future results.
Source:  Bloomberg, L.P.

However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

                                            Sincerely,

                                            /s/ Thomas J. Fetter
                                            --------------------
                                            Thomas J. Fetter
                                            President
                                            October 3, 1995

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

Included on the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio comprises bonds principally from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.

                   EV Marathon California Municipals Fund

YOUR INVESTMENT AT WORK
Sacramento Cogeneration Authority
Cogeneration Project Bonds

These bonds are being used to build a gas-fired cogeneration plant that will produce electricity for the Sacramento Municipal Utility District. The plant also will produce steam for a nearby Procter & Gamble manufacturing facility. It is located on a 10-acre parcel next to the Procter & Gamble property.

The project is part of the Municipal Utility District's plan to reduce its purchases of electrical power from local electric utilities. It is scheduled to begin operation in 1996 and will be the second of up to four cogeneration plants to be constructed in the Sacramento area.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues..............................   110
Average quality...............................    A+
Investment grade..............................  88.3
Effective maturity............................  14.67 yrs.
Largest sectors:
   Lease revenues/Certificates of
   participation..............................  22.6%
   Escrowed to maturity.......................  16.2
   Tax allocation.............................   9.0
   Insured utilities..........................   8.8*
   Housing....................................   8.6

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: California

California's economy is improving slowly. Gains in the northern part of the state - in San Francisco and the Silicon Valley, for example - have been partially offset by continued poor economic conditions in Orange and Los Angeles Counties.

The Los Angeles County economy continues to lag, and the Orange County government has been in bankruptcy since December, 1994, when losses in the derivatives market drained nearly $1.7 billion from its investment pool. Both counties are finding it necessary to cut back on government services; those cutbacks have the effect of further dampening local economic activity.

While California's long-term economic outlook is positive, its current problems are not likely to end soon, in part because of the magnitude of its outstanding financial issues. The state, home to much import and export business with Pacific Rim countries, has also been hurt by the depressed Japanese economy. It could expect to recover more quickly if the Japanese economy were to improve.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON CALIFORNIA MUNICIPALS FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1985, through September 30, 1995

AVG. ANNUAL                     1                    5                  Life of
 RETURNS                       Year                 Year                 Fund*
With CDSC                      3.3%                 6.2%                 6.3%
Without CDSC                   8.3%                 6.5%                 6.3%

EV MARATHON CALIFORNIA MUNICIPALS FUND:  $18,252
Lehman Brothers Municipal Bond Index:  $23,243

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                          M. CALIFORNIA                         LEHMAN BROS.
12/85+                            10000                                10000
1/86                              10220                                10589
2/86                              10551                                11009
3/86                              10634                                11012
4/86                              10630                                11021
5/86                              10381                                10841
6/86                              10517                                10945
7/86                              10603                                11011
8/86                              11112                                11504
9/86                              11080                                11533
10/86                             11284                                11732
11/86                             11464                                11965
12/86                             11493                                11932
1/87                              11722                                12291
2/87                              11794                                12351
3/87                              11752                                12221
4/87                              11039                                11607
5/87                              10899                                11550
6/87                              11168                                11889
7/87                              11265                                12010
8/87                              11257                                12037
9/87                              10755                                11593
10/87                             10550                                11634
11/87                             10904                                11938
12/87                             11140                                12111
1/88                              11654                                12543
2/88                              11799                                12675
3/88                              11567                                12528
4/88                              11600                                12623
5/88                              11480                                12586
6/88                              11653                                12770
7/88                              11685                                12854
8/88                              11766                                12865
9/88                              11933                                13098
10/88                             12140                                13329
11/88                             11961                                13207
12/88                             12128                                13342
1/89                              12363                                13618
2/89                              12308                                13463
3/89                              12271                                13431
4/89                              12512                                13749
5/89                              12756                                14035
6/89                              12879                                14226
7/89                              13045                                14419
8/89                              12868                                14278
9/89                              12863                                14235
10/89                             12962                                14410
11/89                             13152                                14662
12/89                             13224                                14782
1/90                              13086                                14712
2/90                              13241                                14843
3/90                              13229                                14848
4/90                              13050                                14740
5/90                              13366                                15062
6/90                              13483                                15194
7/90                              13712                                15418
8/90                              13358                                15195
9/90                              13330                                15203
10/90                             13555                                15479
11/90                             13859                                15790
12/90                             13884                                15859
1/91                              14072                                16072
2/91                              14122                                16212
3/91                              14079                                16217
4/91                              14274                                16434
5/91                              14379                                16580
6/91                              14317                                16564
7/91                              14491                                16765
8/91                              14644                                16986
9/91                              14875                                17208
10/91                             15010                                17362
11/91                             14939                                17411
12/91                             15185                                17784
1/92                              15111                                17825
2/92                              15154                                17831
3/92                              15117                                17837
4/92                              15257                                17996
5/92                              15428                                18208
6/92                              15697                                18513
7/92                              16152                                19068
8/92                              15879                                18883
9/92                              15926                                19006
10/92                             15484                                18819
11/92                             15874                                19156
12/92                             16112                                19352
1/93                              16311                                19577
2/93                              17004                                20285
3/93                              16753                                20071
4/93                              16936                                20273
5/93                              16991                                20387
6/93                              17237                                20728
7/93                              17201                                20754
8/93                              17642                                21187
9/93                              17824                                21428
10/93                             17819                                21469
11/93                             17613                                21280
12/93                             17957                                21729
1/94                              18150                                21978
2/94                              17667                                21408
3/94                              16844                                20536
4/94                              16838                                20711
5/94                              16922                                20890
6/94                              16751                                20768
7/94                              17047                                21143
8/94                              17113                                21216
9/94                              16854                                20905
10/94                             16467                                20534
11/94                             16037                                20162
12/94                             16325                                20606
1/95                              16909                                21195
2/95                              17472                                21812
3/95                              17674                                22062
4/95                              17642                                22088
5/95                              18226                                22793
6/95                              17865                                22594
7/95                              17965                                22808
8/95                              18098                                23097
9/95                              18252                                23243

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 12/19/85. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"California is such a large state that we have been able to choose credits for the Portfolio very selectively. In general, we have avoided Los Angeles County debt, though we do hold two relatively secure specialized bonds from the area for yield purposes. "Similarly, our holdings in Orange County are disproportionately low because of the county's continuing financial problems. Over time, we have been able to assess the full effect of those problems and can say with assurance that the Portfolio's five credits located in the county have not been affected by the county's financial problems."

                                    - Robert B. MacIntosh

                       EV Marathon Florida Tax Free Fund

YOUR INVESTMENT AT WORK
Martin County Industrial
Development Authority
Indiantown Cogeneration Project

The proceeds of this $125 million bond issue were used to refund bonds issued in 1992 used to build a portion of this cogeneration project.

The power plant will burn coal and supply electricity to Florida Power & Light Company and steam to Caulkins Indiantown Citrus Company. Construction began in 1992 and is expected to be completed next year.

The 1992 bond proceeds financed the costs of acquiring, building and equipping facilities for treatment of solid wastes associated with operating the coal-fired cogeneration plant.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues.....................................  138
Average quality......................................  AA-
Investment grade.....................................  92.4%
Effective maturity...................................  16.83 yrs.
Largest sectors:
   Utilities.........................................  12.5%
   Housing...........................................  10.6
   Insured utilities.................................   8.5*
   Insured special tax revenue.......................   7.9*
   General obligations...............................   7.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Florida

The Florida economy is relatively strong, helped by solid gains in the business services sector, which is growing at a double-digit rate. Meanwhile, the construction sector has been hampered by slower income and household growth. State agencies project that Florida's population will grow at an annual rate of nearly 2%, not as strong as the state had estimated earlier.

Tourism continues to be a cornerstone of the Florida economy. Tourism levels in 1995 have slightly exceeded the state's expectations.

It is estimated that Florida's unemployment rate through 1995 will be 6.1%, a significant drop from 8.2% at the peak of the recession in 1992.

The 1995 legislative session ended with approval of budget appropriations which, adjusted for inflation, represent the smallest increase in state spending in more than 10 years. Despite the need for substantial expenditures to accommodate continuing growth, Florida's level of debt is considered moderate and its economy stable.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON FLORIDA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From August 31, 1990, through September 30, 1995

AVG. ANN.             1           5          Life of            Value of
 RETURN              Year        Year         Fund*        Investment at 9/30

With CDSC            4.9%        7.9%         7.8%              $14,689
Without CDSC         9.9%        8.2%         8.0%              $14,789

EV MARATHON FLORIDA TAX FREE FUND:  $14,789
Lehman Brothers Municipal Bond Index:  $15,297

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                           M. FLORIDA                        LEHMAN BROS.
8/90+                            10000                              10000
9/90                              9990                              10006
10/90                            10127                              10187
11/90                            10429                              10392
12/90                            10482                              10437
1/91                             10622                              10577
2/91                             10704                              10669
3/91                             10698                              10673
4/91                             10864                              10816
5/91                             10988                              10912
6/91                             10899                              10901
7/91                             11094                              11034
8/91                             11241                              11179
9/91                             11434                              11325
10/91                            11536                              11427
11/91                            11522                              11459
12/91                            11886                              11704
1/92                             11814                              11731
2/92                             11817                              11735
3/92                             11784                              11739
4/92                             11911                              11844
5/92                             12117                              11983
6/92                             12360                              12184
7/92                             12816                              12550
8/92                             12497                              12427
9/92                             12510                              12509
10/92                            12204                              12385
11/92                            12661                              12607
12/92                            12843                              12736
1/93                             12967                              12884
2/93                             13604                              13350
3/93                             13352                              13209
4/93                             13536                              13342
5/93                             13627                              13417
6/93                             13870                              13642
7/93                             13860                              13659
8/93                             14183                              13944
9/93                             14368                              14103
10/93                            14380                              14130
11/93                            14122                              14005
12/93                            14494                              14301
1/94                             14688                              14464
2/94                             14191                              14089
3/94                             13423                              13516
4/94                             13487                              13630
5/94                             13565                              13748
6/94                             13446                              13668
7/94                             13717                              13915
8/94                             13718                              13963
9/94                             13457                              13758
10/94                            13091                              13514
11/94                            12772                              13269
12/94                            13186                              13561
1/95                             13647                              13949
2/95                             14160                              14355
3/95                             14267                              14520
4/95                             14276                              14537
5/95                             14655                              15001
6/95                             14389                              14870
7/95                             14479                              15010
8/95                             14605                              15201
9/95                             14789                              15297

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Tower Data Systems, Bethesda, MD.

*Investment operations commenced 8/28/90. (+) Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The Florida health care market has been somewhat in disarray because of health care reform. As a result, we have exercised caution when looking at health care or hospital bonds. Through our proprietary research, we have been able to buy high-quality hospital bonds at very attractive prices.

"We have employed a two-pronged approach to the Portfolio, with an emphasis on quality and also bonds that allow us to add to yield.

"We are still very constructive on the Florida economy, and we continue to look for discount coupon bonds that add attractive characteristics to the Portfolio."

                                     - Thomas J. Fetter

EV Marathon Massachusetts Tax Free Fund

YOUR INVESTMENT AT WORK
Plymouth County
Correctional Facility

These bonds were used to construct a new 1,140-bed prison to house federal, state and county inmates in Plymouth. In addition to expanded housing facilities, the project includes a modern medical facility.

The project was designed to provide partial relief for the Commonwealth's correctional system, which has become seriously overcrowded in the past decade. As a state-of-the-art, "direct supervision" facility, the project aims to provide a more successful correctional environment while reducing costs. The new facility is operated by the Plymouth County Sheriff's Department.


                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues.......................................     95
Average quality........................................     A+
Investment grade.......................................   96.3%
Effective maturity (years).............................   15.47
Largest sectors:
   General obligations.................................   13.7%
   Insured hospitals...................................   11.8*
   Housing.............................................   11.4
   Water and sewer.....................................    9.8
   Education...........................................    9.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: Massachusetts

Massachusetts' employment levels have climbed significantly in recent years, recovering roughly 60% of the jobs lost in the last recession. Recent jobless rates have remained at or below the national rate, and personal income growth continues to accelerate. Growth has been especially impressive in the high technology and financial sectors.

The Commonwealth has greatly improved its financial position. Debt levels, while still too high, have nonetheless been reduced, while reserve levels have increased to 3% of revenues. As a result, Massachusetts now enjoys enhanced liquidity and more leeway with respect to operations, and should record a modest surplus in the current fiscal year. As a reflection of the progress the Commonwealth has made in recent years, its debt ratings have been upgraded to A1 and A+, considerably higher than they were at their lowest point in early 1991. Looking ahead, the economy should continue to post modest growth. On the fiscal front, the administration has recently initiated efforts to control social spending. While opening a thorny political issue, the move could result in further fiscal improvements in the future.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MASSACHUSETTS TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From April 30, 1991, through September 30, 1995

AVERAGE ANNUAL RETURN   1                 Life of                 Value of
                       Year                Fund*             Investment at 9/30

With CDSC              3.4%                6.5%                     $13,281
Without CDSC           8.4%                6.9%                     $13,481

EV MARATHON MASSACHUSETTS TAX FREE FUND:  $13,481
Lehman Brothers Municipal Bond Index:     $14,143

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                              M. MASS                           LEHMAN BROS.
4/91+                              10000                               10000
5/91                               10040                               10089
6/91                               10063                               10079
7/91                               10248                               10202
8/91                               10410                               10336
9/91                               10544                               10471
10/91                              10662                               10565
11/91                              10669                               10594
12/91                              10985                               10822
1/92                               11011                               10846
2/92                               11025                               10850
3/92                               11004                               10854
4/92                               11095                               10951
5/92                               11250                               11079
6/92                               11483                               11265
7/92                               11889                               11603
8/92                               11657                               11490
9/92                               11690                               11565
10/92                              11417                               11451
11/92                              11744                               11657
12/92                              11877                               11776
1/93                               12005                               11913
2/93                               12487                               12343
3/93                               12325                               12213
4/93                               12488                               12336
5/93                               12562                               12405
6/93                               12757                               12613
7/93                               12736                               12629
8/93                               13020                               12892
9/93                               13172                               13039
10/93                              13183                               13064
11/93                              13031                               12949
12/93                              13308                               13222
1/94                               13444                               13373
2/94                               13115                               13027
3/94                               12445                               12496
4/94                               12409                               12602
5/94                               12519                               12711
6/94                               12406                               12637
7/94                               12625                               12866
8/94                               12675                               12910
9/94                               12439                               12721
10/94                              12116                               12495
11/94                              11736                               12269
12/94                              12092                               12539
1/95                               12542                               12897
2/95                               12940                               13272
3/95                               13054                               13425
4/95                               13037                               13441
5/95                               13384                               13870
6/95                               13143                               13748
7/95                               13215                               13878
8/95                               13387                               14055
9/95                               13481                               14143

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 4/18/91. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The Portfolio's exposure to the hospital sector remains quite low. Health care institutions around the country are under increasing pressure from competition. This condition is especially true in Massachusetts, where there are too many hospital beds for the commonwealth's population.

"As a result, we do extensive research before adding any hospital bonds to the Portfolio, to ensure that the hospitals we choose will be among the survivors in this increasingly competitive environment.

"In structuring the Portfolio, we've employed a two-pronged strategy in the Portfolio, emphasizing quality on one hand and prudent yield enhancement on the other."

                                    - Robert B. MacIntosh

                     EV Marathon Mississippi Tax Free Fund

YOUR INVESTMENT AT WORK
Mississippi State University
Renovation Project

Bond proceeds were used to renovate and equip two buildings on the Mississippi State University campus. The renovations included the conversion of former dormitory buildings into classroom and office space.

The funds were also used to extend a chilled water loop on the campus in order to improve the university's heating and cooling system.

The bonds were issued in 1995, with a maturity of 2015. The cost of the project is estimated to be $3 million.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues..................................    36
Average quality...................................    AA
Investment grade..................................  98.7%
Effective maturity................................  15.55 yrs.
Largest sectors:
   Insured hospitals..............................  19.2%*
   Utilities......................................  10.9
   Industrial development revenue.................  10.0
   Housing........................................   9.4
   General obligations............................   7.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: Mississippi

Mississippi's economy, traditionally reliant on cyclical manufacturing, has shown significant growth in recent years. Expansion in the manufacturing and service sectors allowed the state's unemployment rate to remain roughly the same in 1994 as in 1993.

Much of the state's recent job growth came from gaming-related employment in the early 1990s. It is estimated that some 50,000 jobs were created either directly or indirectly by this industry. However, with more than 30 casinos now open in the state, Mississippi is saturated with gambling. In addition, the industry now faces strong competition from neighboring Louisiana, which is opening gambling in New Orleans.

Mississippi's economy should continue to grow during the next few years, but expected changes in the gaming industry, combined with a slowdown in other sectors, are likely to cause the pace of that growth to be slower than it has been in recent years.

A positive for the state is its very conservative fiscal management. Mississippi's debt level is one of the lowest in the country.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MISSISSIPPI TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From June 30, 1993, through September 30, 1995

   AVERAGE                   1                Life of              Value of
ANNUAL RETURN               Year               Fund*          Investment at 9/30
With CDSC                   4.4%               1.2%                 $10,279
Without CDSC                9.4%               2.8%                 $10,658

EV MARATHON MISSISSIPPI TAX FREE FUND:  $10,658
Lehman Brothers Municipal Bond Index:  $11,214

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                           M. MISSISSIPPI                       LEHMAN BROS.
6/93+                              10000                               10000
7/93                                9950                               10013
8/93                               10249                               10221
9/93                               10385                               10338
10/93                              10369                               10358
11/93                              10244                               10266
12/93                              10522                               10483
1/94                               10644                               10603
2/94                               10295                               10328
3/94                                9640                                9908
4/94                                9717                                9992
5/94                                9816                               10078
6/94                                9733                               10020
7/94                                9925                               10200
8/94                                9919                               10236
9/94                                9741                               10086
10/94                               9500                                9907
11/94                               9254                                9727
12/94                               9477                                9941
1/95                                9835                               10226
2/95                               10214                               10523
3/95                               10296                               10644
4/95                               10274                               10656
5/95                               10577                               10996
6/95                               10408                               10900
7/95                               10474                               11003
8/95                               10593                               11143
9/95                               10658                               11214

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 6/11/93. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"Mississippi is now in a period of economic strength. We have tried to take advantage of that fact by moving the Portfolio into more state-backed general obligation bonds.

"At the same time, we have somewhat reduced our exposure to the insured sector because insured bonds are plentiful and are not as attractive as some other Mississippi bonds.

"We continue to look to add industrial development bonds to the Portfolio because they offer an attractive combination of yield and security."

                                    - Cynthia J. Clemson

                       EV Marathon New York Tax Free Fund

YOUR INVESTMENT AT WORK
New York State Power Authority

Historically, three of the top issuer names in New York have been "Ports" (Port Authorities of New York and New Jersey), "Powers" (New York State Power Authority) and "Tribes" (Triborough Bridge and Tunnel Authority). Bonds of these three issuers are among the highest rated in the market.

Of the three, we see the most value in Power Authority bonds, especially as a place to weather any coming storm in BBB-rated New York State-appropriated bonds. The Triborough Bridge and Tunnel Authority will likely be under credit pressure as it begins borrowing plans for the MTA subway system. Port Authority bonds typically do not offer the attractive coupon structure available on some Power Authority bonds.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues ...............................     179
Average quality ................................      A+
Investment grade ...............................    98.0%
Effective maturity (years) .....................   14.47
Largest sectors:
   Health care .................................    19.1%
   Education ...................................    12.7
   Special tax revenue .........................    12.5
   Lease/Certificates of participation .........     8.7
   Escrowed ....................................     7.6

--------------------------------------------------------------------------------
THE STATE OF THE STATE: New York

New York is at a crossroads, with its first new governor in 12 years. Governor George Pataki's first real chance to make his mark comes with next year's budget. The impact of his proposed income tax cuts will be felt much more deeply in the budget for fiscal year 1996-97; it will garner much attention because tax cuts must be accompanied by spending cuts. It has the potential to be Pataki's first big step toward streamlining state government and fulfilling his election promises.

Given the potential for next year's budget process to be especially contentious and given that this year's budget was passed late, as often occurs, the Governor plans an earlier unveiling of the fiscal 1996-97 budget. The goal of matching spending commitments to ongoing revenue resources is positive for the state's long-term credit standing but may produce near-term turmoil.

Of more immediate interest to New York tax-exempt investors is the November voter referendum on state debt reform. New Yorkers will vote on whether to end the state's entrenched process of "backdoor borrowing." If debt reform passes, the state will revamp its borrowing process. Consequently, it currently plans to issue an unusually heavy calendar of state-supported appropriation debt between now and year-end.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON NEW YORK TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From August 31, 1990, through September 30, 1995

AVERAGE ANNUAL RETURN           1                    5                  Life of          Value of
                               Year                 Year                 Fund*       Investment at 9/30
With CDSC                      4.2%                 8.2%                 8.1%            $14,689
Without CDSC                   9.2%                 8.5%                 8.3%            $14,789

EV MARATHON NEW YORK TAX FREE FUND:    $14,991
Lehman Brothers Municipal Bond Index:  $15,297

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE              M.NEW YORK                   LEHMAN BROS.
8/90+               10000                         10000
9/90                 9950                         10006
10/90               10075                         10187
11/90               10337                         10392
12/90               10369                         10437
1/91                10519                         10577
2/91                10560                         10669
3/91                10605                         10673
4/91                10792                         10816
5/91                10863                         10912
6/91                10837                         10901
7/91                11073                         11034
8/91                11274                         11179
9/91                11500                         11325
10/91               11634                         11427
11/91               11611                         11459
12/91               11883                         11704
1/92                11682                         11731
2/92                11742                         11735
3/92                11777                         11739
4/92                11951                         11844
5/92                12148                         11983
6/92                12450                         12184
7/92                12978                         12550
8/92                12683                         12427
9/92                12697                         12509
10/92               12392                         12385
11/92               12805                         12607
12/92               12977                         12736
1/93                13149                         12884
2/93                13762                         13350
3/93                13559                         13209
4/93                13720                         13342
5/93                13836                         13417
6/93                14066                         13642
7/93                14069                         13659
8/93                14381                         13944
9/93                14542                         14103
10/93               14556                         14130
11/93               14363                         14005
12/93               14732                         14301
1/94                14866                         14464
2/94                14420                         14089
3/94                13678                         13516
4/94                13732                         13630
5/94                13877                         13748
6/94                13721                         13668
7/94                13968                         13915
8/94                14036                         13963
9/94                13725                         13758
10/94               13360                         13514
11/94               12897                         13269
12/94               13354                         13561
1/95                13805                         13949
2/95                14294                         14355
3/95                14444                         14520
4/95                14441                         14537
5/95                14864                         15001
6/95                14613                         14870
7/95                14732                         15010
8/95                14916                         15201
9/95                14991                         15297

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 8/30/90. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"Anticipating that state-appropriated debt will underperform in the face of a heavy new issuance calendar, we have been reducing the Portfolio's exposure to State appropriation debt and swapping into high-grade debt. Once this wave of debt has come to market, state-appropriated debt should be attractively priced and once again represent a buying opportunity.

"This past summer, during the second leg of the 1995 rally, discount coupon bonds returned to favor. This was an opportunity to sell deep discounts in the New York Portfolio and trade into more moderate discount coupon bonds that should perform comparably to deep discounts in an up market and much better in a down market."

                                       - Nicole Anderes

                      EV Marathon Ohio Tax Free Fund

YOUR INVESTMENT AT WORK
Higher Educational Facility Comm.
University of Dayton

The proceeds of these bonds are being used for a variety of projects, the largest of which is acquisition of land for the University of Dayton Law School. The money also is being used to construct and equip the Law School and Library, to complete the Phillips Center for the Humanities, to acquire and renovate student residences, rebuild campus roads and to renovate a variety of other buildings on campus.

The Law School and Library building will have floor space of more than 120,000 square feet and will be completely computer accessible. The university has more than 10,000 students.


                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues...............................    139
Average quality................................     A+
Investment grade...............................   90.5%
Effective maturity.............................  13.42 yrs.
Largest sectors:
   Hospitals ..................................   19.3%
   Insured hospitals...........................   11.7*
   General obligations.........................    9.1
   Industrial development/pollution
   control revenue.............................    8.8
   Education...................................    7.9

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: Ohio

The Ohio economy continues to be diverse and strong. Overall, the state has moved from heavy reliance on manufacturing jobs to a more balanced economy. Ohio's financial position has improved during the last 12 months, allowing the state to begin restoring its financial reserves.

The state's service sector has been a source of job growth during the past several years. While the manufacturing sector grew during the second half of 1994, it is expected to recede somewhat during the last half of 1995. Unemployment rates at the end of 1994 were considerably lower than the national average.

The recent robust economic activity in Ohio has helped the state's balance sheet. Tax receipts were greater than expected in the 1994 fiscal year and into 1995. For the same reason, Medicaid expenditures were somewhat lower than anticipated.

Ohio benefits from relatively conservative management and a debt burden that is low relative to that of other industrialized states.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON OHIO TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From April 30, 1991, through September 30, 1995

AVERAGE ANNUAL RETURN           1                  Life of          Value of
                               Year                 Fund*       Investment at 9/30
With CDSC                      4.7%                 6.9%              $13,439
Without CDSC                   9.7%                 7.2%              $13,639

EV MARATHON OHIO TAX FREE FUND:        $13,439
Lehman Brothers Municipal Bond Index:  $14,143

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                 M.OHIO                    LEHMAN BROS.
4/91+                 10000                       10000
5/91                  10030                       10089
6/91                  10007                       10079
7/91                  10200                       10202
8/91                  10337                       10336
9/91                  10488                       10471
10/91                 10592                       10565
11/91                 10597                       10594
12/91                 10872                       10822
1/92                  10875                       10846
2/92                  10886                       10850
3/92                  10852                       10854
4/92                  10940                       10951
5/92                  11103                       11079
6/92                  11313                       11265
7/92                  11716                       11603
8/92                  11506                       11490
9/92                  11550                       11565
10/92                 11266                       11451
11/92                 11625                       11657
12/92                 11773                       11776
1/93                  11910                       11913
2/93                  12388                       12343
3/93                  12214                       12213
4/93                  12363                       12336
5/93                  12469                       12405
6/93                  12685                       12613
7/93                  12672                       12629
8/93                  12976                       12892
9/93                  13137                       13039
10/93                 13147                       13064
11/93                 12984                       12949
12/93                 13294                       13222
1/94                  13440                       13373
2/94                  13042                       13027
3/94                  12327                       12496
4/94                  12385                       12602
5/94                  12517                       12711
6/94                  12403                       12637
7/94                  12655                       12866
8/94                  12678                       12910
9/94                  12429                       12721
10/94                 12082                       12495
11/94                 11741                       12269
12/94                 12104                       12539
1/95                  12561                       12897
2/95                  12990                       13272
3/95                  13089                       13425
4/95                  13082                       13441
5/95                  13487                       13870
6/95                  13298                       13748
7/95                  13380                       13878
8/95                  13548                       14055
9/95                  13639                       14143

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 4/18/91. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The past year has proved to be volatile for the bond market, with a sharp decline during most of 1994 and the strong bond market rally of 1995.

"In the Ohio Portfolio, the levels of new bond issuance have decreased significantly. This creates a supply-and-demand situation that bodes well for the inherent value of bonds.

"We remain highly selective in terms of the health care and hospital bonds that we add to the Portfolio. This sector is extremely competitive nationwide, and it is important to use thorough research to determine the most attractive candidates for the Portfolio. These are often medical facilities that have strengthened themselves through mergers or alliances with other facilities or HMOs."

                                       - Thomas J. Fetter

                     EV Marathon Rhode Island Tax Free Fund

YOUR INVESTMENT AT WORK
Rhode Island State Industrial
Facilities Corporation
Marine Terminal Bonds

The proceeds of these bonds were used to build the main Rhode Island terminal and distribution facilities for Mobil Oil Refining in the mid-1980s. The company transports oil in tanker ships through Narragansett Bay and distributes it to the Rhode Island area through these facilities, which are located in East Providence.

These bonds carry the senior corporate debt ratings of Mobil Oil, Aa2/AA.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues................................    48
Average quality.................................    AA
Investment grade................................  99.2%
Effective maturity..............................  17.10 yrs.
Largest sectors:
   Housing......................................  16.7%
   Insured water and sewer......................  16.6*
   Insured colleges and university...............  9.8*
   Insured housing...............................  6.1*
   Special tax..................................   6.7

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: Rhode Island

Rhode Island's economy is softening after barely showing signs of recovery from the recession of the late 1980s. Employment numbers for 1995 are running below those of 1994; the state recently had to revise revenues down slightly to reflect the weaker economy. Even the state's outlook for a "continued recovery at a sluggish pace" may be too optimistic and the 1.2% annual employment growth projected may have to be revised downward.

As sobering as this news is, our diversified portfolio of Rhode Island bonds should not be directly affected by the state's budget and economic problems. For example, portfolio holdings include tax-exempt debt backed by single-family mortgage pools, by high-grade corporations and by the state's leading universities and colleges.

Also, Providence appears to be a bright spot in the state's economic landscape and may be more of a stabilizing influence than it has been historically.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON RHODE ISLAND TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From June 30, 1993, through September 30, 1995

   AVERAGE                 1                Life of             Value of
ANNUAL RETURN             Year               Fund*          Investment at 9/30
With CDSC                 3.9%               1.0%                 $10,224
Without CDSC              8.9%               2.6%                 $10,600

EV MARATHON RHODE ISLAND TAX FREE FUND:  $10,600
Lehman Brothers Municipal Bond Index:    $11,214

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                          M. RHODE ISLAND                       LEHMAN BROS.
6/93+                              10000                                 10000
7/93                                9970                                 10013
8/93                               10328                                 10221
9/93                               10453                                 10338
10/93                              10406                                 10358
11/93                              10259                                 10266
12/93                              10587                                 10483
1/94                               10729                                 10603
2/94                               10297                                 10328
3/94                                9643                                  9908
4/94                                9711                                  9992
5/94                                9832                                 10078
6/94                                9740                                 10020
7/94                                9944                                 10200
8/94                                9961                                 10236
9/94                                9731                                 10086
10/94                               9458                                  9907
11/94                               9202                                  9727
12/94                               9503                                  9941
1/95                                9885                                 10226
2/95                               10200                                 10523
3/95                               10305                                 10644
4/95                               10274                                 10656
5/95                               10513                                 10996
6/95                               10290                                 10900
7/95                               10380                                 11003
8/95                               10523                                 11143
9/95                               10600                                 11214

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 6/11/93. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"Over the past year, the goal has been to restructure the Rhode Island Portfolio to balance long discount holdings with more defensive, higher yielding bonds. The relatively small Portfolio size makes rebalancing tricky; seemingly small changes can have a large impact on performance.

"Housing bonds have offered the best opportunity to add yield and a defensive sector to the Portfolio; holdings in this sector were increased from nearly 12% in September 1994 to 17% by September 1995. Since housing bonds typically carry AA or AAA ratings, added exposure to this sector has allowed us to take advantage of our strong research capabilities by prudently adding higher yielding BBB credits while maintaining overall credit quality at an average AA rating."

                                       - Nicole Anderes

                    EV Marathon West Virginia Tax Free Fund

YOUR INVESTMENT AT WORK
Upshur County
TJ International Project

The proceeds of these bonds are being used to build a sewage and solid waste disposal system for a lumber production plant in Upshur County. The facility manufactures engineered lumber in the form of wood joists and related lumber products.

The factory is owned by Trus Joist MacMillan.

The bonds were issued this year and will mature in 2025. The total cost of construction is estimated at about $22 million.

                               PORTFOLIO OVERVIEW
                   Based on market value as of Sept. 30, 1995

Number of issues.....................................    39
Average quality......................................    AA-
Investment grade.....................................  95.6%
Effective maturity...................................  16.42 yrs.
Largest sectors:
   Insured hospitals.................................  15.7%*
   Insured electric utilities........................  13.5*
   Industrial development/pollution
   control revenue...................................  12.5
   Electric utilities................................  11.8
   Insured water & sewer.............................  11.1*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: West Virginia

West Virginia's economy suffers from a heavy reliance on the coal mining industry and on employment in older metal and chemical factories.

The state economy recovered well in 1994 from the recession of the early 1990s, in large part because of the end of the coal strike. That event brought a needed boost to the state's employment and retail sales.

In 1995, the state's economy has continued to grow, though at a much slower pace than in 1994. In fact, West Virginia has the slowest rate of growth of the southeastern states and its unemployment levels still exceed the national average. During the last year, however, the state experienced significant gains in the construction, transportation and communications sectors. Increases in tourism have helped the state's economy slightly, as has growth in Federal employment.

The state's prospects for economic expansion are enhanced somewhat by the fact that its population is now increasing.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON WEST VIRGINIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From June 30, 1993, through September 30, 1995

AVERAGE ANNUAL RETURN      1                Life of             Value of
                          Year               Fund*         Investment at 9/30
With CDSC                 4.4%               1.3%               $10,298
Without CDSC              9.4%               2.9%               $10,678

EV MARATHON WEST VIRGINIA TAX FREE FUND:  $10,678
Lehman Brothers Municipal Bond Index:     $11,214

[LINE CHART USING THE FOLLOWING FIGURES AS PLOT POINTS]
DATE                          M. WEST VIRGINIA                      LEHMAN BROS.
6/93+                            10000                                 10000
7/93                              9910                                 10013
8/93                             10201                                 10221
9/93                             10347                                 10338
10/93                            10321                                 10358
11/93                            10184                                 10266
12/93                            10483                                 10483
1/94                             10614                                 10603
2/94                             10294                                 10328
3/94                              9691                                  9908
4/94                              9726                                  9992
5/94                              9835                                 10078
6/94                              9710                                 10020
7/94                              9935                                 10200
8/94                              9949                                 10236
9/94                              9761                                 10086
10/94                             9519                                  9907
11/94                             9231                                  9727
12/94                             9508                                  9941
1/95                              9844                                 10226
2/95                             10212                                 10523
3/95                             10304                                 10644
4/95                             10305                                 10656
5/95                             10607                                 10996
6/95                             10417                                 10900
7/95                             10483                                 11003
8/95                             10624                                 11143
9/95                             10678                                 11214

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 6/11/93. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The West Virginia bond market is extremely sensitive to movements of supply and demand. The challenge for a portfolio manager is to stay abreast of those movements.

"We try to purchase issues when they are trading cheaply in the secondary market and wait for supply to diminish, at which time we can offer them at a significant profit.

"Our principal focus is on maintaining a `barbell' structure in the Portfolio that provides good performance in both up and down markets. We want to maintain both yield and diversification, and to that end are committing a great deal of effort to researching non-rated private placement issues to gain yield."

                                       - Timothy T. Browse

--------------------------------------------------------------------------------

                           EV Marathon Tax Free Funds
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                          MARATHON        MARATHON        MARATHON        MARATHON
                                                         CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                            FUND            FUND            FUND            FUND
                                                        ------------    ------------    -------------    -----------
ASSETS:
  Investment in Portfolio --
     Identified cost                                    $379,605,766    $669,767,277    $274,852,824     $25,519,179
     Unrealized appreciation                              23,842,552      33,763,315      17,250,338       1,052,889
                                                        ------------    ------------    ------------     -----------
  Total investment in Portfolio, at value (Note 1A)     $403,448,318    $703,530,592    $292,103,162     $26,572,068
  Receivable for Fund shares sold                            216,213         396,350          61,114         236,439
  Deferred organization expenses (Note 1D)                   --              --                4,042          10,096
                                                        ------------    ------------    ------------     -----------
       Total assets                                     $403,664,531    $703,926,942    $292,168,318     $26,818,603
                                                        ------------    ------------    ------------     -----------
LIABILITIES:
  Dividends payable                                     $    828,682    $  1,389,908    $    585,168     $    51,497
  Payable for Fund shares redeemed                           938,806         639,225         332,894         --
  Payable to affiliates --
     Trustees' fees                                              853             853             853              43
     Custodian fee                                             1,500         --                1,414             611
  Accrued expenses                                           243,738         331,967         134,241          10,310
                                                        ------------    ------------    ------------     -----------
       Total liabilities                                $  2,013,579    $  2,361,953    $  1,054,570     $    62,461
                                                        ------------    ------------    ------------     -----------
NET ASSETS                                              $401,650,952    $701,564,989    $291,113,748     $26,756,142
                                                        ============    ============    ============     ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                       $415,696,914    $697,657,135    $295,067,039     $28,024,543
  Accumulated net realized loss on investment and
     financial futures transactions (computed on the
     basis of identified cost)                           (37,655,434)    (29,455,787)    (20,765,546)     (2,388,352)

  Accumulated undistributed (distributions in excess
     of) net investment income                              (233,080)       (399,674)       (438,083)         67,062
  Unrealized appreciation of investments and financial
     futures contracts from Portfolio (computed on the
     basis of identified cost)                            23,842,552      33,763,315      17,250,338       1,052,889

                                                        ------------    ------------    ------------     -----------
       Total                                            $401,650,952    $701,564,989    $291,113,748     $26,756,142
                                                        ============    ============    ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                 42,704,845      65,474,803      28,348,811       2,823,724
                                                        ============    ============    ============     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  (NOTE 6) PER SHARE (net assets divided by shares of
  beneficial interest outstanding)                             $9.41          $10.72          $10.27           $9.48
                                                               =====          ======          ======           =====

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                       MARATHON        MARATHON        MARATHON        MARATHON
                                                       NEW YORK          OHIO        RHODE ISLAND    WEST VIRGINIA
                                                         FUND            FUND            FUND            FUND
                                                     ------------    ------------    ------------    -------------
ASSETS:
  Investment in Portfolio --
     Identified cost                                 $611,546,021    $304,543,996    $39,640,293      $39,839,133
     Unrealized appreciation (depreciation)            31,054,017      11,999,809        144,122         (138,482)
                                                     ------------    ------------    -----------      -----------
  Total investment in Portfolio, at value (Note 1A)  $642,600,038    $316,543,805    $39,784,415      $39,700,651
  Receivable for Fund shares sold                         461,096         242,105        190,451            3,243
  Deferred organization expenses (Note 1D)                --                4,568          7,100            7,163
                                                     ------------    ------------    -----------      -----------
       Total assets                                  $643,061,134    $316,790,478    $39,981,966      $39,711,057
                                                     ------------    ------------    -----------      -----------
LIABILITIES:
  Dividends payable                                  $  1,282,727    $    600,085    $    80,141      $    77,278
  Payable for Fund shares redeemed                        857,931         148,028         22,633           49,035
  Payable to affiliates --
     Trustees' fees                                           853             853             43               43
     Custodian fee                                            500           1,470            500              500
  Accrued expenses                                        314,558         149,144         15,093           15,140
                                                     ------------    ------------    -----------      -----------
       Total liabilities                             $  2,456,569    $    899,580    $   118,410      $   141,996
                                                     ------------    ------------    -----------      -----------
NET ASSETS                                           $640,604,565    $315,890,898    $39,863,556      $39,569,061
                                                     ============    ============    ===========      ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                    $633,742,482    $312,212,892    $41,405,886      $41,232,910
  Accumulated net realized loss on investment and
     financial futures transactions (computed on
     the basis of identified cost)                    (23,355,791)     (8,166,521)    (1,701,909)     (1,554,393)

  Accumulated undistributed (distributions in
     excess of) net investment income                    (836,143)       (155,282)        15,457           29,026
  Unrealized appreciation (depreciation) of
     investments and financial futures contracts
     from Portfolio (computed on the basis of
     identified cost)                                  31,054,017      11,999,809        144,122         (138,482)
                                                     ------------    ------------    -----------      -----------
       Total                                         $640,604,565    $315,890,898    $39,863,556      $39,569,061
                                                     ============    ============    ===========      ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING              59,157,753      30,070,502      4,239,998        4,167,206
                                                     ============    ============    ===========      ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE (NOTE 6) PER SHARE (net assets / shares of
  beneficial interest outstanding)                         $10.83          $10.51          $9.40            $9.50
                                                           ======          ======         ======           ======

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                            MARATHON        MARATHON        MARATHON        MARATHON
                                                           CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                              FUND            FUND            FUND            FUND
                                                          ------------    ------------    -------------    -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                $ 28,133,148    $ 46,901,697    $ 18,852,814     $ 1,670,153
  Expenses allocated from Portfolio                         (2,405,930)     (3,773,791)     (1,546,346)        (61,880)
                                                           -----------     -----------     -----------     -----------
     Net investment income from Portfolio                 $ 25,727,218    $ 43,127,906    $ 17,306,468     $ 1,608,273
                                                           -----------     -----------     -----------     -----------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization                       $      2,458    $      3,286    $      3,286     $       165
     Distribution costs (Note 5)                             3,862,901       6,465,955       2,571,399         234,665
     Custodian fee (Note 4)                                     25,540              --          22,931           3,707
     Transfer and dividend disbursing agent fees               311,241         435,351         196,494          19,794
     Printing and postage                                       94,900          93,320          76,228          15,078
     Legal and accounting services                              23,391          17,174          13,595          11,193
     Registration costs                                          2,625          22,432          10,621             656
     Amortization of organization expenses (Note 1D)           --               13,286           7,444           5,829
     Miscellaneous                                              34,885         131,819          26,856           3,753
                                                           -----------     -----------     -----------     -----------
       Total expenses                                     $  4,357,941    $  7,182,623    $  2,928,854     $   294,840
                                                           -----------     -----------     -----------     -----------
            Net investment income                         $ 21,369,277    $ 35,945,283    $ 14,377,614     $ 1,313,433
                                                           -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)      $(18,982,550)   $ (9,741,283)   $(11,614,591)    $(1,413,716)
     Financial futures contracts                            (3,909,123)    (12,627,848)     (3,252,096)       (394,684)
                                                           -----------     -----------     -----------     -----------
       Net realized loss on investments                   $(22,891,673)   $(22,369,131)   $(14,866,687)    $(1,808,400)
  Change in unrealized appreciation of investments          33,006,120      53,649,034      23,022,471       2,924,484
                                                           -----------     -----------     -----------     -----------
          Net realized and unrealized gain                $ 10,114,447    $ 31,279,903    $  8,155,784     $ 1,116,084
                                                           -----------     -----------     -----------     -----------
            Net increase in net assets from operations    $ 31,483,724    $ 67,225,186    $ 22,533,398     $ 2,429,517
                                                           ===========     ===========     ===========     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                        MARATHON       MARATHON        MARATHON        MARATHON
                                                        NEW YORK         OHIO        RHODE ISLAND    WEST VIRGINIA
                                                          FUND           FUND            FUND            FUND
                                                      ------------    -----------    ------------    -------------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio            $ 41,246,419    $20,078,313    $ 2,294,542      $ 2,352,378
  Expenses allocated from Portfolio                     (3,248,301)    (1,741,504)       (90,709)        (111,482)
                                                      ------------    -----------    ------------    -------------
     Net investment income from Portfolio             $ 37,998,118    $18,336,809    $ 2,203,833      $ 2,240,896
                                                      ------------    -----------    ------------    -------------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization                   $      3,286    $     4,557    $       184      $       165
     Distribution costs (Note 5)                         5,704,516      2,821,424        314,708          343,122
     Custodian fee (Note 4)                                    500         20,136          2,812            4,580
     Transfer and dividend disbursing agent fees           399,114        220,036         28,154           26,940
     Printing and postage                                  155,241         40,677         16,022           19,374
     Legal and accounting services                          24,193         14,654          9,881            9,787
     Registration costs                                     16,529          5,390        --                 1,303
     Amortization of organization expenses (Note 1D)        16,602          8,460          4,614            3,811
     Miscellaneous                                          41,842         75,018          9,851            8,839
                                                      ------------    -----------    ------------    -------------
       Total expenses                                 $  6,361,823    $ 3,210,352    $   386,226      $   417,921
                                                      ------------    -----------    ------------    -------------
            Net investment income                     $ 31,636,295    $15,126,457    $ 1,817,607      $ 1,822,975
                                                      ------------    -----------    ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)  $(12,235,294)   $(4,489,076)   $  (557,354)     $  (506,446)
     Financial futures contracts                        (6,875,251)    (2,657,893)      (658,878)        (603,528)
                                                      ------------    -----------    ------------    -------------
       Net realized loss on investments               $(19,110,545)   $(7,146,969)   $(1,216,232)     $(1,109,974)
  Change in unrealized appreciation of investments      42,472,710     20,789,278      2,606,308        2,703,423
                                                      ------------    -----------    ------------    -------------
          Net realized and unrealized gain            $ 23,362,165    $13,642,309    $ 1,390,076      $ 1,593,449
                                                      ------------    -----------    ------------    -------------
            Net increase in net assets from
               operations                             $ 54,998,460    $28,768,766    $ 3,207,683      $ 3,416,424
                                                      =============   ===========    ===========     ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                       MARATHON        MARATHON          MARATHON         MARATHON
                                                      CALIFORNIA        FLORIDA       MASSACHUSETTS     MISSISSIPPI
                                                         FUND            FUND              FUND             FUND
                                                     ------------    -------------    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $ 21,369,277    $  35,945,283     $ 14,377,614     $ 1,313,433
     Net realized loss on investments                 (22,891,673)     (22,369,131)     (14,866,687)     (1,808,400)
     Change in unrealized appreciation of
       investments                                     33,006,120       53,649,034       23,022,471       2,924,484
                                                     ------------     ------------     ------------     ------------
       Net increase in net assets from operations    $ 31,483,724    $  67,225,186     $ 22,533,398     $ 2,429,517
                                                     ------------     ------------     ------------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                      $(21,369,277)   $ (35,945,283)    $(14,377,614)    $(1,313,433)
     In excess of net investment income                  (681,676)      (1,308,141)        (782,428)        (26,919)
     In excess of net realized gain on investments     (5,310,924)          --               --              --
                                                     ------------     ------------     ------------     ------------
       Total distributions to shareholders           $(27,361,877)   $ (37,253,424)    $(15,160,042)    $(1,340,352)
                                                     ------------     ------------     ------------     ------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                   $ 31,953,914    $  58,630,115     $ 24,105,023     $ 3,997,670
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                        11,558,278       12,826,713        7,571,220         720,817
     Cost of shares redeemed                          (85,573,814)    (160,730,616)     (42,946,842)     (5,822,919)
                                                     ------------     ------------     ------------     ------------
       Decrease in net assets from Fund share
          transactions                               $(42,061,622)   $ (89,273,788)    $(11,270,599)    $(1,104,432)
                                                     ------------     ------------     ------------     ------------
          Net decrease in net assets                 $(37,939,775)   $ (59,302,026)    $ (3,897,243)    $   (15,267)
NET ASSETS:
  At beginning of year                                439,590,727      760,867,015      295,010,991      26,771,409
                                                     ------------     ------------     ------------     ------------
  At end of year                                     $401,650,952    $ 701,564,989     $291,113,748     $26,756,142
                                                     ============     ============     ============     ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS
  AT END OF YEAR                                    $   (233,080)   $    (399,674)    $   (483,083)    $    67,062
                                                     ============     ============     ============     ============


                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                      MARATHON       MARATHON         MARATHON         MARATHON
                                                      NEW YORK         OHIO         RHODE ISLAND     WEST VIRGINIA
                                                        FUND           FUND             FUND             FUND
                                                    ------------   ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $ 31,636,295   $ 15,126,457     $ 1,817,607       $ 1,822,975
     Net realized loss on investments                (19,110,545)    (7,146,969)     (1,216,232)       (1,109,974)
     Change in unrealized appreciation of
       investments                                    42,472,710     20,789,278       2,606,308         2,703,423
                                                    ------------   ------------     ------------     -------------
       Net increase in net assets from operations   $ 54,998,460   $ 28,768,766     $ 3,207,683       $ 3,416,424
                                                    ------------   ------------     ------------     -------------
  Distributions to shareholders (Note 2) --
     From net investment income                     $(31,636,295)  $(15,126,457)    $(1,817,607)      $(1,822,975)
     In excess of net investment income               (1,601,605)      (648,308)        (91,415)          (94,123)
                                                    ------------   ------------     ------------     -------------
       Total distributions to shareholders          $(33,237,900)  $(15,774,765)    $(1,909,022)      $(1,917,098)
                                                    ------------   ------------     ------------     -------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                  $ 52,161,842   $ 21,347,938     $ 8,679,039       $ 2,943,218
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                       18,178,003      8,621,125       1,088,603           974,647
     Cost of shares redeemed                         (99,820,704)   (48,649,678)     (5,463,453)       (4,324,044)
                                                    ------------   ------------     ------------     -------------
       Increase (decrease) in net assets from Fund
          share transactions                        $(29,480,859)  $(18,680,615)    $ 4,304,189       $  (406,179)
                                                    ------------   ------------     ------------     -------------
          Net increase (decrease) in net assets     $ (7,720,299)  $ (5,686,614)    $ 5,602,850       $ 1,093,147
NET ASSETS:
  At beginning of year                               648,324,864    321,577,512      34,260,706        38,475,914
                                                    ------------   ------------     ------------     -------------
  At end of year                                    $640,604,565   $315,890,898     $39,863,556       $39,569,061
                                                    ============   ============     ============     =============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME INCLUDED IN NET
  ASSETS AT END OF YEAR                             $   (836,143)  $   (155,282)    $    15,457       $    29,026
                                                    =============  =============    ============      ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         MARATHON CALIFORNIA FUND         MARATHON         MARATHON        MARATHON
                                       ------------------------------      FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                        YEAR ENDED       YEAR ENDED         FUND             FUND            FUND
                                       SEPTEMBER 30,    SEPTEMBER 30,   ------------     -------------    -----------
                                           1994*            1994                  YEAR ENDED SEPTEMBER 30, 1994
                                       -------------    ------------    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income             $ 11,467,925     $22,194,951     $ 37,146,116    $ 14,045,651     $ 1,037,060
     Net realized gain (loss) on
       investments                      (10,559,752)     11,329,857       (5,585,565)     (5,174,237)       (578,183)
     Change in unrealized
       depreciation of investments         (926,810)    (31,672,678)     (84,190,493)    (26,104,295)     (2,101,545)
                                       -------------    ------------    ------------    -------------    -----------
       Net increase (decrease) in net
          assets from operations       $    (18,637)    $ 1,852,130     $(52,629,942)   $(17,232,881)    $(1,642,668)
                                       -------------    ------------    ------------    -------------    -----------
  Distributions to shareholders
     (Note 2) --
     From net investment income        $(11,467,925)    $(22,194,951)   $(37,146,116)   $(14,045,651)    $(1,037,060)
     In excess of net investment
       income                            (1,709,784)     (4,240,070)      (5,923,920)     (2,420,814)       (162,442)
     From net realized gain on
       investment transactions                   --      (7,255,117)              --              --              --
     In excess of net realized gain
       on investment transactions                --              --       (8,370,510)     (1,725,588)        (13,073)
                                       -------------    ------------    ------------    -------------    -----------
       Total distributions to
          shareholders                 $(13,177,709)    $(33,690,138)   $(51,440,546)   $(18,192,053)    $(1,212,575)
                                       -------------    ------------    ------------    -------------    -----------
  Transactions in shares of
     beneficial interest (Note 3) --
     Proceeds from sales of shares     $ 20,853,736     $98,716,094     $153,932,684    $ 59,289,679     $18,133,515
     Net asset value of shares issued
       to shareholders in payment of
       distributions declared             5,336,955      14,550,970       18,856,605       9,556,751         609,193
     Cost of shares redeemed            (36,817,405)    (56,953,570)     (84,707,846)    (25,211,957)       (926,317)
                                       -------------    ------------    ------------    -------------    -----------
       Increase (decrease) in net
          assets from Fund share
          transactions                 $(10,626,714)    $56,313,494     $ 88,081,443    $ 43,634,473     $17,816,391
                                       -------------    ------------    ------------    -------------    -----------
          Net increase (decrease) in
            net assets                 $(23,823,060)    $24,475,486     $(15,989,045)   $  8,209,539     $14,961,148
NET ASSETS:
  At beginning of year                  463,413,787     438,938,301      776,856,060     286,801,452      11,810,261
                                       -------------    ------------    ------------    -------------    -----------
  At end of year                       $439,590,727     $463,413,787    $760,867,015    $295,010,991     $26,771,409
                                       ================= ============== ==============  ================ ============
ACCUMULATED DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME INCLUDED
  IN NET ASSETS AT END OF YEAR         $ (1,177,662)    $(1,168,443)    $ (1,645,348)   $   (818,222)    $    (4,476)
                                       ============      ==========     =============   ============     ===========

* For the six months ended September 30, 1994 (Note 8).

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1994
--------------------------------------------------------------------------------

                                                     MARATHON         MARATHON         MARATHON         MARATHON
                                                     NEW YORK           OHIO         RHODE ISLAND     WEST VIRGINIA
                                                       FUND             FUND             FUND             FUND
                                                   ------------     ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $ 31,362,315     $ 14,753,437     $ 1,282,185       $ 1,623,697
     Net realized loss on investments                (2,498,812)        (390,717)       (485,677)         (443,884)
     Change in unrealized depreciation of
       investments                                  (67,599,978)     (32,673,008)     (2,885,537)       (3,353,971)
                                                   ------------     ------------     ------------     -------------
       Net decrease in net assets from
          operations                               $(38,736,475)    $(18,310,288)    $(2,089,029)      $(2,174,158)
                                                   ------------     ------------     ------------     -------------
  Distributions to shareholders (Note 2) --
     From net investment income                    $(31,362,315)    $(14,753,437)    $(1,282,185)      $(1,623,697)
     In excess of net investment income              (5,309,872)      (2,498,763)       (220,052)         (248,529)
     In excess of net realized gain on
       investment transactions                      (10,190,903)      (1,825,463)        (37,389)          (30,031)
                                                   ------------     ------------     ------------     -------------
       Total distributions to shareholders         $(46,863,090)    $(19,077,663)    $(1,539,626)      $(1,902,257)
                                                   ------------     ------------     ------------     -------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                 $122,904,958     $ 71,989,063     $20,376,923       $17,161,407
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                      27,218,142       10,680,047         832,719           973,430
     Cost of shares redeemed                        (66,559,661)     (23,034,920)     (1,000,495)       (1,299,607)
                                                   ------------     ------------     ------------     -------------
       Increase in net assets from Fund share
          transactions                             $ 83,563,439     $ 59,634,190     $20,209,147       $16,835,230
                                                   ------------     ------------     ------------     -------------
          Net increase (decrease) in net assets    $ (2,036,126)    $ 22,246,239     $16,580,492       $12,758,815
NET ASSETS:
  At beginning of year                              650,360,990      299,331,273      17,680,214        25,717,099
                                                   ------------     ------------     ------------     -------------
  At end of year                                   $648,324,864     $321,577,512     $34,260,706       $38,475,914
                                                   ==============   ==============   ================ ================
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT
  END
  OF YEAR                                          $ (1,739,154)    $   (645,333)    $   (22,113)      $   (16,678)
                                                   ==============   ==============   ================ ================

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        MARATHON CALIFORNIA FUND
                              -----------------------------------------------------------------------------
                                                               YEAR ENDED
                              -----------------------------------------------------------------------------
                                 SEPTEMBER 30,                MARCH 31,                   SEPTEMBER 30,
                              -------------------   ------------------------------    ---------------------
                                1995      1994*       1994       1993      1992**       1991         1990
                              --------   --------   --------   --------   --------    --------     --------
NET ASSET VALUE, beginning
  of year                     $  9.290   $  9.560   $ 10.200   $  9.850   $ 10.000    $  9.570     $  9.880
                              --------   --------   --------   --------   --------    --------     --------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income        $  0.475   $  0.240   $  0.480   $  0.509   $  0.264    $  0.533     $  0.558
 Net realized and unrealized
   gain (loss) on
   investments                   0.253     (0.234)    (0.395)     0.524     (0.100)      0.544       (0.203)
                              --------   --------   --------   --------   --------    --------     --------
     Total income (loss)
       from operations        $  0.728   $  0.006   $  0.085   $  1.033   $  0.164    $  1.077     $  0.355
                              --------   --------   --------   --------   --------    --------     --------
LESS DISTRIBUTIONS:
 From net investment income   $ (0.475)  $ (0.240)  $ (0.480)  $ (0.509)  $ (0.264)   $ (0.533)    $ (0.558)
 In excess of net investment
   income                       (0.016)    (0.036)    (0.092)    (0.115)    (0.050)     (0.114)      (0.107)
 From net realized gain on
   investment transactions          --         --     (0.153)    (0.059)        --          --           --
 In excess of net realized
   gain on investment
   transactions                 (0.117)        --         --         --         --          --           --
                              --------   --------   --------   --------   --------    --------     --------
   Total distributions        $ (0.608)  $ (0.276)  $ (0.725)  $ (0.683)  $ (0.314)   $ (0.647)    $ (0.665)
                              --------   --------   --------   --------   --------    --------     --------
NET ASSET VALUE, end of year  $  9.410   $  9.290   $  9.560   $ 10.200   $  9.850    $ 10.000     $  9.570
                              =========  =========  =========  =========  =========   =========    =========
TOTAL RETURN (3)                 8.30%      0.06%      0.55%     10.82%      3.29%      11.59%        3.63%
RATIOS/SUPPLEMENTAL DATA***:
 Net assets, end of year
   (000 omitted)              $401,742   $439,591   $463,414   $438,938   $362,597    $353,990     $281,723
 Ratio of net expenses to
   average daily net assets
   (1)                           1.65%      1.63%+     1.67%      1.84%      1.87%+      1.90%        1.95%
 Ratio of net investment
   income to average daily
   net assets                    5.19%      5.06%+     4.64%      5.05%      5.28%+      5.42%        5.65%
PORTFOLIO TURNOVER (2)              --         --         5%       139%        65%         36%          13%



                                              MARATHON FLORIDA FUND
                              -----------------------------------------------------
                                                   YEAR ENDED
                              -----------------------------------------------------
                                                  SEPTEMBER 30,
                              -----------------------------------------------------
                                1995       1994        1993       1992       1991
                              --------   --------    --------   --------   --------
NET ASSET VALUE, beginning
  of year                     $ 10.270   $ 11.700    $ 10.940   $ 10.690   $  9.990
                              --------   --------    --------   --------   --------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income        $  0.514   $  0.514    $  0.516   $  0.541   $  0.573
 Net realized and unrealized
   gain (loss) on
   investments                   0.469     (1.228)      1.040      0.434      0.838
                              --------   --------    --------   --------   --------
     Total income (loss)
       from operations        $  0.983   $ (0.714)   $  1.556   $  0.975   $  1.411
                              --------   --------    --------   --------   --------
LESS DISTRIBUTIONS:
 From net investment income   $ (0.514)  $ (0.514)   $ (0.516)  $ (0.541)  $ (0.573)
 In excess of net investment
   income                       (0.019)    (0.082)     (0.121)    (0.127)    (0.138)
 From net realized gain on
   investment transactions          --         --      (0.159)    (0.057)        --
 In excess of net realized
   gain on investment
   transactions                     --     (0.120)         --         --         --
                              --------   --------    --------   --------   --------
   Total distributions        $ (0.533)  $ (0.716)   $ (0.796)  $ (0.725)  $ (0.711)
                              --------   --------    --------   --------   --------
NET ASSET VALUE, end of year  $ 10.720   $ 10.270    $ 11.700   $ 10.940   $ 10.690
                              =========  =========   =========  =========  =========
TOTAL RETURN (3)                 9.90%    (6.34)%      14.85%      9.41%     14.45%
RATIOS/SUPPLEMENTAL DATA***:
 Net assets, end of year
   (000 omitted)              $701,565   $760,867    $776,856   $463,279   $233,021
 Ratio of net expenses to
   average daily net assets
   (1)                           1.54%      1.44%       1.53%      1.64%      1.56%
 Ratio of net investment
   income to average daily
   net assets                    4.97%      4.70%       4.54%      4.91%      5.33%
PORTFOLIO TURNOVER (2)              --         --          9%        95%        72%

*** For the year ended September 30, 1991 (for Marathon Florida Fund), the operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE RATIOS
(As a percentage of average daily net assets):
      Expenses (1)
      Net investment income

NET INVESTMENT INCOME PER SHARE RATIOS                                       $0.561
                                                                              =====
(As a percentage of average daily net assets):
      Expenses (1)                                                            1.67%
      Net investment income                                                   5.22%

   * For the six months ended September 30, 1994 (Note 8).
  ** For the six months ended March 31, 1992. The Fund changed its fiscal year end from September 30, to March 31, effective March
     31, 1992.
   + Annualized.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                                                  MARATHON MASSACHUSETTS FUND
                                              -------------------------------------------------------------------

                                                                   YEAR ENDED SEPTEMBER 30,
                                              -------------------------------------------------------------------
                                                1995           1994           1993           1992         1991++
                                              --------       --------       --------       --------       -------
NET ASSET VALUE, beginning of year            $  9.990       $ 11.250       $ 10.640       $ 10.250       $10.000
                                              --------       --------       --------       --------       -------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                        $  0.499       $  0.505       $  0.514       $  0.526       $ 0.245
 Net realized and unrealized gain (loss) on
   investments                                   0.307         (1.108)         0.784          0.556         0.305+++
                                              --------       --------       --------       --------       -------
     Total income (loss) from operations      $  0.806       $ (0.603)      $  1.298       $  1.082       $ 0.550
                                              --------       --------       --------       --------       -------
LESS DISTRIBUTIONS:
 From net investment income                   $ (0.499)      $ (0.505)      $ (0.514)      $ (0.526)      $(0.245)
 In excess of net investment income             (0.027)        (0.087)        (0.116)        (0.142)       (0.055)
 From net realized gain on investment
   transactions                                     --             --         (0.058)        (0.024)           --
 In excess of net realized gain on
   investment transactions                          --         (0.065)            --             --            --
                                              --------       --------       --------       --------       -------
     Total distributions                      $ (0.526)      $ (0.657)      $ (0.688)      $ (0.692)      $(0.300)
                                              --------       --------       --------       --------       -------
NET ASSET VALUE, end of year                  $ 10.270       $  9.990       $ 11.250       $ 10.640       $10.250
                                              =========      =========      =========      =========      ========
TOTAL RETURN (3)                                 8.38%        (5.57)%         12.67%         10.88%         5.33%
RATIOS/SUPPLEMENTAL DATA**:
 Net assets, end of year (000 omitted)        $291,114       $295,011       $286,801       $165,964       $35,532
 Ratio of net expenses to average daily
   net assets (1)                                1.58%          1.50%          1.58%          1.64%         1.28%+
 Ratio of net investment income to average
   daily net assets                              5.00%          4.75%          4.69%          4.85%         5.15%+
PORTFOLIO TURNOVER (2)                              --             --            27%            72%           21%


                                                 MARATHON MISSISSIPPI FUND
                                               ------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                               ------------------------------
                                                1995        1994       1993*
                                               -------    -------     -------
NET ASSET VALUE, beginning of year           $ 9.110      $10.260     $10.000
                                             -------      -------     -------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                       $ 0.449      $ 0.453     $ 0.106
 Net realized and unrealized gain (loss)
   on investments                              0.379       (1.072)      0.300
                                             -------      -------     -------
     Total income (loss) from operations     $ 0.828      $(0.619)    $ 0.406
                                             -------      -------     -------
LESS DISTRIBUTIONS:
 From net investment income                  $(0.449)     $(0.453)    $(0.106)
 In excess of net investment income           (0.009)      (0.071)     (0.040)
 From net realized gain on investment
   transactions                                   --           --          --
 In excess of net realized gain on
   investment transactions                        --       (0.007)         --
                                             -------      -------     -------
     Total distributions                     $(0.458)     $(0.531)    $(0.146)
                                             -------      -------     -------
NET ASSET VALUE, end of year                 $ 9.480      $ 9.110     $10.260
                                             ========     ========    ========
TOTAL RETURN (3)                               9.40%      (6.20)%       3.85%
RATIOS/SUPPLEMENTAL DATA**:
 Net assets, end of year (000 omitted)       $26,756      $26,771     $11,810
 Ratio of net expenses to average daily
   net assets (1)                              1.36%        0.99%       0.75%+
 Ratio of net investment income to average
   daily net assets                            4.89%        4.63%       3.50%+
PORTFOLIO TURNOVER (2)                            --           --          --

** For the period from the start of business, April 18, 1991, to September 30, 1991, (for Marathon Massachusetts Fund) and for the years ended September 30, 1995 and 1994 and for the period from the start of business June 11, 1993, to September 30, 1993, (for Marathon Mississippi Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                                                           $0.226
                                                                                                          ======
RATIOS (As a percentage of average
  daily net assets):
      Expenses (1)                                                                                         1.68%+
      Net investment income                                                                                4.75%+


NET INVESTMENT INCOME PER SHARE                $0.437        $0.407         $0.085
                                               ======        ======         ======
RATIOS (As a percentage of average
  daily net assets):
      Expenses (1)                              1.49%         1.45%          1.44%+
      Net investment income                     4.76%         4.17%          2.81%+



   * For the period from the start of business, June 11, 1993, to September 30, 1993.
   + Annualized.
  ++ For the period from the start of business, April 18, 1991, to September 30, 1991.
 +++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            MARATHON NEW YORK FUND
                                          ----------------------------------------------------------

                                                           YEAR ENDED SEPTEMBER 30,
                                          ----------------------------------------------------------
                                            1995        1994        1993        1992          1991
                                          --------    --------    --------    --------      --------
NET ASSET VALUE, beginning of year        $ 10.450    $ 11.880    $ 11.070    $ 10.740      $  9.950
                                          --------    --------    --------    --------      --------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                    $  0.523    $  0.528    $  0.535    $  0.553      $  0.563
 Net realized and unrealized gain (loss)
   on investments                            0.406      (1.165)      1.014       0.524         0.929
                                          --------    --------    --------    --------      --------
     Total income (loss) from operations  $  0.929    $ (0.637)   $  1.549    $  1.077      $  1.492
                                          --------    --------    --------    --------      --------
LESS DISTRIBUTIONS:
 From net investment income               $ (0.523)   $ (0.528)   $ (0.535)   $ (0.553)     $ (0.563)
 In excess of net investment income         (0.026)     (0.089)     (0.120)     (0.135)       (0.139)
 From net realized gain on investment
   transactions                                 --          --      (0.084)     (0.059)           --
 In excess of net realized gain on
   investment transactions                      --      (0.176)         --          --            --
                                          --------    --------    --------    --------      --------
     Total distributions                  $ (0.549)   $ (0.793)   $ (0.739)   $ (0.747)     $ (0.702)
                                          --------    --------    --------    --------      --------
NET ASSET VALUE, end of year              $ 10.830    $ 10.450    $ 11.880    $ 11.070      $ 10.740
                                          =========   =========   =========   =========     =========
TOTAL RETURN (3)                             9.23%     (5.62)%      14.53%      10.41%        15.58%
RATIOS/SUPPLEMENTAL DATA**:
 Net assets, end of year (000 omitted)    $640,605    $648,325    $650,361    $415,144      $161,037
 Ratio of net expenses to average daily
   net assets (1)                            1.55%       1.46%       1.55%       1.65%         1.62%
 Ratio of net investment income to
   average daily net assets                  4.99%       4.72%       4.68%       4.99%         5.28%
PORTFOLIO TURNOVER (2)                          --          --         11%         57%           50%

                                                              MARATHON OHIO FUND
                                           --------------------------------------------------------
                                                           YEAR ENDED SEPTEMBER 30,
                                           --------------------------------------------------------
                                             1995        1994        1993        1992       1991*
                                           --------    --------    --------    --------    --------
NET ASSET VALUE, beginning of year         $ 10.070    $ 11.300    $ 10.550    $ 10.210    $ 10.000
                                           --------    --------    --------    --------    --------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                     $  0.487    $  0.494    $  0.499    $  0.509    $  0.245
 Net realized and unrealized gain (loss)
   on investments                             0.461      (1.081)      0.901       0.495       0.261++
                                           --------    --------    --------    --------    --------
     Total income (loss) from operations   $  0.948    $ (0.587)   $  1.400    $  1.004    $  0.506
                                           --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
 From net investment income                $ (0.487)   $ (0.494)   $ (0.499)   $ (0.509)   $ (0.245)
 In excess of net investment income          (0.021)     (0.084)     (0.118)     (0.137)     (0.051)
 From net realized gain on investment
   transactions                                  --          --      (0.033)     (0.018)         --
 In excess of net realized gain on
   investment transactions                       --      (0.065)         --          --          --
                                           --------    --------    --------    --------    --------
     Total distributions                   $ (0.508)   $ (0.643)   $ (0.650)   $ (0.664)   $ (0.296)
                                           --------    --------    --------    --------    --------
NET ASSET VALUE, end of year               $ 10.510    $ 10.070    $ 11.300    $ 10.550    $ 10.210
                                           =========   =========   =========   =========   =========
TOTAL RETURN (3)                              9.74%     (5.39)%      13.74%      10.13%       4.88%
RATIOS/SUPPLEMENTAL DATA**:
 Net assets, end of year (000 omitted)     $315,891    $321,578    $299,331    $164,400    $ 51,215
 Ratio of net expenses to average daily
   net assets (1)                             1.59%       1.50%       1.58%       1.65%       1.47%+
 Ratio of net investment income to
   average daily net assets                   4.80%       4.62%       4.57%       4.87%       5.04%+
PORTFOLIO TURNOVER (2)                           --          --         12%         40%         11%

** For the year ended September 30, 1991 (for Marathon New York Fund) and for the period from the start of business, April 18, 1991 to September 30, 1991, (for Marathon Ohio Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                                               $0.556
                                                                                               =====
RATIOS (As a percentage of average
  daily net assets):
      Expenses (1)                                                                             1.69%
      Net investment income                                                                    5.21%

NET INVESTMENT INCOME PER SHARE                                     $0.243
                                                                    ======
RATIOS (As a percentage of average
  daily net assets):
      Expenses (1)                                                   1.52%+
      Net investment income                                          4.99%+

   * For the period from the start of business, April 18, 1991, to September 30, 1991.
   + Annualized.
  ++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      MARATHON RHODE ISLAND FUND                  MARATHON WEST VIRGINIA FUND
                                                  -----------------------------------         -----------------------------------
                                                       YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                                  -----------------------------------         -----------------------------------
                                                   1995          1994          1993*           1995          1994          1993*
                                                  -------       -------       -------         -------       -------       -------
NET ASSET VALUE, beginning of year                $ 9.090       $10.330       $10.000         $ 9.130       $10.220       $10.000
                                                  -------       -------       -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                            $ 0.452       $ 0.454       $ 0.113         $ 0.436       $ 0.450       $ 0.103
 Net realized and unrealized gain (loss) on
   investments                                      0.332        (1.146)        0.361           0.393        (1.011)        0.262
                                                  -------       -------       -------         -------       -------       -------
     Total income (loss) from operations          $ 0.784       $(0.692)      $ 0.474         $ 0.829       $(0.561)      $ 0.365
                                                  -------       -------       -------         -------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income                       $(0.452)      $(0.454)      $(0.113)        $(0.436)      $(0.450)      $(0.103)
 In excess of net investment income                (0.022)       (0.078)       (0.008)         (0.023)       (0.069)       (0.042)
 From net realized gain on investment
   transactions                                        --            --        (0.023)             --            --            --
 In excess of net realized gain on investment
   transactions                                        --        (0.016)           --              --        (0.010)           --
                                                  -------       -------       -------         -------       -------       -------
     Total distributions                          $(0.474)      $(0.548)      $(0.144)        $(0.459)      $(0.529)      $(0.145)
                                                  -------       -------       -------         -------       -------       -------
NET ASSET VALUE, end of year                      $ 9.400       $ 9.090       $10.330         $ 9.500       $ 9.130       $10.220
                                                  ========      ========      ========        ========      ========      ========
TOTAL RETURN (2)                                    8.94%       (6.91)%         4.53%           9.39%       (5.66)%         3.47%
RATIOS/SUPPLEMENTAL DATA**:
 Net assets, end of year (000 omitted)            $39,864       $34,261       $17,680         $39,569       $38,476       $25,717
 Ratio of net expenses to average daily net
   assets (1)                                       1.33%         1.02%         0.75%+          1.40%         0.95%         0.75%+
 Ratio of net investment income to average
   daily net assets                                 4.92%         4.65%         3.70%+          4.74%         4.62%         3.40%+

** For the period from the start of business, June 11, 1993 to September 30, 1993, and for the years ended September 30, 1994 and 1995, the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                    $0.440        $0.418        $0.096          $0.429        $0.414        $0.090
                                                   ======        ======        ======          ======        ======        ======
 -----           -----         -----         -----
RATIOS (As a percentage of average daily net
 assets):
      Expenses (1)                                  1.46%         1.38%         1.30%+          1.48%         1.32%         1.19%+
      Net investment income                         4.79%         4.29%         3.15%+          4.66%         4.25%         2.96%+

   * For the period from the start of business, June 11, 1993, to September 30, 1993.
   + Annualized.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of sixty-six Funds, eight of which are included in these financial statements. They include EV Marathon California Municipals Fund ("Marathon California Fund") (formerly a series of the Eaton Vance Investment Trust), which is registered under the 1940 Act as a diversified management investment company, EV Marathon Florida Tax Free Fund ("Marathon Florida Fund"), EV Marathon Massachusetts Tax Free Fund ("Marathon Massachusetts Fund"), EV Marathon Mississippi Tax Free Fund ("Marathon Mississippi Fund"), EV Marathon New York Tax Free Fund ("Marathon New York Fund"), EV Marathon Ohio Tax Free Fund ("Marathon Ohio Fund"), EV Marathon Rhode Island Tax Free Fund ("Marathon Rhode Island Fund"), and EV Marathon West Virginia Tax Free Fund ("Marathon West Virginia Fund"), each of which is registered under the 1940 Act as a non-diversifed management investment company. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Marathon California Fund invests its assets in the California Tax Free Portfolio, the Marathon Florida Fund invests its assets in the Florida Tax Free Portfolio, the Marathon Massachusetts Fund invests its assets in the Massachusetts Tax Free Portfolio, the Marathon Mississippi Fund invests its assets in the Mississippi Tax Free Portfolio, the Marathon New York Fund invests its assets in the New York Tax Free Portfolio, the Marathon Ohio Fund invests its assets in the Ohio Tax Free Portfolio, the Marathon Rhode Island Fund invests its assets in the Rhode Island Tax Free Portfolio, and the Marathon West Virginia Fund invests its assets in the West Virginia Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (98.2%, 98.8%, 96.7%, 91.7%, 98.4%, 99.2%, 92.7%, 97.2%
at September 30, 1995 for the Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund and Marathon West Virginia Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistantly followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION--Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME--Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES--Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1995, the Funds, for federal income tax purposes, had capital loss carryovers, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.

The amounts and expiration dates of the capital loss carryovers are as follows:

        FUND             AMOUNT               EXPIRES
---------------------  -----------      -------------------
Marathon California    $11,121,204      September 30, 2003
  Fund                  11,262,006      September 30, 2002
Marathon Florida Fund    8,281,796      September 30, 2003
                            24,692      September 30, 2002
Marathon                 6,416,286      September 30, 2003
  Massachusetts Fund       285,596      September 30, 2002

Marathon Mississippi       734,285      September 30, 2003
  Fund                       5,775      September 30, 2002
Marathon New York        5,962,872      September 30, 2003
  Fund
Marathon Ohio Fund       1,133,301      September 30, 2003
                            50,474      September 30, 2002
Marathon Rhode Island      485,900      September 30, 2003
  Fund
Marathon West              485,831      September 30, 2003
  Virginia
  Fund

Additionally, at September 30, 1995, net capital losses of $22,903,178, $20,916,825, $13,836,423, $1,675,253, $16,853,801, $6,634,524, $1,257,400 and
$1,075,297 for the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund and Marathon West Virginia Fund, respectively, attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

Dividends paid by each Fund from net tax-exempt interest on municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. DISTRIBUTION COSTS--For book purposes, commissions paid on the sale of Fund shares and other distribution costs are charged to operations. As a result of a recent Internal Revenue Service ruling, the Funds changed their tax accounting for commissions paid from charging the expenses to paid-in capital to charging the expenses to operations. The change had no effect on either the Fund's current yield or total return (Notes 2 and 5).

F. OTHER--Investment transactions are accounted for on a trade date basis.

G. RECLASSIFICATION--Certain prior year amounts have been reclassified to conform to the current year presentation.

--------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS
The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. In addition, each Fund declares each day an amount equal to the excess of tax basis net income over book net income, which amount is reported for financial statement purposes as a distribution in excess of net investment income. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholders, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital. During the year ended September 30, 1995, the following reclassifications were made due to permanent differences between book and tax accounting for distribution costs and certain distributions related to capital gains:

                                                    MARATHON         MARATHON          MARATHON         MARATHON
                                                   CALIFORNIA        FLORIDA         MASSACHUSETTS     MISSISSIPPI
             INCREASE/(DECREASE)                      FUND             FUND              FUND             FUND
---------------------------------------------      ----------       ----------       ------------     -------------
Accumulated net realized loss on investment
  and financial futures transactions               $(363,329 )      $(296,555 )       $  (28,486)        $   191
Accumulated distributions in excess of net
  investment income                                1,626,258        2,553,815          1,162,567          98,457
Paid-in capital                                    (1,262,929)      (2,850,370)       (1,134,081)        (98,648)

                                                    MARATHON         MARATHON          MARATHON         MARATHON
                                                    NEW YORK           OHIO          RHODE ISLAND     WEST VIRGINIA
             INCREASE/(DECREASE)                      FUND             FUND              FUND             FUND
---------------------------------------------      ----------       ----------       ------------     -------------
Accumulated net realized loss on investment
  and financial futures transactions               $ 140,781        $  22,577         $    1,234        $ --
Accumulated distributions in excess of net
  investment income                                2,504,616        1,138,359            128,985          139,827
Paid-in capital                                    (2,645,397)      (1,160,936)         (130,219)        (139,827)

Net investment income, net realized gains and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      MARATHON CALIFORNIA                        MARATHON FLORIDA
                                                             FUND                                      FUND
                                          -------------------------------------------      ----------------------------
                                           YEAR ENDED SEPTEMBER 30,                          YEAR ENDED SEPTEMBER 30,
                                                                           YEAR ENDED
                                          ---------------------------      MARCH 31,       ----------------------------
                                             1995            1994*            1993            1995              1994
                                          ----------       ----------      ----------      -----------       ----------
Sales                                      3,478,892        2,200,594      9,570,563         5,797,384       13,788,871
Issued to shareholders electing to
  receive payments of distributions in
  Fund shares                              1,273,209          563,552      1,410,063         1,236,930        1,708,042
Redemptions                               (9,381,175)      (3,985,080)     (5,535,688)     (15,643,446)      (7,809,417)
                                          ----------       ----------      ----------      -----------       ----------
       Net increase (decrease)            (4,629,074)      (1,130,934)     5,444,938        (8,609,132)       7,687,496
                                          ===========      ===========     ==========      ============      ===========

                                                  MARATHON                                            MARATHON
                                             MASSACHUSETTS FUND                                   MISSISSIPPI FUND
                                        -----------------------------                      ------------------------------
                                          YEAR ENDED SEPTEMBER 30,                            YEAR ENDED SEPTEMBER 30,
                                        -----------------------------                      ------------------------------
                                           1995               1994                            1995                1994
                                        ----------         ----------                      -----------         ----------
Sales                                    2,418,632          5,528,311                          439,994          1,821,690
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                           756,878            896,470                           78,375             63,452
Redemptions                             (4,355,177)        (2,383,179)                        (633,453)           (97,358)
                                        ----------         ----------                      -----------         ----------
       Net increase (decrease)          (1,179,667)         4,041,602                         (115,084)         1,787,784
                                        ===========        ===========                     ============        ===========

                                                  MARATHON                                            MARATHON
                                                NEW YORK FUND                                        OHIO FUND
                                        -----------------------------                      ------------------------------
                                          YEAR ENDED SEPTEMBER 30,                            YEAR ENDED SEPTEMBER 30,
                                        -----------------------------                      ------------------------------
                                           1995               1994                            1995                1994
                                        ----------         ----------                      -----------         ----------
Sales                                    5,005,648         10,896,766                        2,118,269          6,637,086
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                         1,732,283          2,422,361                          849,588            996,804
Redemptions                             (9,610,242)        (6,037,129)                      (4,831,591)        (2,182,158)
                                        ----------         ----------                      -----------         ----------
       Net increase (decrease)          (2,872,311)         7,281,998                       (1,863,734)         5,451,732
                                        ===========        ===========                     ============        ===========

                                                  MARATHON                                            MARATHON
                                              RHODE ISLAND FUND                                  WEST VIRGINIA FUND
                                        -----------------------------                      ------------------------------
                                          YEAR ENDED SEPTEMBER 30,                            YEAR ENDED SEPTEMBER 30,
                                        -----------------------------                      ------------------------------
                                           1995               1994                            1995                1994
                                        ----------         ----------                      -----------         ----------
Sales                                      961,602          2,074,790                          322,690          1,736,093
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                           118,812             86,515                          105,808            100,925
Redemptions                               (608,786)          (103,902)                        (475,261)          (138,457)
                                        ----------         ----------                      -----------         ----------
       Net increase (decrease)             471,628          2,057,403                          (46,763)         1,698,561
                                        ===========        ===========                     ============        ===========

* For the six months ended September 30, 1994 (Note 8).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------

(5) DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the year ended September 30, 1995, Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund, and Marathon West Virginia Fund, paid or accrued $3,089,717, $5,426,132, $2,151,557, $201,593, $4,758,869, $2,361,964, $277,108 and $288,509,
respectively, to or payable to EVD, representing 0.75% of average daily net assets. At September 30, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund, and Marathon West Virginia Fund were approximately $7,452,000, $22,542,000, $9,990,000, $1,215,000,
$19,716,000, $10,953,000, $1,772,000 and $1,690,000, respectively.

In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.20% (0.25% for the Marathon California Fund) per annum of each Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended September 30, 1995, Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund and Marathon West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $773,184, $1,039,823, $419,842, $33,072, $945,647, $459,460, $37,600 and
$54,613, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain officers and Trustees of the Fund are officers or directors of EVD.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,296,000, $3,811,000, $1,108,000, $152,000,
$2,387,000, $1,200,000, $101,000 and $130,000, respectively, of CDSC paid by shareholders of Marathon California Fund, Marathon Florida Fund, Marathon Massachusetts Fund, Marathon Mississippi Fund, Marathon New York Fund, Marathon Ohio Fund, Marathon Rhode Island Fund and Marathon West Virginia Fund, respectively, for the year ended September 30, 1995.

--------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS

Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 1995 were as follows:

                                               MARATHON           MARATHON           MARATHON            MARATHON
                                              CALIFORNIA          FLORIDA          MASSACHUSETTS        MISSISSIPPI
                                                 FUND               FUND               FUND                FUND
                                             ------------       ------------       -------------       -------------
Increases                                    $ 33,899,902       $ 61,003,044        $25,306,843         $ 4,155,546
Decreases                                     107,125,330        194,669,635         54,171,604           6,931,633

                                               MARATHON           MARATHON           MARATHON            MARATHON
                                               NEW YORK             OHIO           RHODE ISLAND        WEST VIRGINIA
                                                 FUND               FUND               FUND                FUND
                                             ------------       ------------       -------------       -------------
Increases                                    $ 54,895,424       $ 23,259,220        $ 9,098,199         $ 3,221,674
Decreases                                     123,460,287         61,020,781          6,985,789           5,839,086

--------------------------------------------------------------------------------
(8) CHANGE IN FISCAL YEAR

The Marathon California Fund changed its fiscal year end from March 31, to September 30, effective September 30, 1994.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF
  EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of EV Marathon California Municipals Fund, EV Marathon Florida Tax Free Fund, EV Marathon Massachusetts Tax Free Fund, EV Marathon Mississippi Tax Free Fund, EV Marathon New York Tax Free Fund, EV Marathon Ohio Tax Free Fund, EV Marathon Rhode Island Tax Free Fund and EV Marathon West Virginia Tax Free Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) as of September 30, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994 and for the EV Marathon California Municipals Fund, for the year ended March 31, 1994, and the financial highlights for each of the years in the five-year period ended September 30, 1995. (For the EV Marathon California Municipals Fund the financial highlights is for the year ended September 30, 1995, the six months ended September 30, 1994, each of the years in the three-year period ended March 31, 1994 and the years ended September 30, 1991 and 1990). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust at September 30, 1995, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
OCTOBER 27, 1995

--------------------------------------------------------------------------------
                         California Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               COGENERATION - 3.4%
NR        BBB-       $ 2,985   Central Valley Financing
                               Authority, Carson Ice-Gen
                               Project, 6.20%, 7/1/20     $   2,914,584
NR        BBB-        10,900   Sacramento Cogeneration
                               Authority, Procter &
                               Gamble Project, 6.50%,
                               7/1/21                        10,987,636
                                                          -------------
                                                          $  13,902,220
                                                          -------------
                               ESCROWED TO MATURITY - 16.2%
NR        NR         $   130   City of Commerce Joint
                               Powers Financing
                               Authority, 8.00%, 3/1/22   $     153,456
NR        BBB          2,000   City of Rancho Mirage
                               Joint Powers Financing
                               Authority, Civic Center,
                               7.50%, 4/1/17                  2,320,380
Aaa       AAA          8,000   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.125%, 7/1/16 (2)             9,771,840
Aaa       AAA          6,000   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.25%, 1/1/21 (2)              7,790,400
Aaa       AAA         14,285   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.50%, 11/1/16 (2)            18,319,941
Aaa       AAA          3,000   City and County of San
                               Francisco Sewer System
                               Secondary "RITES,"
                               (AMBAC), Variable, 10/1/21
                               (1)                            3,604,680
Baa1      A-           2,375   City of San Luis Obispo,
                               Capital Improvement Board,
                               8.25%, 6/1/06                  2,489,523
NR        BBB          1,575   Fontana Public Financing
                               Authority, North Fontana
                               Redevelopment Project,
                               7.75%, 12/1/20                 1,871,462
Aaa       AAA          6,400   Port of Oakland, (BIGI),
                               0%, 11/1/05                    3,784,960
NR        NR           3,200   Oceanside California
                               Community Development
                               Commission, 8.40%, 6/1/18      3,357,408
NR        NR           3,000   Poway Redevelopment
                               Agency, Paguay
                               Redevelopment Project,
                               7.75%, 12/15/21                3,567,420
NR        BBB+         1,000   City of Upland, Police
                               Building Construction,
                               8.20%, 8/1/16                  1,054,870
NR        NR           4,000   Huntington Beach Public
                               Financing Authority,
                               Huntington Beach
                               Redevelopment Projects,
                               8.375%, 5/1/18                 4,472,080

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
NR        NR           2,975   Sacramento - Yolo Port
                               District Port Facilities,
                               8.30%, 12/1/03                 3,286,125
                                                          -------------
                                                          $  65,844,545
                                                          -------------
                               GENERAL OBLIGATIONS - 1.9%
Baa1      A          $ 3,000   Puerto Rico, 6.50%, 7/1/23 $   3,131,640
AA        Aa           5,000   East Bay Municipal
                               Utilities District,
                               Wastewater System, 5.00%,
                               4/1/15                         4,435,100
                                                          -------------
                                                          $   7,566,740
                                                          -------------
                               HOSPITALS - 1.1%
NR        BBB+       $ 2,700   City of Stockton, Dameron
                               Hospital Association,
                               8.30%, 12/1/14             $   2,854,818
NR        A            1,500   Woodland, Memorial
                               Hospital, 8.20%, 8/1/15        1,610,175
                                                          -------------
                                                          $   4,464,993
                                                          -------------
                               HOUSING - 8.6%
Aa        AA-        $ 3,770   California Housing Finance
                               Agency (HFA), (AMT),
                               7.375%, 8/1/11             $   3,923,288
Aa        AA-            800   California HFA, 7.375%,
                               8/1/17                           855,792
Aa        AA-          5,000   California HFA, (AMT),
                               7.40%, 8/1/26                  5,381,050
Aa        AA-          3,875   California HFA, (AMT),
                               (FHA) 7.50%, 8/1/25            4,150,513
Aa        AA-          8,185   California HFA, (AMT),
                               (FHA) 7.65%, 8/1/23            8,549,724
Aa        AA-          2,500   California HFA, 8.10%,
                               8/1/16                         2,571,800
Aa        AA-          2,500   California HFA, 8.20%,
                               8/1/17                         2,596,875
Aa        AA-          1,325   California HFA, (AMT),
                               8.60%, 8/1/19                  1,394,165
Aa3       NR              60   California HFA, 9.875%,
                               8/1/10                            61,343
A         NR             845   The Housing Authority of
                               the County of Los Angeles,
                               7.875%, 8/1/16                   874,541
NR        NR           2,000   The Housing Authority of
                               the County of Los Angeles,
                               10.50%, 12/1/29                2,061,700
NR        A+           2,050   City of Oakland, HFA,
                               7.10%, 1/1/10                  2,086,716
NR        AAA            495   County of Riverside,
                               California HFA (GNMA),
                               (AMT), 6.85%, 10/1/16            526,452
                                                          -------------
                                                          $  35,033,959
                                                          -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED EDUCATION - 1.0%
Aaa       AAA        $ 3,330   Regents of the University
                               of California, (MBIA),
                               4.75%, 9/1/21              $   2,770,826
Aaa       AAA          1,500   Regents of the University
                               of California, (AMBAC),
                               4.875%, 9/1/19                 1,280,340
                                                          -------------
                                                          $   4,051,166
                                                          -------------
                               INSURED GENERAL OBLIGATION - 0.3%
Aaa       AAA        $ 4,700   Roseville Unified High
                               School District, (FGIC),
                               0%, 6/1/20                 $   1,032,919
                                                          -------------
                               INSURED HOUSING - 0.2%
Aaa       AAA        $   720   California HFA, (MBIA),
                               (AMT), 7.00%, 8/1/23       $     752,177
                                                          -------------
                               INSURED HOSPITALS - 1.1%
Aaa       AAA        $ 5,250   Anaheim Memorial Hospital,
                               (AMBAC), 5.125%, 5/15/20   $   4,547,813
                                                          -------------
                               INSURED LEASE
                               REVENUE/CERTIFICATE OF
                               PARTICIPATION - 4.3%
Aaa       AAA        $ 3,300   California Statewide
                               Communities Development
                               Authority, Motion Picture
                               and Television Fund,
                               (AMBAC), 5.68%, 1/1/24     $   3,052,401
Aaa       AAA          7,700   Moulton Niguel Water
                               District, (AMBAC), 4.80%,
                               9/1/17                         6,548,003
Aaa       AAA          4,350   Stockton, California
                               Wastewater Treatment
                               Plant, (FGIC), 6.80%,
                               9/1/24                         4,701,350
Aaa       AAA         13,985   Visalia Unified School
                               District, (MBIA), 0%,
                               12/1/17                        3,206,201
                                                          -------------
                                                          $  17,507,955
                                                          -------------
                               INSURED TAX
                               ALLOCATION - 1.0%
Aaa       AAA        $ 4,850   City of San Jose
                               Redevelopment Agency,
                               (MBIA), 4.75%, 8/1/24      $   4,000,086
                                                          -------------
                               INSURED TRANSPORTATION - 3.1%
Aaa       AAA        $10,000   Port of Oakland, (AMT),
                               (BIGI), 0%, 11/1/19        $   1,734,500
Aaa       AAA         10,000   Airports Commission City
                               and County of San
                               Francisco, San Francisco
                               International Airport,
                               (MBIA), 6.75%, 5/1/13         10,807,200
                                                          -------------
                                                          $  12,541,700
                                                          -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED UTILITIES - 8.8%
Aaa       AAA        $ 5,700   Anaheim Public Financing
                               Authority, Anaheim
                               Electric Utility, (FGIC),
                               5.75%, 10/1/22             $   5,444,754
Aaa       AAA          8,000   Northern California Power
                               Agency "RIBS," (MBIA),
                               Variable, 9/2/25 (1)           8,640,960
Aaa       AAA          3,500   Sacramento Municipal
                               Utilities District,
                               (MBIA), 6.375%, 8/15/22        3,627,820
Aaa       AAA          4,000   Southern California Public
                               Power Authority, (FGIC),
                               Variable, 7/1/12               4,000,000
Aaa       AAA          6,915   Southern California Public
                               Power Authority, (MBIA),
                               5.00%, 1/1/20                  6,044,747
Aaa       AAA          2,750   Southern California Public
                               Power Authority, (MBIA),
                               5.50%, 7/1/20                  2,576,970
Aaa       AAA          5,750   Southern California Public
                               Power Authority, (MBIA),
                               5.75%, 7/1/21                  5,569,393
                                                          -------------
                                                          $  35,904,644
                                                          -------------
                               INSURED WATER & SEWER - 2.7%
Aaa       AAA        $ 5,000   East Bay Municipal Utility
                               District "Yield Curve
                               Notes," (MBIA), Variable,
                               6/1/08 (1)                 $   4,799,800
Aaa       AAA          3,430   San Buenaventura Water
                               District, (AMBAC), 4.75%,
                               10/1/13                        2,965,441
Aaa       AAA          3,000   San Diego County Water
                               Authority, "RITES,"
                               (FGIC), Variable, 4/22/09
                               (1)                            3,074,790
                                                          -------------
                                                          $  10,840,031
                                                          -------------
                               LEASE REVENUE/CERTIFICATES
                               OF PARTICIPATION - 22.6%
A1        AA-        $ 2,945   City of Beverly Hills,
                               6.75%, 6/1/19              $   3,026,606
A1        A-           3,140   California State Public
                               Works Board, Various
                               Community College
                               Projects, 5.00%, 6/1/23        2,879,694
A1        A-           7,485   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.625%, 12/1/18      6,209,107
A1        A-           3,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/10        2,866,080

--------------------------------------------------------------------------------
                   CALIFORNIA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               LEASE REVENUE/CERTIFICATES
                               OF PARTICIPATION - (CONTINUED)
A1        A-           8,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/14        7,376,800
A         A-           2,800   California State Public
                               Works
                               Board, California State Prison -
                               Susanville, 5.375%, 6/1/12     2,586,500
A         A-           3,500   California State Public
                               Works
                               Board, California State Prison -
                               Susanville, 5.375%, 6/1/18     3,107,965
A1        A-           5,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.25%, 6/1/20        4,369,250
A1        A-          14,025   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/19       12,717,029
NR        A            4,150   California Statewide
                               Community Development
                               Authority, Eskaton Health
                               Facilities, 5.875%, 5/1/20     3,862,322
A         BBB          2,750   City of Inglewood,
                               California, Civic Center
                               Improvement Project,
                               7.00%, 8/1/19                  2,841,438
A         A-           5,115   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/16                     1,217,114
A         A-           1,925   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/17                       426,927
A         A-           5,370   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/18                     1,110,086
A         A-           3,100   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/20                       550,188
A         A-           5,000   County of Los Angeles,
                               Disney Parking Project,
                               0%, 9/1/17                     1,070,600
A         A-           1,000   County of Los Angeles,
                               Disney Parking Project,
                               6.50%, 3/1/23                    992,330
NR        NR          14,000   County of Los Angeles,
                               Capital Asset Leasing
                               Corporation, Marina del
                               Rey, 6.50%, 7/1/08            13,725,460
Aa        AA           4,305   County of Orange Water
                               District, 5.00%, 8/15/18       3,668,376

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
A1        A+           4,000   Pasadena Parking Facility
                               Project, 6.25%, 1/1/18         4,111,480
NR        A-           2,360   Richmond Joint Powers
                               Financing Authority,
                               7.00%, 5/15/07                 2,532,091
Aa        A+           4,000   City of Sacramento
                               Financing Authority,
                               5.40%, 11/1/20                 3,666,440
Aa        NR           6,000   University of California
                               at Los Angeles
                               Chiller/Cogeneration
                               Project, 5.60%, 11/1/20        5,537,460
NR        BBB          1,000   Watsonville Mammoth Lakes,
                               7.875%, 6/1/11                 1,072,130
                                                          -------------
                                                          $  91,523,473
                                                          -------------
                               NURSING HOMES - 0.8%
NR        NR         $ 3,250   Banning, San Georgonio
                               Pass Convalescent
                               Hospital, (AMT), 9.50%,
                               12/1/11                    $   3,381,365
                                                          -------------
                               SOLID WASTE - 0.6%
Baa1      NR         $ 2,350   Mojave Desert and Mountain
                               Solid Waste Joint Powers
                               Authority, (AMT), 7.875%,
                               6/1/20                     $   2,569,396
                                                          -------------
                               SPECIAL TAX - 4.9%
NR        NR         $ 2,100   City of Fairfield, Green
                               Valley Road - Mangels
                               Boulevard Extension
                               Assessment District,
                               7.375%, 9/2/18             $   2,147,880
NR        NR             970   City of Fairfield, Green
                               Valley Road - Mangels
                               Boulevard Extension
                               Assessment District,
                               8.00%, 9/2/11                    999,876
NR        NR           3,000   Lincoln Unified School
                               District, 7.625%, 9/1/21       3,128,730
Baa       NR          10,800   Pleasanton Joint Powers
                               Financing Authority,
                               6.15%, 9/2/12                 10,654,200
NR        NR           3,000   County of Riverside
                               Community Facilities
                               District, 7.55%, 9/1/17        3,053,790
                                                          -------------
                                                          $  19,984,476
                                                          -------------
                               TAX ALLOCATION - 9.0%
NR        NR         $ 2,945   City of Commerce Joint
                               Powers Financing
                               Authority, 8.00%, 3/1/22   $   3,110,951
NR        BBB          5,000   County of Contra Costa
                               Public Financing
                               Authority, 7.10%, 8/1/22       5,134,300

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               TAX ALLOCATION - (CONTINUED)
NR        BBB          3,910   Fontana Public Financing
                               Authority, Downtown
                               Redevelopment Project
                               7.00%, 9/1/21                  3,952,111
NR        BBB          8,220   Fontana Redevelopment
                               Agency, Jurupa Hills
                               Redevelopment Project
                               Area, 7.00%, 10/1/14           8,351,191
NR        BBB          2,500   City of Pittsburg
                               Redevelopment Agency,
                               7.40%, 8/15/20                 2,614,900
NR        BBB            600   City of Rancho Mirage
                               Joint Powers Financing
                               Authority, 7.50%, 4/1/17         632,592
NR        BBB          2,500   County of Riverside
                               Redevelopment Agency,
                               7.50%, 10/1/26                 2,619,025
NR        BBB          5,605   San Carlos Redevelopment
                               Agency, 7.10%, 9/1/17          5,777,185
NR        NR           1,400   City of Simi Valley
                               Community Development
                               Agency, 8.20%, 9/1/12          1,419,852
Baa1      BBB+         3,000   Westminster Redevelopment
                               Agency, 7.30%, 8/1/21          3,107,820
                                                          -------------
                                                          $  36,719,927
                                                          -------------
                               TRANSPORTATION - 5.8%
NR        BBB        $ 3,050   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23      $   3,056,558
Aa        AA-          2,000   City of Long Beach Harbor
                               Revenue Bonds, (AMT),
                               7.25%, 5/15/19                 2,154,720
A1        A-           1,400   County of Orange,
                               California Airport Revenue
                               Bonds, 8.125%, 7/1/16          1,449,294
NR        NR          12,000   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/14                     3,481,440
NR        NR           5,765   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/26                       721,778
NR        NR          35,975   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/27                     4,205,117

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
NR        NR           4,940   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               7.00%, 1/1/30                  5,074,368
Baa1      BBB          1,500   Stockton Port District,
                               7.95%, 1/1/05                  1,598,940
Baa1      BBB          1,500   Stockton Port District,
                               8.10%, 1/1/14                  1,611,510
                                                          -------------
                                                          $  23,353,725
                                                          -------------
                               UTILITIES - 1.7%
Aa        AA-        $ 7,070   Southern California Public
                               Power Authority, 0%,
                               7/1/15                     $   2,109,829
Aa        AA-          3,425   Southern California Public
                               Power Authority, 5.50%,
                               7/1/20                         3,176,277
Aa        AA           1,490   Southern California Public
                               Power Authority, 6.875%,
                               7/1/15                         1,530,170
                                                          -------------
                                                          $   6,816,276
                                                          -------------
                               WATER AND SEWER - 0.9%
NR        BBB        $ 3,190   Orange Cove Irrigation
                               District, 6.625%, 2/1/17   $   3,232,904
Aa        AA-            515   City of Pasadena, Water
                               Revenue Bonds, 5.00%,
                               7/1/18                           449,760
                                                          -------------
                                                          $   3,682,664
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $381,719,158)        $ 406,022,251
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 35.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.1% to 13.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                           Florida Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               COGENERATION - 3.5%
Baa3      BBB-       $ 7,275   Martin County, Indian Town
                               Project, (AMT), 7.875%,
                               12/15/25                   $   7,985,840
NR        NR           4,000   Palm Beach County,
                               Okeelanta Power L.P.
                               Project (AMT), 6.85%,
                               2/15/21                        3,942,760
NR        NR           9,250   Palm Beach County, Osceola
                               Power L.P. Project (AMT),
                               6.95%, 1/1/22                  9,226,413
NR        NR           3,100   Palm Beach County, Osceola
                               Power L.P. Project (AMT),
                               6.85%, 1/1/14                  3,077,246
                                                          -------------
                                                          $  24,232,259
                                                          -------------
                               EDUCATION - 0.8%
NR        AAA        $ 5,500   Volusia County Educational
                               Facilities, Embry-Riddle
                               Aeronautical University
                               Project (CLEE), 6.625%,
                               10/15/22                   $   5,863,055
                                                          -------------
                               ESCROWED - 3.8%
NR        A+         $ 2,100   Charlotte County, St.
                               Joseph's Hospital, 8.25%,
                               8/15/18                    $   2,359,497
Aaa       AAA          9,225   Dade County, Baptist
                               Hospital of Miami Project,
                               5.75%, 5/1/21                  9,163,377
Aaa       AAA          5,000   Florida Municipal Power
                               Agency Stanton II Project
                               (AMBAC), Variable, 10/1/20
                               (1)                            6,306,250
Aaa       AAA          1,185   Jacksonville
                               Transportation Authority,
                               7.375%, 7/1/20                 1,353,554
NR        NR           1,675   Mid-Bay Bridge Authority,
                               6.875%, 10/1/22                1,881,879
Aaa       AAA          2,000   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 8.25%, 7/1/14          2,585,120
NR        AAA          2,355   Pinellas County Health
                               Facilities Finance
                               Authority, Sun Coast
                               Health System, Series A,
                               8.50%, 3/1/20                  2,773,695
                                                          -------------
                                                          $  26,423,372
                                                          -------------
                               GENERAL OBLIGATIONS - 7.5%
Aa        AA         $ 1,000   Florida Board of
                               Education, 6.75%, 6/1/09   $   1,113,690
Aa        AA          16,100   Florida Board of
                               Education, 6.70%, 6/1/22      17,056,823
Aa        AA           1,500   Florida Board of
                               Education, 5.20%, 6/1/23       1,351,890
Aa        AA           8,000   Florida Board of General
                               Services, 6.60%, 7/1/17        8,454,960
NR        BBB          4,675   Guam Government, 5.40%,
                               11/15/18                       4,068,840

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
A         A            7,255   Hillsborough County,
                               Museum of Science &
                               Industry, 6.45%, 1/1/22        7,410,692
Baa1      A            2,000   Puerto Rico, 6.50%, 7/1/23     2,087,760
Baa1      A            3,235   Puerto Rico Public
                               Building Authority, 5.50%,
                               7/1/21                         2,988,137
Baa1      A            7,350   Puerto Rico Public
                               Building Authority, 5.70%,
                               7/1/09                         7,335,374
                                                          -------------
                                                          $  51,868,165
                                                          -------------
                               HEALTH CARE - 7.4%
NR        AAA        $ 5,075   Dade County Industrial
                               Development Authority,
                               Gramercy Park Nursing Care
                               Center, 6.60%, 8/1/23      $   5,298,351
NR        AAA          4,285   Dade County Industrial
                               Development Authority,
                               Florida Club Care Center
                               (GNMA), 6.60%, 1/20/18         4,333,849
NR        BBB+         3,600   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc. and
                               The Baptist Manor, Inc.,
                               6.75%, 10/1/14                 3,686,580
NR        BBB+         8,995   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc.,
                               6.00%, 10/1/14                 8,564,769
Baa1      NR           3,750   Jacksonville Health
                               Facilities Authority,
                               National Benevolent
                               Association, Cypress
                               Village Florida Project,
                               7.00%, 12/1/22                 3,805,125
A         NR          14,000   City of Venice Health
                               Facilities, 6.00%, 12/1/14    15,304,100
A         NR           9,810   City of Venice Health
                               Facilities, 5.75%, 12/1/24    10,544,573
                                                          -------------
                                                          $  51,537,347
                                                          -------------
                               HOSPITAL REVENUE - 1.4%
NR        AA+        $ 4,750   Jacksonville Health
                               Facilities Finance
                               Authority, St. Luke's
                               Hospital Association
                               Project, 6.75%, 11/15/13   $   5,070,008
A         BBB+         5,000   St. John's County
                               Industrial Development
                               Authority, Flagler
                               Hospital Project, 6.00%,
                               8/1/22                         4,794,000
                                                          -------------
                                                          $   9,864,008
                                                          -------------
                               HOUSING - 10.6%
NR        AAA        $   630   Broward County HFA SFMR
                               (GNMA), (AMT), 7.35%,
                               3/1/23                     $     654,665
NR        AAA          1,300   Clay County HFA MFMR
                               (GNMA), 7.40%, 12/1/25         1,382,043

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       NR           2,750   Clay County HFA SFMR
                               (GNMA), (AMT), 6.55%,
                               3/1/28                         2,785,035
Aaa       NR             290   Dade County HFA SFMR
                               (GNMA), 7.10%, 3/1/17            304,068
Aaa       NR           1,220   Dade County HFA SFMR
                               (GNMA), (AMT), 7.75%,
                               9/1/22                         1,284,306
Aaa       NR           1,160   Dade County HFA SFMR
                               (GNMA), (AMT), 7.25%,
                               9/1/23                         1,209,718
Aaa       NR              75   Dade County HFA SFMR
                               (GNMA), 7.00%, 3/1/24             77,795
NR        AAA          5,100   Dade County HFA SFMR
                               (GNMA), (AMT), 6.55%,
                               10/1/27                        5,149,113
NR        AAA          5,850   Dade County HFA SFMR
                               (GNMA), (AMT), 6.70%,
                               4/1/28                         6,019,943
Aaa       NR           2,540   Escambia County HFA SFMR
                               (GNMA), (AMT), 7.40%,
                               10/1/23                        2,646,401
Aaa       NR           7,500   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/17                        7,655,325
Aaa       NR           5,000   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.90%,
                               10/1/21                        5,143,800
Aaa       NR           6,250   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.95%,
                               10/1/27                        6,444,500
NR        AAA          1,125   Florida HFA (FHA), 6.35%,
                               6/1/14                         1,142,719
Aaa       NR             960   Hillsborough County HFA
                               SFMR (GNMA), (AMT),
                               7.875%, 5/1/23                 1,025,040
NR        NR           3,475   City of North Miami Health
                               Care Facilities, The
                               Imperial Club Project,
                               9.25%, 1/1/13                  3,712,065
NR        AAA          1,695   Orange County HFA SFMR
                               (GNMA), (AMT), 7.375%,
                               9/1/24                         1,788,632
Aaa       NR          12,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/27 (3)                   12,421,440
NR        AAA          8,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.60%,
                               4/1/28                         8,057,520
Aaa       NR             845   Palm Beach County HFA SFMR
                               (GNMA), 7.60%, 3/1/23            891,551
Aaa       NR           1,455   Polk County HFA SFMR
                               (GNMA), 7.15%, 9/1/23          1,520,199

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Baa       BBB          1,400   Puerto Rico Urban Renewal
                               & Housing Corp, 7.875%,
                               10/1/04                        1,582,770
Aaa       AAA            860   Puerto Rico Housing
                               Finance Corp SFMR (GNMA),
                               7.65%, 10/15/22                  910,602
                                                          -------------
                                                          $  73,809,250
                                                          -------------
                               INDUSTRIAL DEVELOPMENT
                               /POLLUTION CONTROL REVENUE
                               -2.3%
B1        BB+        $15,200   Polk County Industrial
                               Development Authority
                               (AMT), 7.525%, 1/1/15      $  15,952,552
                                                          -------------
                               INSURED HEALTH CARE - 0.4%
Aaa       AAA        $   500   Alachua County Health
                               Facility, Mental Health
                               Services Project (CGIC),
                               7.75%, 7/1/10              $     565,260
Aaa       AAA          2,050   Hillsborough County IDA,
                               Allegany Health Systems,
                               J. Knox Village (MBIA),
                               5.75%, 12/1/21                 2,022,510
                                                          -------------
                                                          $   2,587,770
                                                          -------------
                               INSURED HOSPITALS - 5.7%
Aaa       AAA        $ 8,000   Charlotte County Health
                               Care, Bon-Secours Health
                               System Project (FSA),
                               Variable, 8/30/27 (1)      $   8,026,880
Aaa       AAA         23,355   Jacksonville FL Health
                               Authority, Daughters of
                               Charity (MBIA), 5.00%,
                               11/15/15                      20,846,439
Aaa       AAA          2,000   Lee County, Memorial
                               Hospital (MBIA), Variable,
                               4/1/20 (1)                     2,161,080
Aaa       AAA          5,290   Orange County Health
                               Facilities Finance
                               Authority, (FGIC), 7.875%,
                               12/1/25                        5,614,753
Aaa       AAA          3,000   Orange County Health
                               Facilities Authority
                               (MBIA), Variable, 10/29/21
                               (1)                            3,199,950
                                                          -------------
                                                          $  39,849,102
                                                          -------------
                               INSURED HOUSING - 2.3%
Aaa       AAA        $ 1,430   Brevard County HFA SFMR
                               (FSA), 7.00%, 3/1/13       $   1,493,292
Aaa       AAA          1,720   Duval County HFA SFMR
                               (FGIC), 7.35%, 7/1/24          1,811,900
Aaa       AAA          6,530   FL HEFA, Maitland Club
                               Apartment Project (AMBAC)
                               (AMT), 6.875%, 8/1/26          6,776,377

--------------------------------------------------------------------------------
                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED HOUSING -
                               (CONTINUED)
Aaa       AAA          3,000   FL HFA, Brittany of
                               Rosemont Project (AMBAC)
                               (AMT), 6.875%, 8/1/26          3,113,190
Aaa       AAA          2,675   Lee County SCA MFMR (FSA)
                               (AMT), 7.05%, 1/1/30           2,773,387
                                                          -------------
                                                          $  15,968,146
                                                          -------------
                               INSURED INDUSTRIAL
                               DEVELOPMENT/POLLUTION
                               CONTROL REVENUE - 1.2%
Aaa       AAA        $ 8,200   Citrus County PCR (MBIA),
                               6.35%, 2/1/22              $   8,558,996
                                                          -------------
                               INSURED MISCELLANEOUS - 0.4%
Aaa       AAA        $ 2,000   Escambia County (MBIA),
                               7.20%, 1/1/15              $   2,150,300
Aaa       AAA            799   Osceola County IDA
                               Community Provider Pooled
                               Loan Program, (CGIC),
                               7.75%, 7/1/10                    854,251
                                                          -------------
                                                          $   3,004,551
                                                          -------------
                               INSURED SOLID WASTE - 0.3%
Aaa       AAA        $ 1,500   St. John's County Solid
                               Waste Disposal (FGIC),
                               7.25%, 11/1/10             $   1,685,850
                                                          -------------
                               INSURED SPECIAL TAX
                               REVENUE - 7.9%
Aaa       AAA        $ 5,630   FL Department of
                               Environmental Protection
                               (AMBAC), 4.75%, 7/1/06     $   5,527,421
Aaa       AAA         14,250   FL Department of
                               Environmental Protection
                               (MBIA), 4.75%, 7/1/09         13,318,905
Aaa       AAA          9,675   FL Department of
                               Environmental Protection
                               (MBIA), 4.75%, 7/1/10          8,920,157
Aaa       AAA          3,000   City of Jacksonville-River
                               City Renaissance Project
                               (FGIC), 5.375%, 10/1/18        2,799,570
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/10        426,230
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/11        396,450
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/12        739,720
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/13        691,600
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/14        645,980
Aaa       AAA          1,500   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/15        452,085

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA          1,185   City of Opa-Locka (FGIC),
                               7.00%, 1/1/14                  1,327,449
Aaa       AAA          2,500   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.50%, 7/1/17           2,389,900
Aaa       AAA          7,650   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/21           7,032,951
Aaa       AAA          5,000   St. Petersburg Excise Tax
                               (FGIC), 5.00%, 10/1/16         4,517,950
Aaa       AAA          2,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/10                          871,300
Aaa       AAA          1,760   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/12                          667,286
Aaa       AAA          2,840   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/14                          943,022
Aaa       AAA          4,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/15                        1,241,200
Aaa       AAA          4,140   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/16                        1,211,571
Aaa       AAA          2,525   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/17                          696,925
                                                          -------------
                                                          $  54,817,672
                                                          -------------
                               INSURED TRANSPORTATION - 7.0%
Aaa       AAA        $ 4,000   Dade County Aviation
                               Facilities (MBIA) (AMT),
                               6.55%, 10/1/13             $   4,219,320
Aaa       AAA          8,455   FL State Turnpike
                               Authority (FGIC), 6.35%,
                               7/1/22                         8,788,803
Aaa       AAA          3,000   FL State Turnpike
                               Authority (FGIC), 5.00%,
                               7/1/19                         2,667,660
Aaa       AAA          8,600   Greater Orlando Aviation
                               Authority, Orlando Airport
                               Facilities (FGIC), (AMT),
                               6.375%, 10/1/21                8,869,696
Aaa       AAA         14,000   Orlando & Orange County
                               Expressway Authority
                               (FGIC), Variable, 7/1/04
                               (1)                           14,218,120
Aaa       AAA         10,920   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 5.125%, 7/1/20         9,798,734
                                                          -------------
                                                          $  48,562,333
                                                          -------------
                               INSURED UTILITIES - 8.5%
Aaa       AAA        $41,465   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 4.50%, 10/1/27
                               (3)                        $  33,007,384
Aaa       AAA          7,770   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 4.50%, 10/1/16        6,511,338
Aaa       AAA          8,000   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 5.10%, 10/1/25        7,064,080
Aaa       AAA          4,000   Lakeland Electric & Water
                               (FGIC), 6.00%, 10/1/13 (2)     4,026,280

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED UTILITIES - (CONTINUED)
Aaa       AAA          1,540   Manatee County Public
                               Utility (FGIC), 0%,
                               10/1/12                          580,980
Aaa       AAA          1,750   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/02 (1)                     1,939,315
Aaa       AAA          2,200   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/03 (1)                     2,462,284
Aaa       AAA          3,500   Vero Beach Electric
                               (MBIA), 5.375%, 12/1/21        3,265,115
                                                          -------------
                                                          $  58,856,776
                                                          -------------
                               INSURED WATER & SEWER - 5.4%
Aaa       AAA        $11,450   Broward County Water &
                               Sewer (AMBAC), 5.125%,
                               10/1/15                    $  10,529,535
Aaa       AAA          9,500   Dade County Water and
                               Sewer System (FGIC),
                               5.00%, 10/1/13                 8,717,580
Aaa       AAA          2,000   City of Fort Myers Utility
                               (FGIC), 5.00%, 10/1/16         1,800,460
Aaa       AAA          6,900   Palm Bay Utility Corp
                               Project (MBIA), 5.00%,
                               10/1/22                        6,024,597
Aaa       AAA          4,000   Sanford Water and Sewer
                               (AMBAC), 4.50%, 10/1/21        3,255,640
Aaa       AAA          1,700   St. John's County Water &
                               Sewer (MBIA), 0%, 6/1/16         507,314
Aaa       AAA          3,550   St. John's County Water &
                               Sewer (MBIA), 0%, 6/1/17         999,148
Aaa       AAA          5,600   St. Lucie County Utility
                               System (FGIC), 6.00%,
                               10/1/20                        5,672,632
                                                          -------------
                                                          $  37,506,906
                                                          -------------
                               LIFE CARE - 1.0%
NR        NR         $ 6,895   Atlantic Beach, Fleet
                               Landing Project, 8.00%,
                               10/1/24                    $   7,208,860
                                                          -------------
                               LEASE/CERTIFICATES OF
                               PARTICIPATION - 0.4%
A1        A+         $ 2,280   Florida State Department
                               of General Services,
                               7.00%, 9/1/20              $   2,465,273
                                                          -------------
                               NURSING HOMES - 1.1%
NR        NR         $   300   Broward County Industrial
                               Development Authority,
                               Beverly Enterprises -
                               Florida, Inc. Project,
                               9.80%, 11/1/10             $     335,520
NR        NR             475   Charlotte County
                               Industrial Development
                               Authority, Beverly
                               Enterprises, 10.00%,
                               6/1/11                           542,279

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
NR        NR           4,000   Citrus County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               7.25%, 4/1/03                  4,012,040
NR        NR             700   Highlands County
                               Industrial Development
                               Authority, Beverly
                               Enterprises - Florida,
                               Inc. Project, 9.25%,
                               7/1/07                           775,817
NR        NR             410   Okaloosa County, Beverly
                               Enterprises, 10.75%,
                               10/1/03                          448,200
NR        NR             700   Orange County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               9.25%, 8/1/10                    776,475
NR        NR           1,000   Winter Garden, Beverly
                               Enterprises, 8.75%, 7/1/12     1,092,750
                                                          -------------
                                                          $   7,983,081
                                                          -------------
                               SOLID WASTE - 0.6%
A         A          $ 3,870   Broward County Waste
                               Energy Company, L.P. North
                               Project, 7.95%, 12/1/08    $   4,296,590
                                                          -------------
                               SPECIAL TAX REVENUE - 6.2%
A1        A+         $10,620   Orange County, 5.375%,
                               1/1/24                     $   9,654,111
A1        NR           3,000   City of Orlando, 6.00%,
                               10/1/22                        2,941,050
Baa1      A            7,410   Puerto Rico Highway &
                               Transportation Authority,
                               5.50%, 7/1/19                  6,908,047
Baa1      A            6,310   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/20                  5,636,281
Baa1      A           10,135   Puerto Rico Highway &
                               Transportation Authority,
                               5.00%, 7/1/22                  8,684,682
Baa1      A           10,560   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/21                  9,413,290
                                                          -------------
                                                          $  43,237,461
                                                          -------------
                               TRANSPORTATION - 1.4%
NR        NR         $10,140   Mid-Bay Bridge Authority,
                               6.125%, 10/1/22            $   9,634,318
                                                          -------------
                               UTILITIES - 12.5%
NR        BBB        $32,325   Guam Power Authority,
                               5.25%, 10/1/23             $  27,848,634
Aa1       AA          42,005   Jacksonville Electric
                               Authority, Bulk Power
                               Supply System, Scherer 4
                               Project, 5.25%, 10/1/21
                               (3)                           38,294,278
Aa1       AA           2,850   Orlando Utilities
                               Commission Water and
                               Electric, 5.125%, 10/1/19      2,554,940

--------------------------------------------------------------------------------
                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               UTILITIES - (CONTINUED)
Aa        AA           1,750   Orlando Utilities
                               Commission Water and
                               Electric, 5.25%, 10/1/23       1,588,400
Baa1      A-             185   Puerto Rico Electric Power
                               Authority, 7.125%, 7/1/14        201,743
Baa1      A-          10,000   Puerto Rico Electric Power
                               Authority, 7.00%, 7/1/21      11,379,200
A2        A+           2,515   St. Lucie County Solid
                               Waste Disposal, Florida
                               Power & Light Company
                               (AMT), 6.70%, 5/1/27           2,631,520
NR        NR           2,000   Virgin Islands Water &
                               Power Authority, 7.40%,
                               7/1/11                         2,100,420
                                                          -------------
                                                          $  86,599,134
                                                          -------------
                               WATER & SEWER - 0.4%
Baa1      BBB+       $ 2,500   Hillsborough County
                               Utility, 6.625%, 8/1/11    $   2,637,625
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $661,202,447)        $ 695,010,453
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover open when-issued securities.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 0.2% to 12.8% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        Massachusetts Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

       RATINGS
     (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               EDUCATION - 9.8%
Aa1       AA+        $ 1,625   Massachusetts Health and
                               Educational Facilities
                               Authority, (HEFA) Amherst
                               College, 6.80%, 11/1/21   $   1,740,440
A1        A+             250   Massachusetts HEFA, Tufts
                               University, 7.75%, 8/1/13       271,052
NR        BBB-         3,700   Massachusetts HEFA,
                               Merrimack College, 7.125%,
                               7/1/12                        3,882,003
NR        AAA          2,900   Massachusetts HEFA,
                               Wentworth Institute,
                               (Connie Lee), 5.50%,
                               10/1/23                       2,675,047
NR        BBB-         6,855   Massachusetts HEFA, Smith
                               College, 5.75%, 7/1/24        6,694,182
Aaa       AAA          5,180   Massachusetts HEFA,
                               Harvard University,
                               5.625%, 11/1/28               5,114,577
Aa1       AA           4,690   Massachusetts Industrial
                               Finance Agency, Phillips
                               Academy, 5.375%, 9/1/23       4,385,056
A1        NR           2,000   The New England Education
                               Loan Marketing
                               Corporation, (AMT), 6.90%,
                               11/1/09                       2,157,440
NR        BBB-         1,300   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority,
                               Polytechnic University,
                               5.50%, 8/1/24                 1,128,491
NR        BBB-         1,000   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority,
                               Polytechnic University,
                               6.50%, 8/1/24                   990,870
                                                         -------------
                                                         $  29,039,158
                                                         -------------
                               GENERAL OBLIGATIONS -13.7%
Baa1      NR         $ 1,000   City of Lowell, 6.375%,
                               8/15/01                   $   1,067,490
A1        A+           3,900   Commonwealth of
                               Massachusetts, 5.00%,
                               1/1/12                        3,609,060
A1        A+             875   Commonwealth of
                               Massachusetts, 5.00%,
                               1/1/14                          795,839
A1        A+           4,750   Massachusetts Bay
                               Transportation Authority
                               (MBTA), 5.50%, 3/1/21         4,525,135
A1        A+           2,500   MBTA, 5.75%, 3/1/18           2,465,775
A1        A+          14,000   MBTA, 5.75%, 3/1/25          13,593,440
A1        A+           1,000   MBTA, 5.90%, 3/1/12           1,014,690
NR        BBB          1,175   Government of Guam, 5.40%,
                               11/15/18                      1,022,650
A         NR           3,375   Town of Nantucket, 6.80%,
                               12/1/11                       3,634,875
Baa1      A              100   Puerto Rico Public
                               Buildings Authority,
                               5.50%, 7/1/21                    92,369
Baa1      A            1,900   Puerto Rico Aqueduct and
                               Sewer Authority, 7.00%,
                               7/1/19                        2,037,313

      RATINGS
    (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
A         A            2,500   University of
                               Massachusetts Building
                               Authority, 6.875%, 5/1/14     2,839,950
A         A              250   University of
                               Massachusetts Building
                               Authority, 7.20%, 5/1/04        287,396
NR        NR           3,350   Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                       3,528,321
                                                         -------------
                                                         $  40,514,303
                                                         -------------
                               HOSPITALS - 8.4%
A         A-         $ 3,000   Massachusetts HEFA,
                               Charlton Memorial
                               Hospital, 7.25%, 7/1/13   $   3,147,750
A1        A              530   Massachusetts HEFA,
                               Spaulding Rehabilitation
                               Hospital, 7.625%, 7/1/21        568,632
Baa1      BBB+         2,000   Massachusetts HEFA, New
                               England Baptist Hospital,
                               7.35%, 7/1/17                 2,067,480
Aa        NR           3,100   Massachusetts HEFA,
                               Daughters of Charity
                               Health System, 6.10%,
                               7/1/14                        3,143,524
A1        A+           1,000   Massachusetts HEFA, Dana-
                               Farber Cancer Institute,
                               6.65%, 12/1/15                1,020,340
A         A            4,250   Massachusetts HEFA, The
                               Medical Center of Central
                               Massachusetts, 7.10%,
                               7/1/21                        4,394,755
Baa       BBB          1,825   Massachusetts HEFA,
                               Sisters of Providence
                               Health System, 6.50%,
                               11/15/08                      1,877,870
NR        A-           1,470   Massachusetts HEFA, Jordan
                               Hospital, 6.875%, 10/1/15     1,052,722
NR        A-           1,470   Massachusetts HEFA, Jordan
                               Hospital, 6.875%, 10/1/22     1,507,073
NR        AAA          2,625   Massachusetts HEFA,
                               Winchester Hospital
                               (Connie Lee), 5.75% 7/1/14    2,557,223
NR        AAA          3,650   Massachusetts HEFA,
                               Winchester Hospital
                               (Connie Lee), 5.75% 7/1/24    3,486,917
                                                         -------------
                                                         $  24,824,286
                                                         -------------
                               HOUSING - 11.4%
NR        AAA        $ 2,750   Framingham Housing
                               Authority, (GNMA), 6.65%,
                               2/20/32                   $   2,783,275
A1        A+           6,000   Massachusetts Housing
                               Finance Agency (HFA),
                               6.375%, 4/1/21                5,973,720
Aa        A+           7,250   Massachusetts HFA, (AMT),
                               6.60%, 12/1/26                7,328,952
Aa        A+           6,400   Massachusetts HFA, (AMT),
                               6.60%, 12/1/26                6,469,696
Aaa       AAA          1,000   Massachusetts HFA, (FNMA),
                               6.875%, 11/15/11              1,063,630

--------------------------------------------------------------------------------
                  MASSACHUSETTS TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

       RATINGS
     (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       AAA          2,750   Massachusetts HFA, (FNMA),
                               6.90%, 11/15/21               2,882,330
Aa        A+           2,795   Massachusetts HFA, (AMT),
                               7.125%, 6/1/25                2,908,924
Aa        A+             400   Massachusetts HFA, 7.35%,
                               12/1/16                         425,408
Aa        A+           2,265   Massachusetts HFA, (AMT),
                               8.10%, 6/1/20                 2,369,734
Aa        A+           1,500   Massachusetts HFA, (AMT),
                               8.10%, 12/1/21                1,576,035
                                                         -------------
                                                         $  33,781,704
                                                         -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL - 7.0%
Baa1      BBB        $14,185   City of Boston Harbor
                               Electric Energy Company
                               Project, (AMT), 7.30%,
                               5/15/15                   $  15,178,942
NR        NR           9,000   Massachusetts Industrial
                               Finance Agency,
                               Massachusetts Biomedical
                               Research Corporation, 0%,
                               8/1/19                        3,817,800
Aa3       AA           1,550   Puerto Rico Industrial,
                               Medical and Environmental
                               Pollution Control
                               Authority, The Upjohn
                               Company, 7.50%, 12/1/23       1,697,235
                                                         -------------
                                                         $  20,693,977
                                                         -------------
                               INSURED EDUCATION - 2.1%
Aaa       AAA        $   335   Massachusetts Educational
                               Finance Authority, (MBIA),
                               (AMT), 7.25%, 1/1/09      $     350,460
Aaa       AAA          2,000   Massachusetts Educational
                               Finance Authority,
                               (AMBAC), (AMT), 7.30%,
                               1/1/12                        2,096,840
Aaa       AAA            250   Massachusetts HEFA,
                               Northeastern University,
                               (AMBAC), 7.50%, 10/1/08         273,820
Aaa       AAA            400   Massachusetts HEFA, Boston
                               University "RIBS", (MBIA),
                               Variable, 10/1/31 (1)           439,464
Aaa       AAA          3,000   Massachusetts HEFA, Tufts
                               University, (FGIC), 5.95%,
                               8/15/18                       3,032,640
                                                         -------------
                                                         $   6,193,224
                                                         -------------
                               INSURED GENERAL OBLIGATION - 1.7%
Aaa       AAA        $ 1,795   City of Boston, (FSA),
                               4.875%, 9/1/09            $   1,686,833
Aaa       AAA          1,000   Commonwealth of Puerto
                               Rico "RIBS", (AMBAC),
                               Variable, 7/1/15 (1)          1,009,940
Aaa       AAA            600   Town of Tyngsborough,
                               (AMBAC), 6.90%, 5/15/08         663,798
Aaa       AAA          1,770   MBTA, (MBIA), 5.50%,
                               3/1/21                        1,663,995
                                                         -------------
                                                         $   5,024,566
                                                         -------------

      RATINGS
    (UNAUDITED)
------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
-----------------------------------------------------------------------
                               INSURED HOSPITALS - 11.8%
Aaa       AAA        $   300   Massachusetts HEFA,
                               Berkshire Health Systems,
                               (MBIA), 7.60%, 10/1/14    $     332,346
Aaa       AAA          1,250   Massachusetts HEFA, Beth
                               Israel Hospital, Inverse
                               Floaters, (AMBAC),
                               Variable, 7/1/25 (1)          1,253,675
Aaa       AAA          1,500   Massachusetts HEFA,
                               Capital Asset Program,
                               (MBIA), 7.20%, 7/1/09         1,649,085
AAA       AAA          2,050   Massachusetts HEFA, Fallon
                               Healthcare System (CGIG),
                               6.75%, 6/1/20 (2)             2,171,442
AAA       AAA          4,500   Massachusetts HEFA, Fallon
                               Healthcare System (CGIG),
                               6.875%, 6/1/11                4,881,465
Aaa       AAA          2,040   Massachusetts HEFA,
                               Beverly Hospital, (MBIA),
                               7.30%, 7/1/13                 2,219,581
Aaa       AAA          1,000   Massachusetts HEFA,
                               Baystate Medical Center,
                               (FGIC), 5.00%, 7/1/20           883,550
Aaa       AAA          3,000   Massachusetts HEFA, The
                               Medical Center of Central
                               Massachusetts, (AMBAC),
                               "CARS", Variable, 6/23/22
                               (1)                           3,330,090
Aaa       AAA          2,000   Massachusetts HEFA, St.
                               Elizabeth Hospital Issue,
                               "LEVRRS", (FSA), Variable,
                               8/15/21 (1)                   2,196,960
Aaa       AAA          2,600   Massachusetts HEFA, Saint
                               Luke's Hospital, "Yield
                               Curve Notes", (MBIA),
                               Variable, 8/15/13 (1)         2,556,970
Aaa       AAA          1,200   Massachusetts HEFA,
                               University Hospital,
                               (MBIA), 7.25%, 7/1/19         1,323,552
Aaa       AAA          6,950   Massachusetts HEFA, Lahey
                               Clinic, (MBIA), 5.375%,
                               7/1/23                        6,454,118
Aaa       AAA          5,000   Massachusetts HEFA, New
                               England Medical Center,
                               (MBIA), 5.375%, 7/1/24        4,664,350
Aaa       AAA          1,000   Massachusetts HEFA, New
                               England Medical Center,
                               (FGIC), 6.50%, 7/1/12         1,052,960
                                                         -------------
                                                         $  34,970,144
                                                         -------------
                               INSURED HOUSING - 0.7%
Aaa       AAA        $ 2,000   Massachusetts Housing
                               Finance Agency, (AMBAC),
                               6.45%, 1/1/36             $   2,027,680
                                                         -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

      RATINGS
    (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               INSURED TRANSPORTATION - 2.2%
Aaa       AAA        $ 5,860   Massachusetts Port
                               Authority, (AMT), (FGIC),
                               7.50%, 7/1/20             $   6,490,243
                                                         -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 2.9%
NR        A          $ 7,800   Plymouth County,
                               Massachusetts Correctional
                               Facility Project, 7.00%,
                               4/1/22                    $   8,363,862
                                                         -------------
                               NURSING HOMES - 0.5%
NR        AA         $ 1,495   Massachusetts HEFA,
                               Deutches Altenheim,
                               Incorporated, (FHA),
                               7.70%, 11/1/31(2)         $   1,613,195
                                                         -------------
                               SOLID WASTE - 2.6%
Baa1      BBB        $ 5,970   Massachusetts Industrial
                               Finance Agency,
                               Massachusetts Refusetech,
                               Inc. Project, 6.30%,
                               7/1/05                    $   6,242,531
NR        NR           1,340   City of Pittsfield, Vicon
                               Recovery Associates
                               Project, 7.95%, 11/1/04       1,409,425
                                                         -------------
                                                         $   7,651,956
                                                         -------------
                               SPECIAL TAX - 4.2%
A1        A+         $ 5,695   Commonwealth of
                               Massachusetts, Special
                               Obligation Revenue Bonds,
                               6.00%, 6/1/13             $   5,747,223
A1        A+           4,560   Commonwealth of
                               Massachusetts, Special
                               Obligation Revenue Bonds,
                               5.80%, 6/1/14                 4,518,550
Baa1      A            2,000   Puerto Rico Highway and
                               Transportation Authority,
                               6.625%, 7/1/18                2,099,080
                                                         -------------
                                                         $  12,364,853
                                                         -------------
                               TRANSPORTATION - 5.2%
NR        BBB        $ 7,950   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23     $   7,967,093
Aa        AA-          7,300   Massachusetts Port
                               Authority, 6.00%, 7/1/23      7,260,069
                                                         -------------
                                                         $  15,227,162
                                                         -------------
                               UTILITY - 6.0%
NR        BBB        $ 2,765   Guam Power Authority,
                               5.25%, 10/1/23            $   2,382,103
A         BBB+         2,610   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.00%, 7/1/18        2,555,843
A         BBB+         5,560   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.625%, 7/1/18       5,747,205

      RATINGS
    (UNAUDITED)
------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
A         BBB+         3,500   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.75%, 7/1/11        3,664,010
Baa1      A-           1,850   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/13      1,755,447
Baa1      A-             150   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/20        138,746
NR        NR           1,500   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        1,575,314
                                                         -------------
                                                         $  17,818,668
                                                         -------------
                               WATER & SEWER - 9.8%
NR        NR         $ 2,075   Massachusetts Industrial
                               Finance Authority,
                               American Hingham Water,
                               6.60%, 12/1/15            $   2,095,480
A         A           18,620   Massachusetts Water
                               Resources Authority
                               (MWRA), 4.75%, 12/1/23       15,364,479
A         A            5,000   MWRA, 5.00%, 3/1/22           4,323,500
A         A            1,500   MWRA, 5.25%, 3/1/13           1,390,095
A         A            3,915   MWRA, 5.25%, 12/1/15          3,608,260
NR        NR           2,000   Virgin Islands Water and
                               Power Authority, 7.60%,
                               1/1/12                        2,122,760
                                                         -------------
                                                         $  28,904,574
                                                         -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $277,979,560)       $ 295,503,555
                                                         ===============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 21.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 7.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Mississippi Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               ESCROWED - 1.6%
Aaa       NR          $1,500   Mississippi Housing Finance
                               Corporation, SFMR, (AMT),
                               (ETM), 0%, 6/1/15           $    447,360
                                                           ------------
                               GENERAL OBLIGATIONS - 7.8%
NR        A-          $1,000   Mississippi Development
                               Bank, Golden Triangle Solid
                               Waste, 6.00%, 7/1/15        $    972,850
Aa        AA-            200   Mississippi State, 5.10%,
                               11/15/12                         188,648
Aa        AA-            500   Mississippi State, 5.75%,
                               6/1/14                           500,965
Aa        AA-            500   Mississippi State, 6.75%,        536,265
                               12/1/14                     ------------
                                                           $  2,198,728
                                                           ------------
                               HOSPITAL REVENUE - 3.2%
A         NR          $1,000   Mississippi Hospital
                               Equipment & Facilities
                               Authority, Rankin Medical
                               Center Project, 5.60%,
                               3/1/19                      $    919,410
                                                           ------------
                               HOUSING - 9.4%
Aa        NR          $  500   Hinds County Urban Renewal,
                               Woodridge Apartments,
                               (FHA), 6.25%, 11/1/27       $    495,860
NR        NR             200   City of Ridgeland Urban
                               Renewal, The Orchard, LTD.,
                               7.75%, 12/1/15                   197,958
Aaa       NR             300   Vicksburg Leased Housing
                               Corporation, MFMR, Magnolia
                               Manor Apartments, (FHA),
                               5.95%, 8/15/22                   294,063
Aaa       NR             500   Mississippi Home
                               Corporation, SFMR, Access
                               Program, (AMT), 8.10%,
                               12/1/24                          554,725
Aaa       NR           1,020   Mississippi Home
                               Corporation, SFMR, Access
                               Program, (AMT), 8.125%,
                               12/1/24                        1,131,914
                                                           ------------
                                                           $  2,674,520
                                                           ------------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 10.0%
NR        A-          $  600   Jackson County,
                               International Paper Company
                               Project, (AMT), 5.55%,
                               10/1/17                     $    564,468
A2        A            1,000   Lowndes County,
                               Weyerhaeuser Company
                               Project, 6.80%, 4/1/22         1,106,900
A3        A-             600   Warren County,
                               International Paper Company
                               Project, (AMT), 6.60%,
                               3/1/19                           608,592

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
NR        AA             500   Port of Gulfport, E.I. du
                               Pont de Nemours and Company
                               Project, (AMT), 7.15%,
                               5/1/16 (2)                       544,390
                                                           ------------
                                                           $  2,824,350
                                                           ------------
                               INSURED EDUCATION - 3.7%
Aaa       AAA         $1,000   Mississippi Educational
                               Facilities Authority,
                               Milsaps College Project,
                               (MBIA) 6.50%, 11/1/19       $  1,041,610
                                                           ------------
                               INSURED GENERAL OBLIGATION - 5.0%
Aaa       AAA         $  500   Hinds County, (MBIA) 6.25%,
                               3/1/11                      $    535,360
Aaa       AAA          1,000   Desoto County School
                               District, (MBIA) 4.75%,
                               2/1/13                           883,120
                                                           ------------
                                                           $  1,418,480
                                                           ------------
                               INSURED HOSPITALS - 19.2%
Aaa       AAA         $1,000   Alcorn County, Magnolia
                               Regional Health Center,
                               (AMBAC) 5.75%, 10/1/13      $    967,370
Aaa       AAA          1,000   Gulfport Mississippi
                               Hospital Facilities
                               Authority, Memorial
                               Hospital of Gulfport,
                               (MBIA) 6.20%, 7/1/18           1,020,310
Aaa       AAA          1,275   Hinds County, Mississippi
                               Methodist Hospital and
                               Rehabilitation Center,
                               (AMBAC) 5.60%, 5/1/12          1,256,003
Aaa       AAA          1,250   Mississippi Hospital
                               Equipment and Facilities
                               Authority, Methodist Health
                               Systems, (MBIA) 5.50%,
                               8/15/13                        1,189,850
Aaa       AAA          1,000   Mississippi Hospital
                               Equipment and Facilities
                               Authority, Mississippi
                               Baptist Medical Center,
                               (MBIA) 6.00%, 5/1/13           1,009,080
                                                           ------------
                                                           $  5,442,613
                                                           ------------
                               INSURED HOUSING - 1.8%
Aaa       NR          $  500   Mississippi Home
                               Corporation, SFMR, (GNMA),
                               (AMT), 6.625%, 4/1/27       $    511,910
                                                           ------------
                               INSURED LEASE/CERTIFICATE
                               OF PARTICIPATION - 5.2%
Aaa       AAA         $1,500   Medical Center Building
                               Corporation, University of
                               Mississippi Medical Center
                               Project, (MBIA) 5.80%,
                               12/1/14                     $  1,476,015
                                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED UTILITIES - 7.0%
Aaa       AAA         $1,600   Jackson County, Gautier
                               Utility District, (MBIA)
                               6.375%, 3/1/12              $  1,661,504
Aaa       AAA            300   Puerto Rico Electric Power
                               Authority, (FSA), Variable,
                               7/1/03 (1)                       335,766
                                                           ------------
                                                           $  1,997,270
                                                           ------------
                               INSURED WATER & SEWER - 5.2%
Aaa       AAA         $1,000   Jackson County, Water and
                               Sewer Bonds, (MBIA) 5.40%,
                               9/1/09                      $    980,790
Aaa       AAA            500   City of Natchez, Combined
                               Water and Sewer System,
                               (MBIA) 5.70%, 8/1/17             485,380
                                                           ------------
                                                           $  1,466,170
                                                           ------------
                               NURSING HOMES - 1.7%
NR        NR          $  500   Mississippi Business
                               Finance Corporation,
                               Magnolia Healthcare, 7.99%,
                               7/1/25 (2)                  $    472,415
                                                           ------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 3.6%
A         NR          $1,000   Mississippi University
                               Educational Building Corp.,
                               Facilities Renovation,
                               6.15%, 6/15/15              $  1,009,330
                                                           ------------
                               SPECIAL TAX - 4.7%
Baa1      A           $  500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20               $    446,615
Baa1      A            1,000   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/21                    891,410
                                                           ------------
                                                           $  1,338,025
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               UTILITIES - 10.9%
NR        BBB         $  810   Guam Power Authority,
                               6.625%, 10/1/14             $    829,999
Aa3       A+           1,310   Lamar County, South
                               Mississippi Electric Power
                               Association Project, 4.85%,
                               12/1/06                        1,237,505
Baa3      NR           1,000   Warren County, Mississippi
                               Power & Light Company
                               Project, 7.00%, 4/1/22         1,038,360
                                                           ------------
                                                           $  3,105,864
                                                           ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $27,181,386)          $ 28,344,069
                                                           ============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 36.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          New York Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               ASSISTED LIVING - 0.3%
NR        NR         $ 1,970   Village of North Syracuse
                               Housing Authority, (AJM
                               Senior Housing, Inc. Janus
                               Park Project), 8.00%,
                               6/1/24                     $   1,922,168
                                                          -------------
                               EDUCATION - 12.7%
A         NR         $ 1,000   Dutchess County IDA, Bard
                               College, 7.00%, 11/1/17    $   1,084,310
A1        NR           6,295   Monroe County IDA,
                               University of Rochester,
                               7.25%, 12/1/16                 6,646,324
NR        BBB-         1,660   City of New Rochelle IDA
                               Civic Facilities, College
                               of New Rochelle, 6.75%,
                               7/1/22                         1,704,920
Baa1      BBB+         6,895   Dormitory Authority, State
                               University Educational
                               Facilities, 4.75%, 7/1/14      6,124,208
Baa1      BBB+         2,500   Dormitory Authority, State
                               University Educational
                               Facilities, 5.00%, 5/15/18     2,118,800
Baa1      BBB+        11,500   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/13    10,464,310
Baa1      BBB+         7,600   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/15     6,850,260
Baa1      BBB+         7,605   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/19     6,714,759
Baa1      BBB+         6,805   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/21     6,043,657
Baa1      BBB+         3,130   Dormitory Authority, State
                               University Educational
                               Facilities, 5.50%, 5/15/08     3,041,139
Baa1      BBB+        28,250   Dormitory Authority, State
                               University Educational
                               Facilities, 5.50%, 5/15/13    26,375,613
Baa1      BBB+           415   Dormitory Authority, State
                               University Educational
                               Facilities, 7.375%,
                               5/15/14                          450,279
Baa1      BBB+         1,300   Dormitory Authority, State
                               University Educational
                               Facilities, 7.50%, 5/15/11     1,497,184
NR        AA           1,300   Dormitory Authority, New
                               York Medical College
                               (Asset Guaranty), 6.875%,
                               7/1/21                         1,391,845
A1        A+             950   Dormitory Authority,
                               University of Rochester,
                               5.625%, 7/1/12                   927,276
                                                          -------------
                                                          $  81,434,884
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               ELECTRIC UTILITIES - 4.9%
A1        A          $ 2,500   New York State Energy
                               Resource & Development
                               Authority, Brooklyn Union
                               Gas (RIBS)(AMT), Variable,
                               7/1/26 (1)                 $   2,918,350
Aa3       A+             500   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.75%,
                               1/1/24                           538,345
Aa3       A+           2,365   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               7/1/25                         2,563,684
Aa3       A+           1,000   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               1/1/26                         1,098,470
Aa        AA-         18,000   Power Authority of the
                               State of New York, 5.25%,
                               1/1/18                        16,447,500
Baa1      A-          11,500   Puerto Rico Electric Power
                               Authority, 0%, 7/1/17          3,023,350
Baa1      A-           2,250   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/20       2,081,183
NR        NR           3,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                         3,150,630
                                                          -------------
                                                          $  31,821,512
                                                          -------------
                               ESCROWED - 7.6%
Aaa       AAA        $   725   Albany Municipal Water
                               (MBIA), 7.50%, 12/1/17     $     806,592
Aaa       BBB          1,000   Dormitory Authority, City
                               University, 7.625%, 7/1/20     1,152,840
Aaa       BBB+         1,530   Dormitory Authority, State
                               University Educational
                               Facilities, 7.70%, 5/15/12     1,763,677
NR        BBB          1,000   Dormitory Authority, City
                               University, 8.125%, 7/1/08     1,116,170
Baa1      BBB-         2,250   Dormitory Authority,
                               Upstate Community College,
                               7.20%, 7/1/21                  2,582,842
Baa1      NR           2,000   Dormitory Authority,
                               Upstate Community College,
                               7.30%, 7/1/21                  2,305,860
Aaa       AAA            500   Erie County Water
                               Authority, Water Works
                               System, 6.00%, 12/1/08           528,920
Aaa       AAA            500   Metropolitan
                               Transportation Authority
                               Commuter Facilities Bonds,
                               7.50%, 7/1/19                    571,735
Aaa       AAA          1,000   New York Local Government
                               Assistance Corporation
                               (LGAC), 7.00%, 4/1/16          1,136,100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               ESCROWED - (CONTINUED)
Aaa       AAA          5,500   New York LGAC, 6.75%,
                               4/1/21                         6,238,980
Aaa       BBB          1,000   New York State Housing
                               Finance Agency Service
                               Contracts, 7.80%, 9/15/11      1,173,510
Aaa       AAA          1,775   New York State Housing
                               Finance Agency Service
                               Contracts, 7.375%, 9/15/21     2,073,520
Aaa       BBB+            90   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.75%, 8/15/10                   103,334
Aaa       AAA            450   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.875%, 8/15/08                  525,047
Aaa       AAA          3,320   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.50%, 2/15/21                 3,842,004
Aaa       NR           8,100   New York State Urban
                               Development Corporation
                               Correctional Facilities,
                               6.50%, 1/1/21                  8,848,197
Baa1      BBB          4,750   New York State Thruway
                               Authority, Local Highway
                               and Bridge Service
                               Contract Bonds, 7.25%,
                               1/1/10 (2)                     5,404,740
Baa1      BBB          5,350   New York State UDC,
                               Onondaga Co. Convention
                               Center, 7.875% 1/1/10          6,241,577
NR        AA-            500   Power Authority of the
                               State of New York, 8.00%,
                               1/1/17                           548,960
NR        A            1,760   Puerto Rico Highway &
                               Transportation Authority,
                               6.625%, 7/1/18                 1,989,310
                                                          -------------
                                                          $  48,953,915
                                                          -------------
                               GENERAL OBLIGATIONS - 1.6%
Baa1      A-         $   120   New York City, 8.25%,
                               11/15/16                   $     136,942
Baa1      A-           4,000   New York City, 7.50%,
                               2/1/18                         4,399,280
Aa        AA           1,700   Onondaga County, 5.875%,
                               2/15/11                        1,758,259
Aa        AA           1,600   Onondaga County, 5.875%,
                               2/15/12                        1,641,424
Baa1      A            2,175   Puerto Rico Public
                               Building Authority, Public
                               Education and Health
                               Facilities, 5.75%, 7/1/15      2,102,594
                                                          -------------
                                                          $  10,038,499
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               HEALTH CARE - 19.1%
NR        AAA        $ 6,705   Dormitory Authority,
                               United Health Services
                               (FHA), 7.35%, 8/1/29       $   7,225,509
Aa        AAA          4,785   New York State Medical
                               Care Facilities Finance
                               Agency (MCFFA), Hospital
                               Insured Mortgage (FHA),
                               5.25%, 8/15/14                 4,443,782
NR        AA           2,670   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.10%, 8/15/15                 2,663,645
NR        AAA          3,710   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.125%, 2/15/14                3,902,994
Aa        AA           1,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.55%, 8/15/12                 1,043,570
Aa        AA           3,800   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.65%, 8/15/32                 3,946,338
NR        AA           9,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.70%, 8/15/23                 9,446,220
Aa        AA           1,050   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.75%, 2/15/12                 1,107,446
Aa        AA           1,500   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.95%, 2/15/32                 1,586,430
Aa        AA           2,190   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.00%, 8/15/32                 2,326,262
Aa        AA           6,600   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.25%, 2/15/31                 7,124,634
Aa        AA             750   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.35%, 2/15/29                   819,128
Aa        AA           2,425   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 2/15/10          2,484,607
Aa        AA           3,500   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/14          3,591,490

--------------------------------------------------------------------------------
                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               HEALTH CARE - (CONTINUED)
Aa        AA           5,625   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/15          5,723,775
Aa        AA           6,550   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.25%, 8/15/15          6,661,285
Aa        AA           2,500   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.50%, 2/15/35          2,552,300
Aa        AA             950   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 7.45%, 8/15/31          1,030,095
Baa1      BBB+        10,205   New York State MCFFA,
                               Mental Health Services
                               Facilities, 5.25%, 2/15/19     9,320,737
Baa1      BBB+        11,500   New York State MCFFA,
                               Mental Health Services
                               Facilities, 5.25%, 8/15/23     9,895,865
Baa1      BBB+         6,625   New York State MCFFA,
                               Mental Health Services
                               Facilities, Series 1994 A,
                               5.25%, 8/15/23                 5,700,879
Baa1      BBB+         1,230   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.50%, 2/15/21     1,372,754
Baa1      BBB+         1,610   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.625%,
                               8/15/17                        1,777,150
Baa1      BBB+           145   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.75%, 8/15/10       161,153
Baa1      BBB+           495   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                          558,469
Baa       BBB         19,700   New York State MCFFA,
                               Secured Hospital
                               (Brookdale), 6.80%,
                               8/15/12                       20,263,223
Baa       BBB          5,540   New York State MCFFA,
                               Secured Hospital, 7.35%,
                               8/15/11                        5,881,652
                                                          -------------
                                                          $ 122,611,392
                                                          -------------
                               HOSPITALS - 0.7%
Aa        AAA        $ 1,500   Dormitory Authority, Long
                               Island Jewish Medical
                               Center (FHA), 7.75%,
                               8/15/27                    $   1,629,735
NR        AAA          1,000   Dormitory Authority,
                               St. Francis Hospital
                               (FHA), 7.65%, 8/1/30           1,119,780
Baa1      BBB+         1,800   Syracuse Industrial
                               Development Agency (IDA),
                               St. Joseph's Hospital
                               Health Center, 7.50%,
                               6/1/18                         1,914,804
                                                          -------------
                                                          $   4,664,319
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               HOUSING - 5.5%
NR        NR         $ 4,744   New York City Housing
                               Development Corporation
                               (HDC), Allerville Project,
                               6.50%, 11/15/18            $   4,772,297
Baa       A            4,750   New York City HDC, General
                               Housing, 6.50%, 5/1/22         4,797,690
NR        NR           2,080   New York City HDC, Dayton
                               Project, 6.50% 11/15/18        2,092,643
NR        AAA          2,550   New York City HDC, Multi-
                               Unit Management, 7.35%,
                               6/1/19                         2,702,439
Aa        A+             235   New York State Housing
                               Finance Agency, Baytown,
                               7.10%, 8/15/35                   248,280
Aa        NR             250   New York State Mortgage
                               Agency, 6.90%, 4/1/03            263,523
Aa        NR           8,750   New York State Mortgage
                               Agency, 6.90%, 4/1/15          9,220,313
Aa        NR           1,000   New York State Mortgage
                               Agency, 7.50%, 4/1/15          1,082,280
Aa        NR             295   New York State Mortgage
                               Agency, 7.65%, 4/1/19            311,963
Aa        NR             625   New York State Mortgage
                               Agency, 7.70%, 10/1/12           676,644
Aa        NR             270   New York State Mortgage
                               Agency, 8.00%, 10/1/17           287,312
Aa        NR           6,350   New York State Mortgage
                               Agency (AMT), 6.40%,
                               10/1/20                        6,318,568
Aa        NR           1,600   New York State Mortgage
                               Agency (AMT), 7.95%,
                               10/1/21                        1,727,808
Baa       BBB            350   Puerto Rico Commonwealth
                               Urban Renewal & Housing
                               Corporation, 7.875%,
                               10/1/04                          395,693
Aaa       AAA            410   Puerto Rico Housing
                               Financial Corporation
                               Single-Family (GNMA),
                               7.65%, 10/15/22                  434,124
                                                          -------------
                                                          $  35,331,577
                                                          -------------
                               INSURED COLLEGE &
                               UNIVERSITY - 1.8%
Aaa       AAA        $ 6,950   Dormitory Authority,
                               Marist College (MBIA),
                               6.00%, 7/1/22              $   6,958,549
Aaa       AAA          5,000   Dormitory Authority, New
                               York University (MBIA),
                               5.00%, 7/1/11                  4,698,350
                                                          -------------
                                                          $  11,656,899
                                                          -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL
                               OBLIGATIONS - 1.0%
Aaa       AAA        $ 1,035   Erie County Water
                               Authority (AMBAC), 0%,
                               12/1/17                    $     211,295
Aaa       AAA          3,900   New York City Trust for
                               Cultural Resources, Museum
                               of Modern Art (AMBAC),
                               5.40%, 1/1/12                  3,764,748
Aaa       AAA          2,480   New York State
                               Environmental Facilities
                               Corporation (EFC), Jamaica
                               Water Supply Company (AMT)
                               (AMBAC), 7.625%, 4/1/29        2,677,334
                                                          -------------
                                                          $   6,653,377
                                                          -------------
                               INSURED GENERAL
                               OBLIGATIONS LOCAL - 1.8%
Aaa       AAA        $   520   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/08             $     574,621
Aaa       AAA            770   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/09                   847,123
Aaa       AAA            465   Chautauqua County
                               Unlimited Tax (FGIC),
                               7.30%, 4/1/07                    547,793
Aaa       AAA            725   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/07           838,521
Aaa       AAA            600   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/08           693,852
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/13           789,278
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/09           814,891
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/10           816,739
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/11           817,929
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/12           789,271
Aaa       AAA            515   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/14           601,808
Aaa       AAA          2,000   New York City (AMBAC),
                               7.00%, 8/1/17                  2,201,300
Aaa       AAA            500   Oyster Bay (FGIC), 6.60%,
                               2/15/12                          533,400
Aaa       AAA            450   Oyster Bay (FGIC), 6.60%,
                               2/15/13                          480,060
                                                          -------------
                                                          $  11,346,586
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL
                               OBLIGATIONS SCHOOL
                               DISTRICT - 0.2%
Aaa       AAA        $   700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/08                    $     819,903
Aaa       AAA            700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/09                          814,716
                                                          -------------
                                                          $   1,634,619
                                                          -------------
                               INSURED GENERAL
                               OBLIGATIONS TERRITORY -
                               0.7%
Aaa       AAA        $ 4,500   Commonwealth of Puerto
                               Rico Public Improvement
                               Residual Interest Tax
                               Exempt Securities (FSA),
                               Variable, 7/1/22 (1)       $   4,616,865
                                                          -------------
                               INSURED HEALTH CARE - 4.4%
Aaa       AAA        $ 1,500   New York State MCFFA, Long
                               Term Health Care (CGIC),
                               6.80%, 11/1/14             $   1,588,695
Aaa       AAA          1,300   New York State MCFFA, New
                               York Hospital (FHA)
                               (AMBAC), 6.60%, 2/15/11        1,409,226
Aaa       AAA          5,400   New York State MCFFA, New
                               York Hospital (FHA)
                               (AMBAC), 6.75%, 8/15/14        5,794,146
Aaa       AAA         20,525   New York State MCFFA,
                               Mental Health Services
                               Facilities (MBIA), 5.375%,
                               2/15/14                       19,280,980
                                                          -------------
                                                          $  28,073,047
                                                          -------------
                               INSURED HOUSING - 0.1%
Aaa       AAA        $   500   New York City HDC, Charter
                               Oaks (MBIA), 7.375% 4/1/17 $     524,525
                                                          -------------
                               INSURED MISCELLANEOUS - 0.1%
Aaa       AAA        $   500   New York City IDA, (USTA
                               National Tennis Center
                               Incorporated Project)
                               (FSA), 6.375%, 11/15/14    $     522,020
                                                          -------------

--------------------------------------------------------------------------------
                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED SOLID WASTE - 1.6%
Aaa       AAA        $ 1,650   Dutchess County Resource
                               Recovery Solid Waste
                               (FGIC), 7.50%, 1/1/09      $   1,814,505
Aaa       AAA          6,795   Islip Resource Recovery
                               Agency (MBIA), 6.50%,
                               7/1/09                         7,272,960
Aaa       AAA          1,000   Montgomery, Otesgo,
                               Schoharie Solid Waste
                               Management Authority
                               (MBIA), 5.25%, 1/1/14            936,350
                                                          -------------
                                                          $  10,023,815
                                                          -------------
                               INSURED TOLL & TURNPIKE - 1.0%
Aaa       AAA        $ 3,000   Triborough Bridge & Tunnel
                               Authority Residual
                               Interest Securities
                               (MBIA), Variable, 1/1/19
                               (1)                        $   3,033,030
Aaa       AAA          3,000   Triborough Bridge & Tunnel
                               Authority Residual
                               Interest Securities
                               (MBIA), Variable, 1/1/12
                               (1)                            3,229,230
                                                          -------------
                                                          $   6,262,260
                                                          -------------
                               INSURED WATER & SEWER - 0.1%
Aaa       AAA        $   275   Albany Municipal Water
                               Financial Authority
                               (MBIA), 7.50%, 12/1/17     $     298,944
                                                          -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 8.7%
Baa1      BBB        $ 1,955   Dormitory Authority, City
                               University, 5.75%, 7/1/13  $   1,869,000
Baa1      BBB         17,815   Dormitory Authority, City
                               University, 5.75%, 7/1/13     17,031,318
Baa1      BBB            250   Dormitory Authority, City
                               University, 6.375%, 7/1/08       256,618
Baa1      BBB          5,100   Dormitory Authority, City
                               University, 7.00%, 7/1/09      5,653,044
Baa1      BBB          4,325   Dormitory Authority, City
                               University, 7.50%, 7/1/10      4,967,133
Baa1      BBB          6,125   New York State HFA Service
                               Contract, 5.375%, 9/15/11      5,635,000
NR        BBB          5,865   New York State Thruway
                               Authority, 0%, 1/1/01          4,438,046
Baa1      BBB          5,775   New York State Urban
                               Development Corporation
                               (UDC) Correctional
                               Facilities, 5.50%, 1/1/14      5,342,337
Baa1      BBB          7,670   New York State UDC
                               Correctional Facilities,
                               5.25%, 1/1/13                  6,896,557
Baa1      BBB            500   New York State UDC, Alfred
                               Technology, 7.875%, 1/1/20       549,070

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Baa1      BBB            750   New York State UDC,
                               Clarkson Center for
                               Advanced Materials, 7.80%,
                               1/1/20                           821,512
Baa1      BBB            750   New York State UDC,
                               Clarkson Center for
                               Advanced Materials, 8.00%,
                               1/1/20                           839,737
Baa1      A            1,825   Syracuse-Hancock
                               International Airport
                               Certificates of
                               Participation, 6.625%,
                               1/1/12                         1,921,105
                                                          -------------
                                                          $  56,220,477
                                                          -------------
                               MISCELLANEOUS - 1.6%
Aa        AA-        $   200   City of New York Municipal
                               Assistance Corporation,
                               7.50%, 7/1/08              $     218,888
Aa        AA-            485   City of New York Municipal
                               Assistance Corporation,
                               7.625%, 7/1/08                   530,896
Aa        AA-            635   City of New York Municipal
                               Assistance Corporation,
                               7.625%, 7/1/08                   714,724
NR        NR           1,300   New York City IDA,
                               (YMCA of Greater New
                               York), 8.00%, 8/1/16           1,394,536
Aaa       AAA          7,000   VRDC-IVRC Trust, Variable
                               Rate, 6/26/02 (1)              7,214,340
                                                          -------------
                                                          $  10,073,384
                                                          -------------
                               SOLID WASTE - 2.0%
Baa1      A-         $ 2,665   Hempstead IDA Resource
                               Recovery, American
                               Refunding Fuel Co., 7.40%,
                               12/1/10                    $   2,782,473
Baa       NR           9,530   New York State EFC
                               Resource Recovery,
                               Huntington Project, 7.50%,
                               10/1/12                       10,056,056
                                                          -------------
                                                          $  12,838,529
                                                          -------------
                               SPECIAL TAX REVENUE - 12.5%
A         A          $12,160   New York State LGAC,
                               5.00%, 4/1/21              $  10,582,240
A         A            5,000   New York State LGAC,
                               5.00%, 4/1/21                  4,368,900
A         A            8,750   New York State LGAC,
                               5.00%, 4/1/23                  7,526,313
A         A            4,750   New York State LGAC,
                               5.25%, 4/1/16                  4,406,908
A         A            2,500   New York State LGAC,
                               5.25%, 4/1/19                  2,265,400
A         A            4,500   New York State LGAC,
                               5.375%, 4/1/16                 4,221,180
A         A            5,225   New York State LGAC,
                               5.50%, 4/1/17                  4,960,040

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               SPECIAL TAX REVENUE - (CONTINUED)
A         A           12,420   New York State LGAC,
                               5.50%, 4/1/18                 11,731,808
A         A           13,000   New York State LGAC,
                               5.50%, 4/1/21                 12,140,570
NR        BBB+         2,630   New York State Municipal
                               Bond Bank Agency, 6.875%,
                               3/15/06                        2,866,095
Baa1      BBB          3,100   New York State Thruway
                               Authority Contract, Local
                               & Highway Building, 5.25%,
                               4/1/13                         2,800,478
Baa1      A            2,000   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                  1,902,740
Baa1      A            2,500   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                  2,378,425
Baa1      A            4,840   Puerto Rico Highway and
                               Transportation Authority,
                               6.625%, 7/1/18                 5,079,774
Baa1      BBB          3,335   Triborough Bridge & Tunnel
                               Authority, Convention
                               Center, 6.00%, 1/1/11          3,318,158
                                                          -------------
                                                          $  80,549,029
                                                          -------------
                               TRANSPORTATION - 6.2%
Baa1      BBB        $ 4,025   MTA Transit Facilities
                               Service Contract, 4.75%,
                               7/1/19                     $   3,261,417
Baa1      BBB          3,670   MTA Transit Facilities
                               Service Contract, 4.75%,
                               7/1/19                         2,973,764
Baa1      BBB          2,000   MTA Transit Facilities
                               Service Contract, 5.75%,
                               7/1/13                         1,928,740
Baa1      BBB            725   MTA Transit Facilities
                               Service Contract, 5.75%,
                               7/1/13                           699,168
NR        BBB          2,350   New York State Thruway
                               Authority, Cross
                               Westchester Expressway
                               Project, 0%, 1/1/03            1,587,566
Ba1       BB           6,500   Port Authority of New York
                               and New Jersey, 5.75%,
                               6/15/30                        6,254,170
Ba1       BB           2,800   Port Authority of New York
                               and New Jersey, Delta
                               Airlines LaGuardia
                               Airport, 6.95%, 6/1/08         2,969,512
A1        AA-          1,500   Port Authority of New York
                               and New Jersey (AMT),
                               Variable, 1/15/27 (1)          1,553,730

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
Aa        A+           5,330   Triborough Bridge and
                               Tunnel Authority (TBTA)
                               General Purpose, 5.00%,
                               1/1/12                         4,869,062
Aa        A+          11,580   TBTA General Purpose,
                               5.50%, 1/1/17                 11,048,941
Aa        A+           2,500   TBTA General Purpose,
                               6.125%, 1/1/21                 2,583,100
                                                          -------------
                                                          $  39,729,170
                                                          -------------
                               WATER & SEWER REVENUE - 3.8%
Aa        A          $11,050   New York State EFC, State
                               Water Pollution Control,
                               6.875%, 6/15/10            $  12,110,568
Aa        A+           4,545   New York State EFC, State
                               Water Pollution Control,
                               7.20%, 3/15/11                 5,052,540
Aa        A            2,750   New York State EFC, State
                               Water Pollution Control,
                               7.00%, 6/15/12                 3,053,738
Aa        A              150   New York State EFC, State
                               Water Pollution Control,
                               7.50%, 6/15/12                   169,304
Baa1      A            3,750   Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                         4,160,625
                                                          -------------
                                                          $  24,546,775
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $610,645,613)        $ 642,348,587
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 11.0% of total investment.

                       See notes to financial statements

--------------------------------------------------------------------------------
                            Ohio Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               EDUCATION - 7.9%
A         A+         $ 1,000   University of Cincinnati,
                               6.50%, 12/1/11            $   1,035,190
A1        AA-            650   University of Cincinnati,
                               6.50%, 6/1/11                   684,314
Aa        AA-            550   Ohio State Higher
                               Educational Facilities,
                               Case Western University,
                               6.50%, 10/1/20                  604,335
NR        AA           1,000   Ohio State Higher
                               Educational Facilities,
                               Oberlin College, 5.375%,
                               10/1/15                         942,190
NR        AAA          2,100   Ohio Higher Educational
                               Facilities, Ohio Northern
                               University (CLEE), 5.60%,
                               5/1/13                        2,069,886
NR        AAA          2,750   Ohio Higher Educational
                               Facilities, Ohio Northern
                               University (CLEE), 5.65%,
                               5/1/18                        2,688,153
A1        A+           1,300   Ohio State Higher
                               Educational Facilities,
                               Public Facilities, 5.50%,
                               12/1/07                       1,319,513
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/07                 7,165,200
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/08                 7,121,100
A1        AA-          1,500   Ohio State University
                               Revenue, 5.75%, 12/1/09       1,523,325
                                                         -------------
                                                         $  25,153,206
                                                         -------------
                               ESCROWED - 0.2%
A1        NR         $   500   Gahanna, Ohio General
                               Obligation, 7.00%, 6/1/12 $     566,875
                                                         -------------
                               GENERAL OBLIGATIONS -
                               9.1%
NR        NR         $ 3,035   Belmont County, 7.30%,
                               12/1/17                   $   3,190,392
A         NR             600   City of Brunswick,
                               Various Purpose, 6.30%,
                               12/1/12                         617,586
NR        NR           2,450   Cleveland City School
                               District, 7.25%, 6/15/98      2,498,069
Aaa       AAA          1,035   City of Columbus, 5.50%,
                               11/1/12                       1,025,902
A1        NR           1,360   Copley-Fairlawn City
                               School District, 6.25%,
                               12/1/15                       1,403,180
NR        BBB          3,500   Guam Government, 5.375%,
                               11/15/13                      3,104,535
A1        NR           3,340   Hilliard City School
                               District, 6.30%, 12/1/14      3,462,344
A1        NR             500   Huber Heights, Ohio,
                               6.75%, 12/1/11                  534,185

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
A         NR           1,200   Mansfield Ohio Waterworks
                               Improvement, 5.60%,
                               12/1/13                       1,162,692
A1        NR             725   City of Medina, Ohio Fire
                               Station Improvement,
                               3.00%, 12/1/10                  527,445
Aa        AA           1,500   Ohio State Infrastructure
                               Improvement, 0%, 8/1/11         632,685
Baa1      NR           1,000   Scioto County, Ohio Human
                               Services Building, 7.15%,
                               8/1/11                        1,136,590
NR        NR           1,000   Tuscarawas Public Library
                               Improvement, 6.90%,
                               12/1/11                       1,055,300
Baa       NR           1,000   Youngstown, Ohio, 7.55%,
                               12/1/11                       1,080,240
NR        NR           6,855   Youngstown, Ohio, 7.35%,
                               6/15/05                       7,413,614
                                                         -------------
                                                         $  28,844,759
                                                         -------------
                               HEALTH CARE - 2.4%
NR        AAA        $ 1,000   Allen County Ohio, LIMA
                               Convalescent Home
                               Foundation (GNMA), 6.40%,
                               1/1/21                    $   1,022,330
Aa2       NR           1,600   Hamilton County,
                               Episcopal Retirement
                               Homes, 6.80%, 1/1/08          1,745,504
NR        BBB-         1,800   Marion County, United
                               Church Homes, 6.30%,
                               11/15/15                      1,734,354
Baa       BBB          2,925   Puerto Rico Urban Renewal
                               & Housing Corporation,
                               0%, 10/1/99                   2,364,570
Aa2       NR             600   Warren County, Otterbein
                               Home Project, 7.20%,
                               7/1/11                          662,418
                                                         -------------
                                                         $   7,529,176
                                                         -------------
                               HOSPITALS - 19.3%
Baa       BBB-       $ 1,000   Butler County, Hamilton-
                               Hughe Hospital, 7.50%,
                               1/1/10                    $   1,032,270
NR        BBB          1,000   Cambridge Ohio, Guernsey
                               Memorial Hospital, 8.00%,
                               12/1/11                       1,068,500
A1        A            2,100   Cuyahoga County, Fairview
                               General Hospital, 6.25%,
                               8/15/10                       2,152,101
A1        A            2,370   Cuyahoga County, Meridia
                               Health System, 7.00%,
                               8/15/23                       2,505,967
A1        A            2,000   Cuyahoga County, Meridia
                               Health System, 6.50%,
                               8/15/12                       2,052,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               HOSPITALS - (CONTINUED)
Aa        AA             750   Cuyahoga County,
                               University Hospitals
                               Health System, 6.50%,
                               1/15/19                         778,560
Aa        AA           4,450   Cuyahoga County,
                               University Hospitals
                               Health System, 6.00%,
                               1/15/22                       4,487,024
NR        BBB          4,500   Defiance Hospital, Inc.,
                               7.625%, 11/1/03               4,641,075
Baa       BBB-           665   East Liverpool City
                               Hospital-Series A, 8.00%,
                               10/1/21                         696,893
Baa       BBB-         1,000   East Liverpool City
                               Hospital-Series B, 8.00%,
                               10/1/21                       1,044,880
A         A-           4,000   Erie County, Firelands
                               Community Hospital,
                               6.75%, 1/1/08                 4,237,640
Aa        NR           3,000   Franklin County,
                               Children's Hospital,
                               6.60%, 5/1/13                 3,167,310
Aa        NR           1,900   Franklin County,
                               Riverside United
                               Methodist Hospital,
                               5.75%, 5/15/20                1,804,088
A         A            1,015   City of Garfield Heights,
                               Marymount Hospital,
                               6.65%, 11/15/11               1,052,058
A         A            1,000   City of Garfield Heights,
                               Marymount Hospital,
                               6.70%, 11/15/15               1,040,670
Aa2       NR           1,000   Hamilton County, Wesley
                               Hall Project, 6.50%,
                               3/1/15                        1,022,560
A1        A            4,000   Hamilton County, Bethesda
                               Hospital, Inc., 6.25%,
                               1/1/12                        4,027,400
A1        A+           1,095   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.125%, 12/15/06       1,199,266
A1        A+           5,900   Lorain County, Humility
                               of Mary Health Care
                               Corp., 5.90%, 12/15/08        6,048,208
A1        A+           1,000   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.20%, 12/15/11        1,081,030
NR        A+           1,750   Lorain County, Lakeland
                               Community Hospital, Inc.,
                               6.50%, 11/15/12               1,794,538
NR        BBB+         1,000   Lucas County, Flowers
                               Hospital, 6.125%, 12/1/13       939,000
A         A            2,760   City of Middleburg
                               Heights, Southwest
                               General Hospital Project,
                               6.75%, 8/15/21                2,880,971
NR        NR          10,000   Mt Vernon, Knox Community
                               Hospital, 7.875%, 6/1/12     10,358,900
                                                         -------------
                                                         $  61,113,509
                                                         -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               HOUSING - 7.1%
Aa        NR         $ 1,300   City of Clermont, Laurels
                               Project (FHA), 6.00%,
                               9/1/20                    $   1,285,011
Aa        NR           1,000   Franklin County, Hamilton
                               Creek Apartments (FHA),
                               (AMT), 5.80%, 7/1/14            942,190
Aa        NR           3,660   Franklin County, Hamilton
                               Creek Apartments (FHA),
                               (AMT), 5.55%, 7/1/24          3,239,905
NR        AAA          3,490   Ohio HFA, (GNMA), (AMT),
                               6.375%, 3/1/25                3,523,853
NR        AAA          4,735   Ohio HFA, (GNMA), (AMT),
                               6.70%, 3/1/25                 4,844,899
NR        AAA            835   Ohio HFA, SFMR (GNMA),
                               7.60%, 9/1/16                   871,723
NR        AAA          1,250   Ohio HFA, MFMR-Asbury
                               Woods (FHA), 7.00%,
                               10/1/24                       1,279,350
Aa        NR           2,850   Ohio HFA, Oakleaf Village
                               Project, (FHA), 5.70%,
                               9/1/26                        2,643,746
Aa        NR           1,000   Ohio HFA, Aristocrat
                               South Board & Care
                               Project (FHA), (AMT),
                               7.30%, 8/1/31                 1,037,330
Aaa       AAA          1,085   Ohio HFA SFMR, (GNMA)
                               (AMT), Variable, 3/31/31
                               (1)                           1,162,317
NR        BBB+         1,020   Ohio Economic
                               Development, KMART Corp.,
                               6.75%, 5/15/07                1,034,810
A1        A+             500   Ohio Building Authority
                               Juvenile Correctional
                               Building, 5.80%, 10/1/07        515,125
                                                         -------------
                                                         $  22,380,259
                                                         -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL
                               REVENUE - 8.8%
NR        BBB        $510....  Madison County, IDR,
                               KMART Corp., 6.75%,
                               9/15/06                   $     523,734
Baa1      NR           3,750   Ohio Air Quality
                               Development Authority,
                               Ashland Oil Inc, 6.85%,
                               4/1/10                        3,991,163
NR        A-             595   Ohio IDR, Enterprise Bond
                               Fund, Burrows Paper Corp.
                               (AMT), 7.625%, 6/1/11           659,546
NR        A-             310   Ohio IDR, Enterprise Bond
                               Fund, Cheryl & Co.,
                               (AMT), 5.50%, 12/1/04           307,774
NR        A-             530   Ohio IDR, Enterprise Bond
                               Fund, Cheryl & Co.,
                               (AMT), 5.90%, 12/1/09           530,806

--------------------------------------------------------------------------------
                      OHIO TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL
                               REVENUE - (CONTINUED)
NR        A-           1,815   Ohio IDR, Enterprise Bond
                               Fund, Consolidated
                               Biscuit, (AMT), 7.00%,
                               12/1/09                       2,014,051
NR        A-           3,425   Ohio IDR, Enterprise Bond
                               Fund, J J & W LP Project
                               (AMT), 6.70%, 12/1/14         3,536,826
NR        A-             750   Ohio IDR, Enterprise Bond
                               Fund, Luigino's Inc.
                               (AMT), 6.85%, 6/1/01            772,388
NR        A-           1,000   Ohio IDR, Enterprise Bond
                               Fund, Progress Plastic
                               Products, (AMT), 6.80%,
                               12/1/01                       1,086,040
NR        A-           1,525   Ohio IDR, Enterprise Bond
                               Fund, Progress Plastic
                               Products, (AMT), 7.80%,
                               12/1/09                       1,772,660
NR        A-             680   Ohio IDR, Enterprise Bond
                               Fund, Royal Appliance
                               Manufacturing Co., Series
                               1991 #9 (AMT), 7.625%,
                               12/1/11                         758,234
NR        A-           1,000   Ohio IDR, Enterprise Bond
                               Fund, Royal Appliance
                               Manufacturing Co., Series
                               1991 #5 (AMT), 7.625%,
                               12/1/11                       1,115,050
NR        A-           1,800   Ohio IDR, Enterprise Bond
                               Fund, Speco Corp. (AMT),
                               6.60%, 6/1/04                 1,857,186
NR        A-             170   Ohio IDR, Enterprise Bond
                               Fund, Speco Corp. (AMT),
                               6.25%, 6/1/00                   173,553
NR        A-             880   Ohio IDR, Enterprise Bond
                               Fund, VSM Corp., (AMT),
                               7.375%, 12/1/11                 969,936
NR        AA-          1,000   Ohio Pollution Control,
                               Standard Oil Company,
                               6.75%, 12/1/15                1,167,220
Baa2      BBB          4,065   Ohio Water Development
                               Authority, Union Carbide
                               Corp. Project, 5.50%,
                               1/15/07                       3,935,245
Ba2       NR           1,500   Portage County, Kroger
                               Corporation, 7.25%,
                               7/1/99                        1,592,175
Ba2       NR           1,000   Summit County, Kroger
                               Corporation, 6.85%,
                               7/1/99                        1,050,140
                                                         -------------
                                                         $  27,813,727
                                                         -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               INSURED EDUCATION - 1.1%
Aaa       AAA        $ 1,000   Adams & Highland County
                               Local School District
                               (MBIA), 5.25%, 12/1/21    $     923,810
Aaa       AAA          1,500   Delaware County, Buckeye
                               Valley Local School
                               District (MBIA), 5.25%,
                               12/1/20                       1,402,665
Aaa       AAA          1,000   Ohio Higher Education,
                               University of Dayton
                               Project (FGIC), 5.80%,
                               12/1/14                       1,000,720
                                                         -------------
                                                         $   3,327,195
                                                         -------------
                               INSURED GENERAL
                               OBLIGATIONS - 1.5%
Aaa       AAA        $ 1,700   Puerto Rico (AMBAC),
                               Variable, 7/1/15 (1)      $   1,716,898
Aaa       AAA          3,000   Puerto Rico (FSA),
                               Variable, 7/1/22 (1)          3,077,910
                                                         -------------
                                                         $   4,794,808
                                                         -------------
                               INSURED HEALTH CARE -
                               2.4%
Aaa       AAA        $ 1,945   Hamilton County, Sisters
                               of Charity Health Care
                               System (MBIA), 5.25%,
                               5/15/13                   $   1,819,645
Aa        AA-          5,925   Montgomery County,
                               Sisters of Charity Health
                               Care System (MBIA),
                               5.25%, 5/15/11                5,563,871
                                                         -------------
                                                         $   7,383,516
                                                         -------------
                               INSURED HOSPITALS - 11.7%
Aaa       AAA        $ 2,500   Akron, Bath and Copley
                               Townships Children's
                               Hospital Medical Center
                               of Akron, (AMBAC), 5.25%,
                               11/15/20                  $   2,276,175
Aaa       AAA          1,000   Clermont County, Mercy
                               Health System (AMBAC),
                               Variable, 10/5/21 (1)         1,128,810
Aaa       AAA          1,500   Cuyahoga County, Fairview
                               Hospital, (MBIA), 5.50%,
                               8/15/19                       1,389,270
Aaa       AAA          5,885   Franklin County,
                               Riverside United
                               Methodist (AMBAC), 5.75%,
                               5/15/12                       5,797,961
Aaa       AAA         10,500   Franklin County,
                               Riverside United
                               Methodist (AMBAC), 5.75%,
                               5/15/20                      10,085,565
Aaa       AAA          1,455   Hamilton County, The
                               Christ Hospital (FGIC),
                               5.50%, 1/1/08                 1,472,169
Aaa       AAA          1,500   Hamilton County,
                               Children's Hospital
                               Medical Center, (FGIC),
                               5.00%, 5/15/13                1,370,130
Aaa       AAA          2,750   Mansfield General
                               Hospital (AMBAC), 6.70%,
                               12/1/09                       2,970,028

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED HOSPITALS -
                               (CONTINUED)
Aaa       AAA          1,000   Montgomery County, Ohio
                               Miami Valley Hospital,
                               (AMBAC), 6.25%, 11/15/16      1,030,000
Aaa       AAA          6,565   Portage County, Robinson
                               Memorial Hospital,
                               (MBIA), 5.80%, 11/15/15       6,272,201
Aaa       AAA          3,500   Stark County, Timken
                               Mercy Medical, (MBIA),
                               5.00%, 12/1/19                3,113,320
                                                         -------------
                                                         $  36,905,629
                                                         -------------
                               INSURED HOUSING - 0.6%
Aaa       AAA        $   990   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 7.25%,
                               7/1/24                    $   1,032,649
Aaa       AAA            750   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 6.50%,
                               1/1/25                          763,965
                                                         -------------
                                                         $   1,796,614
                                                         -------------
                               INSURED INDUSTRIAL
                               DEVELOPMENT REVENUE
                               -2.3%
Aaa       AAA        $ 7,000   Ohio Air Quality
                               Development Authority,
                               JMG Funding, L.P.
                               Project, (AMBAC), (AMT),
                               6.375%, 1/1/29            $   7,180,670
                                                         -------------
                               INSURED LEASE - 2.6%
Aaa       AAA        $ 1,000   Ohio Higher Education,
                               University of Dayton,
                               (FGIC), 0%, 12/1/06       $     560,870
Aaa       AAA          8,000   Ohio State Public
                               Building
                               Authority-Workers Comp
                               Facilities (MBIA), 4.50%,
                               4/1/04                        7,785,200
                                                         -------------
                                                         $   8,346,070
                                                         -------------
                               INSURED SPECIAL TAX REVENUE - 4.9%
Aaa       AAA        $ 2,110   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/09                  $     976,656
Aaa       AAA          2,115   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/10                        920,427
Aaa       AAA          2,000   North Canton City School
                               District (AMBAC), 5.90%,
                               12/1/14                       2,024,260
Aaa       AAA          1,400   Pickerington Local School
                               District, (AMBAC), 0%,
                               12/1/11                         562,800
Aaa       AAA          2,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.50%, 7/1/17          1,911,920

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA          7,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/21          6,435,380
Aaa       AAA          3,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/20          2,762,220
                                                         -------------
                                                         $  15,593,663
                                                         -------------
                               INSURED UTILITIES - 2.4%
Aaa       AAA        $ 1,650   Cleveland Public Power
                               System, (MBIA), 7.00%,
                               11/15/17                  $   1,809,605
Aaa       AAA          2,000   Cuyahoga County Medical
                               Center Utility System
                               (AMT) (MBIA), 6.10%,
                               8/15/15                       2,001,480
Aaa       AAA          1,380   OH Municipal Electric
                               Generation Agency
                               (AMBAC), 5.375%, 2/15/24      1,289,665
Aaa       AAA          2,300   Puerto Rico Electric
                               Power Authority, (FSA),
                               Variable, 7/1/02 (1)          2,548,814
                                                         -------------
                                                         $   7,649,564
                                                         -------------
                               LEASE/COPS - 1.1%
A         NR         $ 1,000   University of Akron COP,
                               West Campus Parking Deck,
                               5.50%, 1/1/14             $     974,080
Baa1      A            2,500   Puerto Rico Public
                               Building Authority,
                               6.00%, 7/1/12                 2,504,675
                                                         -------------
                                                         $   3,478,755
                                                         -------------
                               LIFE CARE - 0.6%
Aa        NR         $ 2,000   Franklin County,
                               Kensington Place Project,
                               6.75%, 1/1/34             $   2,046,600
                                                         -------------
                               SPECIAL TAX REVENUE - 4.2%
Baa1      A          $ 3,000   Puerto Rico Highway &
                               Transportation Authority,
                               6.625%, 7/1/12            $   3,168,450
Baa1      A            1,500   Puerto Rico Highway &
                               Transportation Authority,
                               5.50%, 7/1/15                 1,427,055
Baa1      A            5,000   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/20                 4,466,150
Baa1      A            4,995   Puerto Rico Highway &
                               Transportation Authority,
                               5.00%, 7/1/22                 4,280,216
                                                         -------------
                                                         $  13,341,871
                                                         -------------

--------------------------------------------------------------------------------
                      OHIO TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               TRANSPORTATION - 1.7%
NR        BBB        $ 2,750   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23     $   2,755,913
A1        AA-          2,830   Ohio Turnpike Commission,
                               5.75%, 2/15/24                2,771,617
                                                         -------------
                                                         $   5,527,530
                                                         -------------
                               UTILITIES - 7.2%
NR        BBB        $ 5,500   Guam Power Authority,
                               5.25%, 10/1/13            $   4,960,170
NR        BBB          5,000   Guam Power Authority,
                               5.25%, 10/1/23                4,307,600
Baa1      A-           3,000   Puerto Rico Electric
                               Power Authority, 5.00%,
                               7/1/12                        2,709,060
Baa1      A-             360   Puerto Rico Electric
                               Power Authority, 7.125%,
                               7/1/14                          392,580
Baa1      A-           4,000   Puerto Rico Electric
                               Power Authority, 6.00%,
                               7/1/14                        3,968,440
Baa1      A-          20,165   Puerto Rico Electric
                               Power Authority, 0%,
                               7/1/17                        5,301,379
NR        NR           1,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        1,050,210
                                                         -------------
                                                         $  22,689,439
                                                         -------------
                               WATER & SEWER REVENUE - 0.9%
NR        NR         $   800   The Mahoning Valley
                               Sanitary District, 7.80%,
                               12/15/08                  $     855,392

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
NR        NR             950   The Mahoning Valley
                               Sanitary District, 7.80%,
                               12/15/09                      1,013,099
NR        NR           1,000   City of Vermilion, Ohio
                               Water System, 7.25%,
                               8/15/15                       1,066,720
                                                         -------------
                                                         $   2,935,211
                                                         -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $304,406,955)
                                                         $ 316,398,646
                                                         ===============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 11.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        Rhode Island Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                          TAX-EXEMPT SECURITIES - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               EDUCATION - 5.1%
Aa        AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Brown
                               University, 5.375%, 9/1/23  $  1,410,315
A         NR             750   Rhode Island Student Loan
                               Authority, 5.60%, 12/1/12        703,560
                                                            -----------
                                                           $  2,113,875
                                                            -----------
                               ELECTRIC UTILITY - 3.7%
Baa1      A-          $  710   Puerto Rico Electric Power
                               Authority, 5.00%, 7/1/12    $    641,144
Baa1      A-           1,000   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/25         912,910
                                                            -----------
                                                           $  1,554,054
                                                            -----------
                               GENERAL OBLIGATIONS (LOCAL)
                               -0.8%
Ba        NR          $  310   West Warwick, 6.80%,
                               7/15/98                     $    315,670
                                                            -----------
                               GENERAL OBLIGATIONS
                               (TERRITORY) - 3.9%
Baa1      A           $  500   Puerto Rico Public
                               Improvement, 5.50%, 7/1/13  $    477,075
Baa1      A              500   Puerto Rico Public Building
                               Authority, 5.75%, 7/1/15         483,355
NR        BBB            750   Government of Guam, 5.40%,
                               11/15/18                         652,755
                                                            -----------
                                                           $  1,613,185
                                                            -----------
                               HOSPITALS - 5.7%
NR        AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Landmark
                               Medical Center, 5.875%,
                               10/1/19                     $  1,432,335
NR        A            1,015   Rhode Island Health and
                               Educational Building
                               Corporation, Butler
                               Hospital, 5.125%, 1/1/08         957,135
                                                            -----------
                                                           $  2,389,470
                                                            -----------
                               HOUSING - 16.7%
Aa        AA+         $1,500   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.60%,
                               10/1/25                     $  1,502,370
Aa        AA             100   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.70%,
                               10/1/12                          101,929
Aa        AA             270   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 6.70%, 10/1/14      280,930

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aa        AA+            875   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.80%,
                               10/1/25 (2)                      893,034
Aa        AA+          1,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 7.10%,
                               10/1/23                        1,033,790
Aa        AA+          2,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 7.55%,
                               10/1/22                        2,137,460
NR        A               35   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 7.875%,
                               10/1/22                           36,217
Baa       BBB          1,025   Puerto Rico Housing Bank
                               and Finance Agency, 5.125%,
                               12/1/05                          994,527
                                                            -----------
                                                           $  6,980,257
                                                            -----------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 3.6%
Baa3      BB+         $  500   Puerto Rico Port Authority,
                               American Airlines, Inc.
                               (AMT), 6.30%, 6/1/23        $    493,499
Aa2       AA           1,000   Rhode Island Industrial
                               Facilities Corp., Mobil
                               Corp., 6.00%, 11/1/14            995,440
                                                            -----------
                                                           $  1,488,939
                                                            -----------
                               INSURED COLLEGE AND
                               UNIVERSITY - 9.8%
Aaa       AAA         $1,000   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/15      $    954,740
Aaa       AAA            730   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/22           687,397
Aaa       AAA            500   Rhode Island Health and
                               Educational Building,
                               University of Rhode Island
                               (MBIA), 5.50%, 9/15/13           478,550
Aaa       AAA          2,200   Rhode Island Health and
                               Educational Building,
                               University of Rhode Island
                               (MBIA), 5.25%, 9/15/23         1,966,712
                                                            -----------
                                                           $  4,087,399
                                                            -----------

--------------------------------------------------------------------------------
                  RHODE ISLAND TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL OBLIGATIONS - 7.9%
Aaa       AAA         $  750   Rhode Island Depositors
                               Economic Protection
                               Corporation (MBIA), 5.25%,
                               8/1/21                      $    677,453
Aaa       AAA          1,980   Rhode Island Port Authority
                               and Economic Development
                               Corporation Airport, (FSA),
                               5.25%, 7/1/23                  1,734,539
Aaa       AAA            900   Rhode Island Public
                               Buildings Authority
                               (AMBAC), 5.25%, 2/1/10           866,601
                                                            -----------
                                                           $  3,278,593
                                                            -----------
                               INSURED GENERAL OBLIGATIONS
                               (LOCAL) - 4.7%
Aaa       AAA         $1,000   Burrellville, (MBIA),
                               5.75%, 10/15/17             $    993,800
Aaa       AAA            500   Town of West Warwick,
                               (MBIA), 5.90%, 1/1/05            534,925
Aaa       AAA            480   City of Woonsocket, Water
                               Bonds (MBIA), 5.125%,
                               3/1/13                           454,824
                                                            -----------
                                                           $  1,983,549
                                                            -----------
                               INSURED GENERAL OBLIGATIONS
                               (STATE) - 2.4%
Aaa       AAA         $1,000   State of Rhode Island and
                               Providence Plantations,
                               Consolidated Capital
                               Development (FGIC), 5.50%,
                               7/15/12                     $    999,900
                                                            -----------
                               INSURED GENERAL OBLIGATION
                               (TERRITORY) - 0.6%
Aaa       AAA         $  250   Puerto Rico, Public
                               Improvement Bonds of 1992,
                               Yield Curve Notes (AMBAC),
                               Variable, 7/1/15 (1)        $    252,485
                                                            -----------
                               INSURED HOUSING - 6.1%
Aaa       AAA         $  890   Providence Housing
                               Development Corporation
                               Mortgage, (Barbara Jordan
                               Apartments) (MBIA), 6.50%,
                               7/1/09                      $    917,643
Aaa       AAA          1,075   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.75%,
                               1/1/19                         1,103,756
Aaa       AAA            500   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.85%,
                               1/1/24                           515,260
                                                            -----------
                                                           $  2,536,659
                                                            -----------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-------------------------------------------------------------------------
                               INSURED LEASE/CERTIFICATE
                               OF PARTICIPATION - 4.6%
Aaa       AAA         $  800   City of Pawtucket, Public
                               Building Authority (CGIC),
                               5.75%, 3/15/14              $    796,368
Aaa       AAA            590   Providence Rhode Island
                               Public Building Authority,
                               Feinstein School (MBIA),
                               5.25%, 12/15/13                  551,249
Aaa       AAA            630   Providence Rhode Island
                               Public Building Authority,
                               Feinstein School (MBIA),
                               5.25%, 12/15/14                  583,947
                                                            -----------
                                                           $  1,931,564
                                                            -----------
                               INSURED WATER & SEWER - 16.6%
Aaa       AAA         $1,500   Kent County Water Authority
                               General Revenue Bonds, 1994
                               Series A (MBIA), 6.35%,
                               7/15/14                     $  1,560,390
Aaa       AAA          1,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.80%, 10/1/09         1,030,650
Aaa       AAA          1,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.80%, 8/1/12          1,003,100
Aaa       AAA            500   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.85%, 10/1/09           515,120
Aaa       AAA          2,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.875%, 10/1/15        1,996,480
Aaa       AAA            750   Rhode Island Clean Water,
                               Safe Drinking Water (MBIA),
                               6.70%, 1/1/15                    800,610
                                                            -----------
                                                           $  6,906,350
                                                            -----------
                               MISCELLANEOUS - 1.1%
Baa1      A-          $  500   Rhode Island Depositors
                               Economic Protection
                               Corporation, 5.75%, 8/1/21  $    476,090
                                                            -----------
                               SPECIAL TAX - 6.7%
Baa       BBB-        $1,500   City of Providence, Rhode
                               Island, Special Obligation
                               Tax Increment Bonds, 7.65%,
                               6/1/16                      $  1,631,490
Baa1      A              750   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/17                    701,258

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               SPECIAL TAX - (CONTINUED)
Baa1      A              500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20                    446,615
                                                            -----------
                                                           $  2,779,363
                                                            -----------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $41,635,939)          $ 41,687,402
                                                            ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 52.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.9% to 37.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        West Virginia Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               EDUCATION - 3.2%
NR        BBB-        $1,490   Puerto Rico IM&E
                               (Polytechnic University of
                               Puerto Rico), 5.50%, 8/1/24 $  1,293,424
                                                           ------------
                               ELECTRIC UTILITIES - 11.8%
NR        BBB         $  750   Guam Power Authority,
                               5.25%, 10/1/13              $    676,388
NR        BBB            500   Guam Power Authority,
                               5.25%, 10/1/23                   430,760
NR        BBB            450   Guam Power Authority,
                               6.625%, 10/1/14                  461,111
A2        A            2,000   Harrison, West Virginia PCR
                               (Monongahela Power Company
                               Harrison Station), 6.75%,
                               8/1/24                         2,087,160
A3        BBB+         1,000   Mason, West Virginia PCR
                               (Appalacian Power Co.),
                               6.85%, 6/1/22                  1,050,440
                                                           ------------
                                                           $  4,705,859
                                                           ------------
                               ESCROWED - 1.7%
Aaa       AAA         $2,500   Kanawha-Putnam, West
                               Virginia Single Family
                               Mortgage (AMBAC), 0%,
                               12/1/16                     $    672,925
                                                           ------------
                               HEALTH CARE - 1.9%
NR        NR          $  745   Kanawha, West Virginia IDR
                               (Beverly Enterprises),
                               7.25%, 11/1/04              $    751,102
                                                           ------------
                               HOSPITALS - 9.9%
NR        BBB+        $1,750   Berkeley, West Virginia
                               Building Commission (City
                               Hospital), 6.50%, 11/1/22   $  1,747,655
A1        NR           1,000   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/23         1,028,530
A1        NR           1,125   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/16         1,160,303
                                                           ------------
                                                           $  3,936,488
                                                           ------------
                               HOUSING - 4.6%
Aa1       AA+         $1,000   West Virginia Housing
                               Development Finance, 5.45%,
                               11/1/21                     $    907,180
Aa1       AA+          1,000   West Virginia Housing
                               Development Finance, 5.55%,
                               5/1/17                           932,170
                                                           ------------
                                                           $  1,839,350
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL REVENUE - 12.5%
NR        A-          $1,375   Jefferson, West Virginia
                               IDR (Royal Venders,
                               Incorporated) (AMT), 5.90%,
                               8/1/04                      $  1,402,321
Baa2      BBB            300   Kanawha, West Virginia IDR
                               (Union Carbide Chemicals
                               and Plastics Company)
                               (AMT), 8.00%, 8/1/20             328,362
A2        NR           1,500   Puerto Rico IM&E (American
                               Home Products Corporation),
                               5.10%, 12/1/18                 1,321,875
Baa3      BB+            925   Puerto Rico Port Authority
                               (American Airlines) (AMT),
                               6.30%, 6/1/23                    923,696
NR        NR           1,000   Upshur, West Virginia Solid
                               Waste (TJI Project) (AMT),
                               7.00%, 7/15/25                 1,017,510
                                                           ------------
                                                           $  4,993,764
                                                           ------------
                               INSURED EDUCATION - 4.5%
Aaa       AAA         $1,150   West Virginia State College
                               System (AMBAC), 6.00%,
                               4/1/12 (2)                  $  1,164,088
Aaa       AAA            650   West Virginia State
                               University System (AMBAC),
                               6.00%, 4/1/12                    660,329
                                                           ------------
                                                           $  1,824,417
                                                           ------------
                               INSURED ELECTRIC UTILITIES - 13.5%
Aaa       AAA         $2,500   Marshall County PCR (Ohio
                               Power Kammer Plant) (MBIA),
                               5.45%, 7/1/14               $  2,386,825
Aaa       AAA          1,500   Mason County PCR (Ohio
                               Power Company) (AMBAC),
                               5.45%, 12/1/16                 1,425,840
Aaa       AAA            250   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/03 (1)                       279,805
Aaa       AAA          1,400   Putnam County PCR
                               (Appalachian Power Company)
                               (AMBAC), 5.45%, 6/1/19         1,304,898
                                                           ------------
                                                           $  5,397,368
                                                           ------------
                               INSURED GENERAL OBLIGATIONS - 2.5%
Aaa       AAA         $1,000   West Virginia School
                               Building Authority (MBIA),
                               6.00%, 7/1/12               $  1,009,250
                                                           ------------
                               INSURED HOSPITALS - 15.7%
Aaa       AAA         $1,000   West Virginia HFA (Linked
                               Bulls & Bears) (MBIA),
                               6.10%, 1/1/18               $  1,007,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED HOSPITALS -
                               (CONTINUED)
Aaa       AAA            200   West Virginia HFA
                               (University Hospital)
                               (MBIA), 5.00%, 6/1/13            179,592
Aaa       AAA          2,000   West Virginia HFA
                               (University Hospital)
                               (MBIA), 5.00%, 6/1/16          1,756,180
Aaa       AAA          2,300   West Virginia HFA (Cabell
                               Huntington Hospital)
                               (AMBAC), 6.25%, 1/1/19         2,346,782
Aaa       AAA          1,000   West Virginia HFA
                               (Charleston Area Medical
                               Center) (MBIA), 5.75%,
                               9/1/13                           972,720
                                                           ------------
                                                           $  6,262,874
                                                           ------------
                               INSURED TRANSPORTATION - 2.0%
Aaa       AAA         $1,250   West Virginia Parkways
                               Economic Development and
                               Tourism Authority (FGIC),
                               0%, 5/15/04                 $    793,888
                                                           ------------
                               INSURED WATER & SEWER - 11.1%
Aaa       AAA         $1,500   Huntington City Sewerage
                               System (FSA), 5.375%,
                               11/1/23                     $  1,412,085
Aaa       AAA          1,000   Parkersburg City Waterworks
                               (MBIA), 6.375%, 9/1/19         1,036,110
Aaa       AAA            500   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 5.75%, 11/1/19        485,395
Aaa       AAA            810   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 5.50%, 11/1/23        751,162
Aaa       AAA            750   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 6.00%, 11/1/14        754,170
                                                           ------------
                                                           $  4,438,922
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               SOLID WASTE - 2.6%
A2        A           $1,000   Braxton, West Virginia
                               Solid Waste (Weyerhaeuser)
                               (AMT), 6.50%, 4/1/25        $  1,022,740
                                                           ------------
                               SPECIAL TAX REVENUE - 2.3%
Baa1      A           $  500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20               $    446,615
Baa1      A              500   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                    475,681
                                                           ------------
                                                           $    922,294
                                                           ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $40,032,289)          $ 39,864,667
                                                           =============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 20.9% total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                              Tax Free Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                          CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
ASSETS:
  Investments --
     Identified cost                                     $381,719,158    $661,202,447    $277,979,560     $27,181,386
     Unrealized appreciation                               24,303,093      33,808,006      17,523,995       1,162,683
                                                         ------------    ------------    ------------     -----------
  Total investments, at value (Note 1A)                  $406,022,251    $695,010,453    $295,503,555     $28,344,069
  Cash                                                            589       5,917,921           6,632              38
  Receivable for investments sold                              50,000          45,000      13,030,253       1,555,677
  Interest receivable                                       6,743,380      15,155,609       5,219,546         492,405
  Deferred organization expenses (Note 1D)                     14,563          21,095          12,432           1,700
                                                         ------------    ------------    ------------     -----------
       Total assets                                      $412,830,783    $716,150,078    $313,772,418     $30,393,889
                                                         ------------    ------------    ------------     -----------
LIABILITIES:
  Demand note payable (Note 5)                           $  2,032,000    $    --         $  2,018,000     $   405,000
  Payable for investments purchased                           --              --            9,507,914         975,907
  Payable for when-issued securities (Note 1F)                --            3,936,280              --         --
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                              103,125         --               61,875          16,500
  Payable to affiliates --
     Trustees' fees                                             4,638           5,150           4,126             426
     Custodian fee                                              8,667           1,879           4,381           1,946
  Accrued expenses                                             12,215           3,633           5,875           1,150
                                                         ------------    ------------    ------------     -----------
       Total liabilities                                 $  2,160,645    $  3,946,942    $ 11,602,171     $ 1,400,929
                                                         ------------    ------------    ------------     -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                              $410,670,138    $712,203,136    $302,170,247     $28,992,960
                                                         ============    ============    ============     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                         $386,540,544    $678,395,130    $284,750,352     $27,858,037
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                      24,129,594      33,808,006      17,419,895       1,134,923
                                                         ------------    ------------    ------------     -----------
       Total                                             $410,670,138    $712,203,136    $302,170,247     $28,992,960
                                                         ============    ============    ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                     NEW YORK           OHIO         RHODE ISLAND     WEST VIRGINIA
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     ------------     -------------
ASSETS:
  Investments --
     Identified cost                               $610,645,613     $304,406,955     $41,635,939       $40,032,289
     Unrealized appreciation (depreciation)          31,702,974       11,991,691          51,463          (167,622)
                                                   ------------     ------------     -----------       -----------
  Total investments, at value (Note 1A)            $642,348,587     $316,398,646     $41,687,402       $39,864,667
  Cash                                                      696              522         999,953               122
  Receivable for investments sold                    17,612,917          998,095         --              1,251,526
  Interest receivable                                10,635,275        5,490,518         771,453           698,045
  Deferred organization expenses (Note 1D)               14,921            9,316           1,744             1,738
                                                   ------------     ------------     -----------       -----------
       Total assets                                $670,612,396     $322,897,097     $43,460,552       $41,816,098
                                                   ------------     ------------     -----------       -----------
LIABILITIES:
  Demand note payable (Note 5)                     $    476,000     $  3,860,000     $   --            $   970,000
  Payable for investments purchased                  16,908,493          --              504,263           --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)              477,125          --               48,125             7,313
  Payable to affiliates --
     Trustees' fees                                       5,150            4,126             426               427
     Custodian fee                                        1,500            6,183           1,500             1,500
  Accrued expenses                                        7,819           10,140             271             1,797
                                                   ------------     ------------     -----------       -----------
       Total liabilities                           $ 17,876,087     $  3,880,449     $   554,585       $   981,037
                                                   ------------     ------------     -----------       -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                        $652,736,309     $319,016,648     $42,905,967       $40,835,061
                                                   ============     ============     ===========       ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                   $621,396,197     $307,024,957     $42,891,975       $41,009,996
  Unrealized appreciation (depreciation) of
     investments and financial futures contracts
     (computed on the basis of identified cost)      31,340,112       11,991,691          13,992          (174,935)
                                                   ------------     ------------     -----------       -----------
       Total                                       $652,736,309     $319,016,648     $42,905,967       $40,835,061
                                                   ============     ============     ===========       ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                          CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                              $ 28,624,042    $ 47,432,310    $ 19,516,946     $1,829,920
                                                         ------------    ------------    ------------    -----------
  Expenses --
     Investment adviser fee (Note 2)                     $  2,121,262    $  3,433,489    $  1,383,407     $   65,442
     Compensation of Trustees not members of
       the Investment Adviser's organization (Note 2)          18,570          21,513          16,111          1,642
     Custodian fee (Note 2)                                   187,581         231,473         135,884         20,589
     Interest expense (Note 5)                                --              267,593         --              --
     Legal and accounting services                             42,258          37,372          30,407         15,822
     Amortization of organization expenses (Note 1D)            5,625           8,830           5,209            620
     Miscellaneous                                            120,219          36,943          91,575         11,551
                                                         ------------    ------------    ------------     ----------
       Total expenses                                    $  2,495,515    $  4,037,213    $  1,662,593     $  115,666
                                                         ------------    ------------    ------------     ----------
     Deduct reduction of investment adviser fee (Note
       2)                                                $    --         $    --         $    --          $   36,759
     Deduct reduction of custodian fee (Note 2)                47,611         220,751          61,501         10,910
                                                         ------------    ------------    ------------     ----------
       Total                                             $     47,611    $    220,751    $     61,501     $   47,669
                                                         ------------    ------------    ------------     ----------
       Net expenses                                      $  2,447,904    $  3,816,462    $  1,601,092     $   67,997
                                                         ------------    ------------    -------------    ----------
           Net investment income                         $ 26,176,138    $ 43,615,848    $ 17,915,854     $1,761,923
                                                         ------------    ------------    ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)     $(19,076,355)   $(10,100,669)   $(12,310,806)    $(1,606,974)
     Financial futures contracts                           (3,974,440)    (12,765,513)     (3,356,628)       (429,946)
                                                         ------------    ------------    ------------     -----------
       Net realized loss on investments                  $(23,050,795)   $(22,866,182)   $(15,667,434)    $(2,036,920)
                                                         ------------    ------------    ------------     -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                         $ 34,125,832    $ 54,420,669    $ 24,470,289     $3,291,986
     Financial futures contracts                             (650,309)        --             (482,875)       (49,109)
                                                         ------------    ------------    ------------     ----------
       Net unrealized appreciation of investments        $ 33,475,523    $ 54,420,669    $ 23,987,414     $3,242,877
                                                         ------------    ------------    ------------     ----------
          Net realized and unrealized gain on
            investments                                  $ 10,424,728    $ 31,554,487    $  8,319,980     $1,205,957
                                                         ------------    ------------    ------------     ----------
            Net increase in net assets from operations   $ 36,600,866    $ 75,170,335    $ 26,235,834     $2,967,880
                                                         =============   =============   =============    ==========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                        NEW YORK         OHIO         RHODE ISLAND    WEST VIRGINIA
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      ------------    -----------     ------------    -------------
INVESTMENT INCOME:
  Interest income (Note 1B)                           $ 41,798,094    $20,219,008     $ 2,510,499      $ 2,448,706
                                                      ------------    ------------    -----------      -----------
  Expenses --
     Investment adviser fee (Note 2)                  $  3,031,508    $ 1,463,895     $   100,476      $    98,033
     Compensation of Trustees not members of
       the Investment Adviser's organization (Note
       2)                                                   20,640         19,598           1,642            1,614
     Custodian fee (Note 2)                                221,548        157,716          25,652           19,975
     Interest expense (Note 5)                             --             114,074           9,944          --
     Legal and accounting services                          37,661         30,478          19,975           22,425
     Amortization of organization expenses (Note 1D)         6,278          3,960             633              631
     Miscellaneous                                         193,968         31,370           8,450           14,013
                                                      ------------    ------------    -----------      -----------
       Total expenses                                 $  3,511,603    $ 1,821,091     $   166,772      $   156,691
                                                      ------------    ------------    -----------      -----------
     Deduct reduction of investment adviser fee
       (Note 2)                                       $    --         $   --          $    50,721      $    32,526
     Deduct reduction of custodian fee (Note 2)            220,048         67,412          16,510            8,102
                                                      ------------    ------------    -----------      -----------
       Total                                          $    220,048    $    67,412     $    67,231      $    40,628
                                                      ------------    ------------    -----------      -----------
       Net expenses                                   $  3,291,555    $ 1,753,679     $    99,541      $   116,063
                                                      ------------    ------------    -----------      -----------
            Net investment income                     $ 38,506,539    $18,465,329     $ 2,410,958      $ 2,332,643
                                                      ------------    ------------    -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)  $(12,293,704)   $(4,554,010)    $  (674,421 )    $  (534,437)
     Financial futures contracts                        (6,983,956)    (2,677,416)       (717,584 )       (623,660)
                                                      ------------    ------------    -----------      -----------
          Net realized loss on investments            $(19,277,660)   $(7,231,426)    $(1,392,005 )    $(1,158,097)
                                                      ------------    ------------    -----------      -----------
  Change in unrealized appreciation
     (depreciation) --
     Investments                                      $ 43,541,560    $20,963,434     $ 2,912,214      $ 2,862,911
     Financial futures contracts                          (498,006)       --              (37,471 )        (52,368)
                                                      ------------    ------------    -----------      -----------
       Net unrealized appreciation of investments     $ 43,043,554    $20,963,434     $ 2,874,743      $ 2,810,543
                                                      ------------    ------------    -----------      -----------
          Net realized and unrealized gain on
            investments                               $ 23,765,894    $13,732,008     $ 1,482,738      $ 1,652,446
                                                      ------------    ------------    -----------      -----------
            Net increase in net assets from
               operations                             $ 62,272,433    $32,197,337     $ 3,893,696      $ 3,985,089
                                                      ============    ============    ===========      ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                        CALIFORNIA         FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                       -------------    -------------    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  26,176,138    $  43,615,848    $ 17,915,854     $ 1,761,923
     Net realized loss on investments                    (23,050,795)     (22,866,182)    (15,667,434)    (2,036,920)
     Change in unrealized appreciation of investments     33,475,523       54,420,669      23,987,414       3,242,877
                                                       --------------   --------------   ------------     -----------
       Net increase in net assets from operations      $  36,600,866    $  75,170,335    $ 26,235,834     $ 2,967,880
                                                       --------------   --------------   ------------     -----------
  Capital transactions --
     Contributions                                     $  39,676,667    $  64,327,943    $ 27,917,577     $ 4,982,661
     Withdrawals                                        (110,738,796)    (199,418,295)    (60,522,944)    (8,434,232)
                                                       --------------   --------------   ------------     -----------
       Decrease in net assets resulting from capital
          transactions                                 $ (71,062,129)   $(135,090,352)   $(32,605,367)   $(3,451,571)
                                                       --------------   --------------   ------------    ------------
          Total decrease in net assets                 $ (34,461,263)   $ (59,920,017)   $ (6,369,533)   $  (483,691)
NET ASSETS:
  At beginning of year                                   445,131,401      772,123,153     308,539,780      29,476,651
                                                       --------------   --------------   ------------     ------------
  At end of year                                       $ 410,670,138    $ 712,203,136    $302,170,247     $28,992,960
                                                       ==============   ==============   ============     ===========

--------------------------------------------------------------------------------

                                                      NEW YORK           OHIO         RHODE ISLAND    WEST VIRGINIA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    -------------    ------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $  38,506,539    $ 18,465,329     $ 2,410,958      $ 2,332,643
     Net realized loss on investments                 (19,277,660)     (7,231,426)     (1,392,005)     (1,158,097)
     Change in unrealized appreciation of
       investments                                     43,043,554      20,963,434       2,874,743        2,810,543
                                                    -------------    ------------     ------------    -------------
       Net increase in net assets from operations   $  62,272,433    $ 32,197,337     $ 3,893,696      $ 3,985,089
                                                    -------------    ------------     ------------    -------------
  Capital transactions --
     Contributions                                  $  61,423,633    $ 24,237,228     $ 9,514,698      $ 3,302,492
     Withdrawals                                     (126,606,533)    (61,829,470)     (8,622,345)     (6,925,830)
                                                    -------------    ------------     ------------    -------------
       Increase (decrease) in net assets resulting
          from
          capital transactions                      $ (65,182,900)   $(37,592,242)    $   892,353      $(3,623,338)
                                                    -------------    ------------     ------------    -------------
          Total increase (decrease) in net assets   $  (2,910,467)   $ (5,394,905)    $ 4,786,049      $   361,751
NET ASSETS:
  At beginning of year                                655,646,776     324,411,553      38,119,918       40,473,310
                                                    -------------    ------------     ------------    -------------
  At end of year                                    $ 652,736,309    $319,016,648     $42,905,967      $40,835,061
                                                    ==============   ==============   ===========     ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FLORIDA
                                         CALIFORNIA PORTFOLIO           PORTFOLIO        MASSACHUSETTS    MISSISSIPPI
                                       -----------------------------    ---------          PORTFOLIO       PORTFOLIO
                                        YEAR ENDED       YEAR ENDED                      -------------    ------------
                                       SEPTEMBER 30,     MARCH 31,                       YEAR ENDED
                                          1994**           1994*                     SEPTEMBER 30, 1994
                                       -------------    ------------    ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income             $ 13,943,369     $ 25,183,098    $  45,081,235    $ 17,598,654     $ 1,360,681
     Net realized gain (loss) on
       investment transactions          (10,624,666)      10,976,521       (5,816,054)     (5,575,616)       (648,050)
     Change in unrealized
       depreciation of investments         (942,071)     (34,132,327)     (84,917,438)    (26,955,377)     (2,341,025)
                                       -------------    -------------   --------------   -------------    ------------
       Net increase (decrease) in net
          assets from operations       $  2,376,632     $  2,027,292    $ (45,652,257)   $(14,932,339)    $(1,628,394)
                                       -------------    -------------   -------------   -------------    ------------
  Capital transactions --
     Contributions                     $ 24,605,354     $553,867,973    $ 174,248,758    $ 73,999,994     $22,605,600
     Withdrawals                        (49,109,598)     (88,736,272)    (128,894,901)    (41,140,572)     (2,733,129)
                                       -------------    -------------   -------------   -------------    ------------
       Increase (decrease) in net
          assets resulting from
          capital transactions         $(24,504,244)    $465,131,701    $  45,353,857    $ 32,859,422     $19,872,471
                                       -------------    -------------   -------------   -------------    ------------
          Total increase (decrease)
            in net assets              $(22,127,612)    $467,158,993    $    (298,400)   $ 17,927,083     $18,244,077
NET ASSETS:
  At beginning of year                  467,259,013          100,020      772,421,553     290,612,697      11,232,574
                                       -------------    -------------   -------------   -------------    ------------
  At end of year                       $445,131,401     $467,259,013    $ 772,123,153    $308,539,780     $29,476,651
                                       ==============   ==============  ==============   ==============   ===========

--------------------------------------------------------------------------------

                                                        NEW YORK          OHIO        RHODE ISLAND    WEST VIRGINIA
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      ------------    ------------    ------------    -------------
                                                                      YEAR ENDED SEPTEMBER 30, 1994
                                                      -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                            $ 38,006,256    $ 18,012,641    $ 1,702,520      $ 1,998,183
     Net realized loss on investment transactions       (2,555,481)       (413,084)      (572,496)        (467,540)
     Change in unrealized depreciation of
       investments                                     (67,884,728)    (32,855,282)    (3,287,877)      (3,500,185)
                                                      -------------   -------------   ------------    ------------
       Net decrease in net assets from operations     $(32,433,953)   $(15,255,725)   $(2,157,853)     $(1,969,542)
                                                      -------------   -------------   ------------    ------------
  Capital transactions --
     Contributions                                    $135,102,754    $ 78,699,031    $26,648,655      $21,082,434
     Withdrawals                                       (95,828,619)    (37,123,714)    (3,352,183)      (3,399,808)
                                                      ------------    -------------   ------------    ------------
       Increase in net assets resulting from capital
          transactions                                $ 39,274,135    $ 41,575,317    $23,296,472      $17,682,626
                                                      ------------    ------------    ---------- -    ------------
          Total increase in net assets                $  6,840,182    $ 26,319,592    $21,138,619      $15,713,084
NET ASSETS:
  At beginning of year                                 648,806,594     298,091,961     16,981,299       24,760,226
                                                      ------------    ------------    -----------     ------------
  At end of year                                      $655,646,776    $324,411,553    $38,119,918      $40,473,310
                                                      ============    ============    ===========     ============

------------

 * For the period from the start of business, May 3, 1993 to March 31, 1994. ** For the six months ended September 30, 1994 (Note 7).


                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                 CALIFORNIA PORTFOLIO                   FLORIDA PORTFOLIO
                                           --------------------------------     ----------------------------------
                                                      YEAR ENDED                            YEAR ENDED
                                           --------------------------------     ----------------------------------
                                                                    MARCH
                                              SEPTEMBER 30,          31,                  SEPTEMBER 30,
                                           -------------------     --------     ----------------------------------
                                             1995     1994****     1994***        1995         1994        1993*
                                           --------   --------     --------     --------     --------     --------
RATIOS (As a percentage of average
  daily net assets):
  Expenses                                    0.59%     0.57% +      0.55% +       0.55%        0.48%        0.47%+
  Net investment income                       6.22%     6.09% +      5.72% +       5.94%        5.65%        5.53%+
Net assets, end of year (000 omitted)      $410,763   $445,131     $467,259     $712,203     $772,123     $772,422
PORTFOLIO TURNOVER                              58%       40%          91%           61%          57%          55%

--------------------------------------------------------------------------------

                                                    MASSACHUSETTS PORTFOLIO              MISSISSIPPI PORTFOLIO
                                                 ------------------------------     -------------------------------
                                                           YEAR ENDED                         YEAR ENDED
                                                         SEPTEMBER 30,                       SEPTEMBER 30,
                                                 ------------------------------     -------------------------------
                                                   1995       1994      1993*        1995        1994       1993**
                                                 --------   --------   --------     -------     -------     -------
RATIOS (As a percentage of average daily net
  assets)++:
  Net expenses                                      0.56%     0.51%       0.49%+      0.27%       0.05%       0.00%+
  Net investment income                             6.00%     5.74%       5.72%+      5.97%       5.67%       4.49%+
Net assets, end of year (000 omitted)            $302,170   $308,540   $290,613     $28,993     $29,477     $11,233
PORTFOLIO TURNOVER                                    87%       53%         38%         52%         38%         11%

++The operating expenses of the Mississippi Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net
  assets):
  Expenses                                                                            0.39%       0.32%       0.25%+
  Net investment income                                                               5.85%       5.40%       4.24%+

   + Annualized.
   * For the period from the start of business, February 1, 1993, to September 30, 1993.
  ** For the period from the start of business, June 11, 1993, to September 30, 1993.
 *** For the period from the start of business, May 3, 1993 to March 31, 1994. **** For the six months ended September 30, 1994 (Note 7).

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   NEW YORK PORTFOLIO                       OHIO PORTFOLIO
                                           ----------------------------------     ----------------------------------
                                                YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                           ----------------------------------     ----------------------------------
                                             1995         1994        1993*         1995         1994        1993*
                                           --------     --------     --------     --------     --------     --------
RATIOS (As a percentage of average
  daily net assets):
  Expenses                                    0.54%        0.48%        0.48%+       0.57%        0.51%        0.49%+
  Net investment income                       5.97%        5.70%        5.64%+       5.80%        5.61%        5.61%+
Net assets, end of year (000 omitted)      $652,736     $655,647     $648,807     $319,017     $324,412     $298,092
PORTFOLIO TURNOVER                              55%          47%          37%          51%          31%          24%

--------------------------------------------------------------------------------

                                                 RHODE ISLAND PORTFOLIO                 WEST VIRGINIA PORTFOLIO
                                            ---------------------------------      ---------------------------------
                                                YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------      ---------------------------------
                                             1995         1994        1993**        1995         1994        1993**
                                            -------      -------      -------      -------      -------      -------
RATIOS (As a percentage of average daily
  net assets)++:
  Net expenses                                0.29%        0.12%        0.00%+       0.31%        0.10%        0.00%+
  Net investment income                       5.96%        5.64%        4.86%+       5.81%        5.52%        4.50%+
Net assets, end of year (000 omitted)       $42,906      $38,120      $16,981      $40,835      $40,473      $24,760
PORTFOLIO TURNOVER                              42%          42%          23%          19%          39%          19%

++ The operating expenses of the Rhode Island and West Virginia Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily
  net assets):
  Expenses                                    0.41%        0.33%        0.26%+       0.39%        0.33%        0.21%+
  Net investment income                       5.80%        5.43%        4.60%+       5.73%        5.29%        4.30%+

 + Annualized.
 * For the period from the start of business, February 1, 1993, to September 30, 1993.
** For the period from the start of business, June 11, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

California Tax Free Portfolio (California Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end Management Investment Company. Florida Tax Free Portfolio (Florida Portfolio), Massachusetts Tax Free Portfolio (Massachusetts Portfolio), Mississippi Tax Free Portfolio (Mississippi Portfolio), New York Tax Free Portfolio (New York Portfolio), Ohio Tax Free Portfolio (Ohio Portfolio), Rhode Island Tax Free Portfolio (Rhode Island Portfolio) and West Virginia Tax Free Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATIONAL EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. OTHER -- Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1995, each Portfolio paid advisory fees as follows:

    PORTFOLIO          AMOUNT           EFFECTIVE RATE*
------------------   ----------         ----------------
California           $2,121,262               0.50%
Florida               3,433,489               0.47%
Massachusetts         1,383,407               0.46%
Mississippi              65,442               0.22%
New York              3,031,508               0.47%
Ohio                  1,463,895               0.46%
Rhode Island            100,476               0.25%
West Virginia            98,033               0.24%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Mississippi Portfolio, Rhode Island Portfolio and West Virginia Portfolio, BMR made a reduction in its fee in the amount of $36,759, $50,721 and $32,526, respectively, for the year ended September 30, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the fiscal year ended September 30, 1995, were as follows:

                          CALIFORNIA
                           PORTFOLIO         FLORIDA PORTFOLIO     MASSACHUSETTS PORTFOLIO      MISSISSIPPI PORTFOLIO
                      -------------------    ------------------    ------------------------    ------------------------
Purchases                $ 240,733,525          $442,070,821             $256,567,304                $ 15,055,910
Sales                      289,176,459           538,413,651              272,646,745                  17,241,107

                           NEW YORK                                      RHODE ISLAND               WEST VIRGINIA
                           PORTFOLIO           OHIO PORTFOLIO             PORTFOLIO                   PORTFOLIO
                      -------------------    ------------------    ------------------------    ------------------------
Purchases                $ 355,016,997          $159,675,006             $ 18,875,194                $  7,550,158
Sales                      397,804,899           188,427,313               16,667,230                  10,130,261

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1995, as computed on a federal income tax basis, are as follows:

                                                    CALIFORNIA        FLORIDA       MASSACHUSETTS      MISSISSIPPI
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     ------------     -------------
Aggregate Cost                                     $381,719,158     $661,202,447    $277,979,560       $27,181,386
                                                   ============     ============     ===========      =============
Gross unrealized appreciation                      $ 24,714,474     $ 37,104,327     $17,673,126       $ 1,233,400
Gross unrealized depreciation                           411,381        3,296,321         149,131            70,717
                                                   ------------     ------------     -----------      -------------
     Net unrealized appreciation                   $ 24,303,093     $ 33,808,006     $17,523,995       $ 1,162,683
                                                   ============     ============     ===========      =============

                                                     NEW YORK           OHIO        RHODE ISLAND      WEST VIRGINIA
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     -----------      -------------
Aggregate Cost                                     $610,645,613     $304,406,955     $41,635,939       $40,032,289
                                                   ============     ============     ===========      =============
Gross unrealized appreciation                      $ 34,539,991     $ 13,447,996     $   809,990       $   586,957
Gross unrealized depreciation                         2,837,017        1,456,305         758,527           754,579
                                                   ------------     ------------     -----------      -------------
     Net unrealized appreciation (depreciation)    $ 31,702,974     $ 11,991,691     $    51,463       $  (167,622)
                                                   ============     ============     ===========      =============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1995, the California Portfolio, Massachusetts Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio and West Virginia Portfolio had loan balances outstanding pursuant to this line of credit of $2,032,000, $2,018,000, $405,000, $476,000, $3,860,000
and $970,000, respectively.

For the year ended September 30, 1995, the average daily balance outstanding pursuant to this line of credit, the average interest rate and the maximum outstanding month end balance were as follows:

                                                       MAXIMUM
                                                     OUTSTANDING
                    AVERAGE           AVERAGE         MONTH END
  PORTFOLIO      DAILY BALANCE     INTEREST RATE       BALANCE
-------------    -------------     -------------     -----------
Florida           $ 9,287,587           7.28%        $26,664,000
Ohio                2,928,000           7.27%         9,776,000
Rhode Island          747,882           7.26%         1,370,000

The California, Massachusetts, Mississippi, New York, and West Virginia Portfolios did not have any significant borrowings or allocated fees during the year end September 30, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 1995, were as follows:

                      FUTURES
                     CONTRACTS                                                    NET UNREALIZED
  PORTFOLIO       EXPIRATION DATE              CONTRACTS             POSITION      DEPRECIATION
--------------    ----------------     -------------------------     --------     --------------
California             12/95              75 U.S. Treasury Bonds       Short         $173,499
Massachusetts          12/95              45 U.S. Treasury Bonds       Short          104,100
Mississippi            12/95              12 U.S. Treasury Bonds       Short           27,760
New York               12/95             347 U.S. Treasury Bonds       Short          362,862
Rhode Island           12/95              35 U.S. Treasury Bonds       Short           37,471
West Virginia          12/95              10 U.S. Treasury Bonds       Short            7,313

At September 30, 1995, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts. The Florida Portfolio and Ohio Portfolio did not have any open obligations under these financial instruments at September 30, 1995.
--------------------------------------------------------------------------------
(7) CHANGE IN FISCAL YEAR

The California Portfolio changed it fiscal year end from March 31 to September 30, effective September 30, 1994.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF:
  CALIFORNIA TAX FREE PORTFOLIO
  FLORIDA TAX FREE PORTFOLIO
  MASSACHUSETTS TAX FREE PORTFOLIO
  MISSISSIPPI TAX FREE PORTFOLIO
  NEW YORK TAX FREE PORTFOLIO
  OHIO TAX FREE PORTFOLIO
  RHODE ISLAND TAX FREE PORTFOLIO
  WEST VIRGINIA TAX FREE PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Tax Free Portfolio, Florida Tax Free Portfolio, Massachusetts Tax Free Portfolio, Mississippi Tax Free Portfolio, New York Tax Free Portfolio, Ohio Tax Free Portfolio, Rhode Island Tax Free Portfolio and West Virginia Tax Free Portfolio as of September 30, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994, and for the California Tax Free Portfolio, the year ended March 31, 1994, and the supplementary data for each of the years in the three-year period ended September 30, 1995. These financial statements and supplementary data are the responsibility of each Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of California Tax Free Portfolio, Florida Tax Free Portfolio, Massachusetts Tax Free Portfolio, Mississippi Tax Free Portfolio, New York Tax Free Portfolio, Ohio Tax Free Portfolio, Rhode Island Tax Free Portfolio and West Virginia Tax Free Portfolio at September 30, 1995, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 27, 1995

--------------------------------------------------------------------------------

Investment Management
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUNDS            OFFICERS                      INDEPENDENT TRUSTEES
                 THOMAS J. FETTER              DONALD R. DWIGHT
                 President                     President, Dwight Partners, Inc.
                                               Chairman, Newspaper of New
                 JAMES B. HAWKES                 England, Inc.
                 Vice President, Trustee
                                               SAMUEL L. HAYES, III
                 ROBERT B. MACINTOSH           Jacob H. Schiff Professor of
                 Vice President                  Investment

                 JAMES L. O'CONNOR             Banking, Harvard University
                 Treasurer                       Graduate School of
                                                 Business Administration

                 THOMAS OTIS                   NORTON H. REAMER
                 Secretary                     President and Director,
                                                 United Asset Management
                                                 Corporation

                                               JOHN L. THORNDIKE
                                               Director,
                                                 Fiduciary Company Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and Consultant

-------------------------------------------------------------------------------
PORTFOLIOS
                 OFFICERS                      INDEPENDENT TRUSTEES
                 THOMAS J. FETTER              DONALD R. DWIGHT
                 President and Portfolio       President, Dwight Partners, Inc.
                 Manager of Florida            Chairman, Newspaper of New
                   and Ohio Tax Free             England, Inc.
                   Portfolios
                                               SAMUEL L. HAYES, III
                 JAMES B. HAWKES               Jacob H. Schiff Professor of
                 Vice President, Trustee         Investment Banking, Harvard
                                                 University
                 ROBERT B. MACINTOSH           Graduate School of
                 Vice President and              Business Administration
                   Portfolio
                 Manager of California and     NORTON H. REAMER
                   Massachusetts               President and Director,
                   Tax Free Portfolios         United Asset Management
                                                 Corporation
                 NICOLE ANDERES
                 Vice President and            JOHN L. THORNDIKE
                 Portfolio Manager of New      Director,
                   York and Rhode Island         Fiduciary Company Incorporated
                   Tax Free Portfolios
                                               JACK L. TREYNOR
                 TIMOTHY T. BROWSE             Investment Adviser
                 Vice President and              and Consultant
                   Portfolio Manager of
                   West Virginia Tax Free
                   Portfolios

                 CYNTHIA J. CLEMSON
                 Vice President and
                   Portfolio Manager of
                   Mississippi Tax Free
                   Portfolios

                 JAMES L. O'CONNOR
                 Treasurer

                 THOMAS OTIS
                 Secretary

--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                  EATON VANCE
                                MUNICIPALS TRUST
                               24 FEDERAL STREET
                                BOSTON, MA 02110